                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2014
                         -------------------------

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2014

SUNAMERICA
Income Funds

[PHOTO]





[LOGO]

        SEPTEMBER 30, 2014                                    SEMI-ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SUNAMERICA U.S. GOVERNMENT SECURITIES FUND (SGTAX)

SUNAMERICA GNMA FUND (GNMAX)

SUNAMERICA STRATEGIC BOND FUND (SDIAX)

SUNAMERICA HIGH YIELD BOND FUND (SHNAX)*

--------
* Effective October 1, 2014, the name of the SunAmerica High Yield Bond Fund changed to the SunAmerica Flexible Credit Fund.

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENTS OF ASSETS AND LIABILITIES........................  6
        STATEMENTS OF OPERATIONS....................................  8
        STATEMENTS OF CHANGES IN NET ASSETS.........................  9
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 15
        NOTES TO FINANCIAL STATEMENTS............................... 61
        APPROVAL OF ADVISORY AGREEMENTS............................. 80

        SHAREHOLDER LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Income Funds for the six months ended September 30, 2014. It was a period wherein fixed income market performance was primarily driven by economic conditions and monetary policies of global central banks, both of which diverged as the fiscal year progressed, as well as by concerns surrounding geopolitical events. For the semi-annual period overall, the Barclays U.S. Aggregate Bond Index*, a broad measure of the U.S. fixed income market, returned 2.21%.

As the semi-annual period began, dovish tones across the major central banks, emerging market economic growth concerns and geopolitical tensions in Ukraine and the Middle East overshadowed constructive economic releases in advanced economies, keeping risk appetites suppressed. In turn, global fixed income markets rallied as expectations of prolonged easy monetary policy and an improving, albeit below trend, macro environment suppressed volatility. At the same time, central bank monetary policy diverged. The European Central Bank ("ECB") unveiled a set of unconventional monetary policy measures in an effort to fight disinflationary forces and rekindle growth in the Eurozone. The People's Bank of China ("PBOC") also announced a set of stimulus measures. The Bank of Japan (BoJ) maintained its easy monetary policy framework, while the Bank of England signaled a possible increase in rates before the end of the year and the U.S. Federal Reserve (the "Fed") hinted that rate hikes might start next year. Virtually all of the key fixed income sectors generated positive absolute returns during the second calendar quarter of 2014, as global bond yields generally decreased and credit spreads tightened.

Fixed income markets maintained a relatively cautious tone during the third calendar quarter amid persistent geopolitical tensions and renewed concerns about global economic growth. The ECB surprised markets by cutting its benchmark lending and deposit rates further and announcing it would buy asset-backed securities and covered bonds. The programs are part of the ECB's broader effort to encourage lending and fend off fears of deflation. China's central bank joined the ECB in boosting liquidity by injecting funds into its nation's largest banks in an effort to combat weakening growth. However, the pro-democracy protests in Hong Kong created new worries for China's economy, which was already flagging because of the downturn in the real estate market. Meanwhile, it was reported that Japan's economy contracted by an annualized 7.1% in the second calendar quarter as consumption plummeted after the April 2014 value-added tax increase. The policy-easing moves by the ECB and PBOC highlighted the divergent paths of the major central banks, as the Bank of England and the Fed leaned toward tighter policies. Indeed, in the U.S., policymakers continued to taper its asset purchases, staying on course to end its bond-buying program in October 2014, as expected. Fed Chair Janet Yellen assured the markets that the Fed was in no hurry to raise interest rates, noting conflicting signals from a wide range of labor market indicators and inflation that remained below the Fed's 2% target. Ms. Yellen further signaled that the timing of the first rate hike would be dependent on economic data. The flight-to-quality rally, combined with expectations for continued easy policy by major central banks fueled by a weakening global recovery and falling inflation, led to a decline in global government bond yields but mixed performance by spread, or non-government bond, sectors, as spread widening offset falling yields in many cases.

For the semi-annual period overall, U.S. Treasury securities posted positive returns, with the yield on the 10-year U.S. Treasury having declined approximately 23 basis points+ to 2.49% by the end of September 2014. That said, the U.S. Treasury yield curve, or spectrum of maturities, flattened during the six months ended September 30, 2014, as intermediate-term and longer-term yields declined and shorter-term maturities edged up. Non-U.S. Treasury sectors generated mixed performance, though most posted positive absolute returns. Sovereign emerging markets debt generated the strongest positive returns within the broad fixed income market. Mortgage-backed securities and investment grade corporate bonds also outperformed U.S. Treasuries. Conversely, commercial mortgage-backed securities, asset-backed securities and high yield corporate bonds underperformed U.S. Treasuries. Sovereign international bonds was the only major sector in the broad fixed income market to post negative absolute returns during the semi-annual period.

On the following pages, you will find detailed financial statements and portfolio information for each of the SunAmerica Income Funds during the semi-annual period ended September 30, 2014.

We thank you for being a part of the SunAmerica Income Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch us directly at 800-858-8850 or www.safunds.com.

Sincerely,

THE SUNAMERICA INCOME FUNDS INVESTMENT PROFESSIONALS

   Timothy Campion      Robert Vanden Assem        Christopher Jones
   Andrew Doulos        Anthony King               John Yovanovic
   Kara Murphy          Rajeev Mittal              John Dunlevy




--------
Past performance is no guarantee of future results.

*The Barclays U.S. Aggregate Bond Index represents securities that are
 SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
+A basis point is 1/100th of a percentage point.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2014 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2014 and held until September 30, 2014.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2014" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2014" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2014" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2014" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2014" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2014" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2014" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


                                              ACTUAL                                  HYPOTHETICAL
                            ------------------------------------------ ------------------------------------------
                                                                                     ENDING ACCOUNT
                                          ENDING ACCOUNT EXPENSES PAID                VALUE USING   EXPENSES PAID
                                           VALUE USING    DURING THE                 A HYPOTHETICAL  DURING THE
                              BEGINNING       ACTUAL      SIX MONTHS     BEGINNING     5% ASSUMED    SIX MONTHS
                            ACCOUNT VALUE   RETURN AT        ENDED     ACCOUNT VALUE   RETURN AT        ENDED     ANNUALIZED
                             AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30,  AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30,  EXPENSE
FUND                            2014           2014          2014*         2014           2014          2014*       RATIO*
----                        ------------- -------------- ------------- ------------- -------------- ------------- ----------
U.S. GOVERNMENT SECURITIES
  Class A#.................   $1,000.00     $1,022.16       $ 5.02       $1,000.00     $1,020.10       $ 5.01        0.99%
  Class B#.................   $1,000.00     $1,019.91       $ 8.30       $1,000.00     $1,016.85       $ 8.29        1.64%
  Class C# ................   $1,000.00     $1,019.92       $ 8.30       $1,000.00     $1,016.85       $ 8.29        1.64%
GNMA
  Class A#.................   $1,000.00     $1,015.23       $ 5.00       $1,000.00     $1,020.10       $ 5.01        0.99%
  Class B#.................   $1,000.00     $1,011.93       $ 8.27       $1,000.00     $1,016.85       $ 8.29        1.64%
  Class C# ................   $1,000.00     $1,012.87       $ 8.28       $1,000.00     $1,016.85       $ 8.29        1.64%
STRATEGIC BOND
  Class A..................   $1,000.00     $1,013.80       $ 6.46       $1,000.00     $1,018.65       $ 6.48        1.28%
  Class B..................   $1,000.00     $1,010.39       $ 9.83       $1,000.00     $1,015.29       $ 9.85        1.95%
  Class C .................   $1,000.00     $1,010.57       $ 9.73       $1,000.00     $1,015.39       $ 9.75        1.93%
HIGH YIELD BOND+
  Class A#.................   $1,000.00     $  998.85       $ 6.81       $1,000.00     $1,018.25       $ 6.88        1.36%
  Class B#.................   $1,000.00     $  992.85       $10.04       $1,000.00     $1,014.99       $10.15        2.01%
  Class C# ................   $1,000.00     $  995.76       $10.06       $1,000.00     $1,014.99       $10.15        2.01%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2014" and the "Annualized Expense Ratio" would have been higher.
+  See Note 12

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2014 --
        (UNAUDITED)

                                                                                               U.S. GOVERNMENT
                                                                                                 SECURITIES        GNMA
                                                                                                    FUND           FUND
                                                                                               --------------- ------------
ASSETS:
Investments at value (unaffiliated)*..........................................................  $101,814,691   $122,646,659
Repurchase agreements (cost approximates value)...............................................     7,479,000      3,927,000
                                                                                                ------------   ------------
  Total investments...........................................................................   109,293,691    126,573,659
                                                                                                ------------   ------------
Cash..........................................................................................           755            884
Foreign cash*.................................................................................            --             --
Receivable for:
  Shares of beneficial interest sold..........................................................       150,256        140,800
  Dividends and interest......................................................................       556,814        527,142
  Investments sold............................................................................            --             --
Prepaid expenses and other assets.............................................................         2,773          2,953
Due from investment adviser for expense reimbursements/fee waivers............................        89,775         64,208
Unrealized appreciation on forward foreign currency contracts.................................            --             --
                                                                                                ------------   ------------
Total assets..................................................................................   110,094,064    127,309,646
                                                                                                ------------   ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................................................        57,067        151,815
  Investments purchased.......................................................................            --             --
  Investment advisory and management fees.....................................................        59,738         50,229
  Distribution and service maintenance fees...................................................        37,877         52,098
  Transfer agent fees and expenses............................................................        25,236         33,134
  Trustees' fees and expenses.................................................................         5,239          2,744
  Other accrued expenses......................................................................        62,611         49,921
Dividends payable.............................................................................         7,616         19,168
Due to custodian for foreign cash*............................................................            --             --
Unrealized depreciation on forward foreign currency contracts.................................            --             --
Commitments (Note 11).........................................................................            --             --
                                                                                                ------------   ------------
Total liabilities.............................................................................       255,384        359,109
                                                                                                ------------   ------------
Net assets....................................................................................  $109,838,680   $126,950,537
                                                                                                ============   ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01..........................................................  $    114,856   $    118,953
Paid-in capital...............................................................................   106,150,072    135,741,629
                                                                                                ------------   ------------
                                                                                                 106,264,928    135,860,582
Accumulated undistributed net investment income (loss)........................................      (204,396)    (1,313,895)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options
 contracts, securities sold short and foreign exchange transactions...........................    (3,165,484)    (9,569,138)
Unrealized appreciation (depreciation) on investments.........................................     6,943,632      1,972,988
Unrealized foreign exchange gain (loss) on other assets and liabilities.......................            --             --
                                                                                                ------------   ------------
Net assets....................................................................................  $109,838,680   $126,950,537
                                                                                                ============   ============
*Cost
  Investments (unaffiliated)..................................................................  $ 94,871,059   $120,673,671
                                                                                                ============   ============
  Foreign cash................................................................................  $         --   $         --
                                                                                                ============   ============

                                                                                                 STRATEGIC    HIGH YIELD
                                                                                                   BOND          BOND
                                                                                                   FUND         FUND+
                                                                                               ------------  ------------
ASSETS:
Investments at value (unaffiliated)*.......................................................... $482,907,193  $ 97,874,017
Repurchase agreements (cost approximates value)...............................................    3,605,000     1,780,000
                                                                                               ------------  ------------
  Total investments...........................................................................  486,512,193    99,654,017
                                                                                               ------------  ------------
Cash..........................................................................................    2,019,533       329,275
Foreign cash*.................................................................................      471,803            --
Receivable for:
  Shares of beneficial interest sold..........................................................    1,222,320        94,586
  Dividends and interest......................................................................    6,601,947     1,737,735
  Investments sold............................................................................    8,663,877       823,607
Prepaid expenses and other assets.............................................................        4,618         4,608
Due from investment adviser for expense reimbursements/fee waivers............................           --        78,341
Unrealized appreciation on forward foreign currency contracts.................................           --        30,435
                                                                                               ------------  ------------
Total assets..................................................................................  505,496,291   102,752,604
                                                                                               ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................................................    1,363,942       210,086
  Investments purchased.......................................................................   13,687,307       924,543
  Investment advisory and management fees.....................................................      259,177        64,344
  Distribution and service maintenance fees...................................................      269,965        51,097
  Transfer agent fees and expenses............................................................       98,151        26,267
  Trustees' fees and expenses.................................................................        7,030         1,151
  Other accrued expenses......................................................................       99,724        73,939
Dividends payable.............................................................................      236,375        62,901
Due to custodian for foreign cash*............................................................           --       204,021
Unrealized depreciation on forward foreign currency contracts.................................           --        20,962
Commitments (Note 11).........................................................................       69,092            --
                                                                                               ------------  ------------
Total liabilities.............................................................................   16,090,763     1,639,311
                                                                                               ------------  ------------
Net assets.................................................................................... $489,405,528  $101,113,293
                                                                                               ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01.......................................................... $  1,392,832  $    288,458
Paid-in capital...............................................................................  546,853,650   161,400,412
                                                                                               ------------  ------------
                                                                                                548,246,482   161,688,870
Accumulated undistributed net investment income (loss)........................................   (2,668,041)      640,444
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions...........................  (49,304,369)  (56,029,229)
Unrealized appreciation (depreciation) on investments.........................................   (6,820,371)   (5,195,170)
Unrealized foreign exchange gain (loss) on other assets and liabilities.......................      (48,173)        8,378
                                                                                               ------------  ------------
Net assets.................................................................................... $489,405,528  $101,113,293
                                                                                               ============  ============
*Cost
  Investments (unaffiliated).................................................................. $489,727,564  $103,069,187
                                                                                               ============  ============
  Foreign cash................................................................................ $    488,065  $   (203,964)
                                                                                               ============  ============

--------
+  See Note 12

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                                                                U.S. GOVERNMENT
                                                                                                  SECURITIES       GNMA
                                                                                                     FUND          FUND
                                                                                                --------------- -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.....................................................................................   $99,171,054   $98,419,072
Shares of beneficial interest issued and outstanding...........................................    10,369,572     9,229,612
Net asset value and redemption price per share (excluding any applicable contingent deferred
 sales charge).................................................................................   $      9.56   $     10.66
Maximum sales charge (4.75% of offering price).................................................   $      0.48   $      0.53
                                                                                                  -----------   -----------
Maximum offering price to public...............................................................   $     10.04   $     11.19
                                                                                                  ===========   ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets.....................................................................................   $ 2,967,580   $ 9,204,518
Shares of beneficial interest issued and outstanding...........................................       310,226       860,797
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)........................................................................   $      9.57   $     10.69
                                                                                                  ===========   ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.....................................................................................   $ 7,700,046   $19,326,947
Shares of beneficial interest issued and outstanding...........................................       805,824     1,804,908
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)........................................................................   $      9.56   $     10.71
                                                                                                  ===========   ===========

                                                                                                 STRATEGIC   HIGH YIELD
                                                                                                   BOND         BOND
                                                                                                   FUND        FUND+
                                                                                                ------------ -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets..................................................................................... $255,362,167 $62,611,283
Shares of beneficial interest issued and outstanding...........................................   72,782,950  17,893,437
Net asset value and redemption price per share (excluding any applicable contingent deferred
 sales charge)................................................................................. $       3.51 $      3.50
Maximum sales charge (4.75% of offering price)................................................. $       0.18 $      0.17
                                                                                                ------------ -----------
Maximum offering price to public............................................................... $       3.69 $      3.67
                                                                                                ============ ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets..................................................................................... $ 43,022,472 $ 9,325,906
Shares of beneficial interest issued and outstanding...........................................   12,264,783   2,661,945
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)........................................................................ $       3.51 $      3.50
                                                                                                ============ ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets..................................................................................... $191,020,889 $29,176,104
Shares of beneficial interest issued and outstanding...........................................   54,235,453   8,290,381
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)........................................................................ $       3.52 $      3.52
                                                                                                ============ ===========

--------
+  See Note 12

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014
        - (UNAUDITED)

                                                                                       U.S. GOVERNMENT              STRATEGIC
                                                                                         SECURITIES       GNMA        BOND
                                                                                            FUND          FUND        FUND
                                                                                       --------------- ----------  -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................   $       --    $       --  $    53,028
  Interest (unaffiliated).............................................................    1,396,550     1,497,357   12,340,619
                                                                                         ----------    ----------  -----------
   Total investment income*...........................................................    1,396,550     1,497,357   12,393,647
                                                                                         ----------    ----------  -----------
EXPENSES:
  Investment advisory and management fees.............................................      365,049       314,231    1,594,269
  Distribution and service maintenance fees:
   Class A............................................................................      178,165       175,681      454,335
   Class B............................................................................       16,046        47,986      228,341
   Class C............................................................................       36,526       106,577      984,438
  Transfer agent fees and expenses:
   Class A............................................................................      117,216       112,800      290,694
   Class B............................................................................        4,293        10,369       50,730
   Class C............................................................................        9,316        24,534      218,814
  Registration fees:
   Class A............................................................................       12,351        11,342       20,360
   Class B............................................................................        7,362         8,927        8,664
   Class C............................................................................        8,768         9,356       11,381
  Custodian and accounting fees.......................................................       14,288        32,106       45,777
  Reports to shareholders.............................................................        7,243         9,093       41,362
  Audit and tax fees..................................................................       21,684        22,203       25,875
  Legal fees..........................................................................        5,047         5,382        5,060
  Trustees' fees and expenses.........................................................        5,066         3,250       13,805
  Interest expense....................................................................           --            --          197
  Other expenses......................................................................        8,687         9,110       14,038
                                                                                         ----------    ----------  -----------
   Total expenses before fee waivers, expense reimbursements and expense recoupments..      817,107       902,947    4,008,140
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)..     (226,936)     (152,539)          --
                                                                                         ----------    ----------  -----------
   Net expenses.......................................................................      590,171       750,408    4,008,140
                                                                                         ----------    ----------  -----------
Net investment income (loss)..........................................................      806,379       746,949    8,385,507
                                                                                         ----------    ----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................       83,386       221,513    6,531,510
Net realized foreign exchange gain (loss) on other assets and liabilities.............           --            --     (164,627)
                                                                                         ----------    ----------  -----------
Net realized gain (loss) on investments and foreign currencies........................       83,386       221,513    6,366,883
                                                                                         ----------    ----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........    1,500,794       972,358   (8,505,214)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....           --            --      (58,475)
                                                                                         ----------    ----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......................    1,500,794       972,358   (8,563,689)
                                                                                         ----------    ----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........    1,584,180     1,193,871   (2,196,806)
                                                                                         ----------    ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................   $2,390,559    $1,940,820  $ 6,188,701
                                                                                         ==========    ==========  ===========
* Net of foreign withholding taxes on interest and dividends of.......................   $       --    $       --  $    (6,648)
                                                                                         ==========    ==========  ===========

                                                                                        HIGH YIELD
                                                                                           BOND
                                                                                          FUND+
                                                                                       -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $    66,090
  Interest (unaffiliated).............................................................   3,531,482
                                                                                       -----------
   Total investment income*...........................................................   3,597,572
                                                                                       -----------
EXPENSES:
  Investment advisory and management fees.............................................     422,522
  Distribution and service maintenance fees:
   Class A............................................................................     123,812
   Class B............................................................................      57,266
   Class C............................................................................     152,346
  Transfer agent fees and expenses:
   Class A............................................................................      81,006
   Class B............................................................................      13,146
   Class C............................................................................      34,475
  Registration fees:
   Class A............................................................................      14,232
   Class B............................................................................       7,843
   Class C............................................................................       8,283
  Custodian and accounting fees.......................................................      14,796
  Reports to shareholders.............................................................      14,827
  Audit and tax fees..................................................................      32,092
  Legal fees..........................................................................      12,991
  Trustees' fees and expenses.........................................................      17,990
  Interest expense....................................................................          72
  Other expenses......................................................................      11,176
                                                                                       -----------
   Total expenses before fee waivers, expense reimbursements and expense recoupments..   1,018,875
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)..    (116,384)
                                                                                       -----------
   Net expenses.......................................................................     902,491
                                                                                       -----------
Net investment income (loss)..........................................................   2,695,081
                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................   1,385,375
Net realized foreign exchange gain (loss) on other assets and liabilities.............     165,603
                                                                                       -----------
Net realized gain (loss) on investments and foreign currencies........................   1,550,978
                                                                                       -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........  (4,510,083)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....       8,053
                                                                                       -----------
Net unrealized gain (loss) on investments and foreign currencies......................  (4,502,030)
                                                                                       -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  (2,951,052)
                                                                                       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $  (255,971)
                                                                                       ===========
* Net of foreign withholding taxes on interest and dividends of....................... $      (431)
                                                                                       ===========

+  See Note 12

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                U.S. GOVERNMENT
                                                                                                SECURITIES FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2014       MARCH 31,
                                                                                           (UNAUDITED)      2014
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $    806,379  $  1,678,382
  Net realized gain (loss) on investments and foreign currencies.........................       83,386    (2,745,233)
  Net unrealized gain (loss) on investments and foreign currencies.......................    1,500,794    (3,524,139)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................    2,390,559    (4,590,990)
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................     (837,071)   (2,014,439)
  Net investment income (Class B)........................................................      (15,930)      (46,032)
  Net investment income (Class C)........................................................      (36,400)     (109,939)
  Net realized gain on securities (Class A)..............................................           --            --
  Net realized gain on securities (Class B)..............................................           --            --
  Net realized gain on securities (Class C)..............................................           --            --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................     (889,401)   (2,170,410)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (9,212,707)  (14,422,091)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   (7,711,549)  (21,183,491)

NET ASSETS:
Beginning of period......................................................................  117,550,229   138,733,720
                                                                                          ------------  ------------
End of period+........................................................................... $109,838,680  $117,550,229
                                                                                          ============  ============
+ Includes accumulated undistributed net investment income (loss)........................ $   (204,396) $   (121,374)
                                                                                          ============  ============

                                                                                                   GNMA FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2014       MARCH 31,
                                                                                           (UNAUDITED)      2014
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $    746,949  $  1,161,588
  Net realized gain (loss) on investments and foreign currencies.........................      221,513    (4,802,030)
  Net unrealized gain (loss) on investments and foreign currencies.......................      972,358    (4,064,185)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................    1,940,820    (7,704,627)
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (1,326,784)   (2,949,014)
  Net investment income (Class B)........................................................      (95,604)     (200,563)
  Net investment income (Class C)........................................................     (212,032)     (528,565)
  Net realized gain on securities (Class A)..............................................           --        (2,136)
  Net realized gain on securities (Class B)..............................................           --          (203)
  Net realized gain on securities (Class C)..............................................           --          (482)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (1,634,420)   (3,680,963)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (7,105,406)  (75,497,136)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   (6,799,006)  (86,882,726)

NET ASSETS:
Beginning of period......................................................................  133,749,543   220,632,269
                                                                                          ------------  ------------
End of period+........................................................................... $126,950,537  $133,749,543
                                                                                          ============  ============
+ Includes accumulated undistributed net investment income (loss)........................ $ (1,313,895) $   (426,424)
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                                              STRATEGIC BOND FUND
                                                                                          ---------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED      FOR THE YEAR
                                                                                          SEPTEMBER 30,     ENDED
                                                                                              2014        MARCH 31,
                                                                                           (UNAUDITED)       2014
                                                                                          ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  8,385,507  $  21,016,911
  Net realized gain (loss) on investments and foreign currencies.........................    6,366,883     (2,449,211)
  Net unrealized gain (loss) on investments and foreign currencies.......................   (8,563,689)   (11,152,263)
                                                                                          ------------  -------------
Net increase (decrease) in net assets resulting from operations..........................    6,188,701      7,415,437
                                                                                          ------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (5,027,754)   (12,243,178)
  Net investment income (Class B)........................................................     (731,184)    (1,817,175)
  Net investment income (Class C)........................................................   (3,178,688)    (8,212,267)
  Net realized gain on securities (Class A)..............................................           --             --
  Net realized gain on securities (Class B)..............................................           --             --
  Net realized gain on securities (Class C)..............................................           --             --
                                                                                          ------------  -------------
Total distributions to shareholders......................................................   (8,937,626)   (22,272,620)
                                                                                          ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (8,032,687)  (149,455,773)
                                                                                          ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (10,781,612)  (164,312,956)

NET ASSETS:
Beginning of period......................................................................  500,187,140    664,500,096
                                                                                          ------------  -------------
End of period+........................................................................... $489,405,528  $ 500,187,140
                                                                                          ============  =============
+ Includes accumulated undistributed net investment income (loss)........................ $ (2,668,041) $  (2,115,922)
                                                                                          ============  =============

                                                                                             HIGH YIELD BOND FUND*
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2014       MARCH 31,
                                                                                           (UNAUDITED)      2014
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  2,695,081  $  5,950,915
  Net realized gain (loss) on investments and foreign currencies.........................    1,550,978    (3,941,256)
  Net unrealized gain (loss) on investments and foreign currencies.......................   (4,502,030)    3,788,039
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................     (255,971)    5,797,698
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (1,707,813)   (3,680,417)
  Net investment income (Class B)........................................................     (239,689)     (569,761)
  Net investment income (Class C)........................................................     (637,019)   (1,446,220)
  Net realized gain on securities (Class A)..............................................           --            --
  Net realized gain on securities (Class B)..............................................           --            --
  Net realized gain on securities (Class C)..............................................           --            --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (2,584,521)   (5,696,398)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).  (10,492,874)   (7,703,026)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (13,333,366)   (7,601,726)

NET ASSETS:
Beginning of period......................................................................  114,446,659   122,048,385
                                                                                          ------------  ------------
End of period+........................................................................... $101,113,293  $114,446,659
                                                                                          ============  ============
+ Includes accumulated undistributed net investment income (loss)........................ $    640,444  $    529,884
                                                                                          ============  ============

*  See Note 12

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS

                                                              U.S. GOVERNMENT SECURITIES FUND
                                                              -------------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET                  NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET               ASSETS,
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,              END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL      PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2)    (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------    --------
                                                                          CLASS A
                                                                          -------
 03/31/10     $10.02     $0.21      $(0.28)     $(0.07)    $(0.21)     $(0.19)    $(0.40) $ 9.55   (0.75)%(4) $159,028
 03/31/11       9.55      0.17        0.13        0.30      (0.18)      (0.16)     (0.34)   9.51    3.12       143,978
 03/31/12       9.51      0.17        0.62        0.79      (0.22)      (0.02)     (0.24)  10.06    8.34(5)    118,434
 03/31/13      10.06      0.14        0.05        0.19      (0.21)      (0.13)     (0.34)   9.91    1.84       121,807
 03/31/14       9.91      0.14       (0.45)      (0.31)     (0.17)         --      (0.17)   9.43   (3.11)      106,747
 09/30/14+      9.43      0.07        0.14        0.21      (0.08)         --      (0.08)   9.56    2.22        99,171
                                                                          CLASS B
                                                                          -------
 03/31/10     $10.02     $0.16      $(0.29)     $(0.13)    $(0.14)     $(0.19)    $(0.33) $ 9.56   (1.29)%(4) $  8,578
 03/31/11       9.56      0.11        0.11        0.22      (0.11)      (0.16)     (0.27)   9.51    2.35         5,710
 03/31/12       9.51      0.11        0.62        0.73      (0.15)      (0.02)     (0.17)  10.07    7.74(5)      4,758
 03/31/13      10.07      0.08        0.04        0.12      (0.14)      (0.13)     (0.27)   9.92    1.18         4,701
 03/31/14       9.92      0.07       (0.45)      (0.38)     (0.11)         --      (0.11)   9.43   (3.84)        3,508
 09/30/14+      9.43      0.04        0.15        0.19      (0.05)         --      (0.05)   9.57    1.99         2,968
                                                                          CLASS C
                                                                          -------
 03/31/10     $10.01     $0.15      $(0.28)     $(0.13)    $(0.14)     $(0.19)    $(0.33) $ 9.55   (1.30)%(4) $ 14,894
 03/31/11       9.55      0.11        0.11        0.22      (0.11)      (0.16)     (0.27)   9.50    2.35        13,161
 03/31/12       9.50      0.11        0.61        0.72      (0.15)      (0.02)     (0.17)  10.05    7.64(5)     14,673
 03/31/13      10.05      0.08        0.05        0.13      (0.14)      (0.13)     (0.27)   9.91    1.28        12,226
 03/31/14       9.91      0.08       (0.46)      (0.38)     (0.11)         --      (0.11)   9.42   (3.84)        7,295
 09/30/14+      9.42      0.04        0.15        0.19      (0.05)         --      (0.05)   9.56    1.99         7,700



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------


    0.99%         2.17%        472%
    0.99          1.77         254
    0.99          1.73         152
    0.99          1.40          89
    0.99          1.42         122
    0.99(6)       1.50(6)       23


    1.64%         1.59%        472%
    1.64          1.10         254
    1.64          1.09         152
    1.64          0.75          89
    1.64          0.77         122
    1.64(6)       0.84(6)       23


    1.64%         1.55%        472%
    1.64          1.12         254
    1.64          1.08         152
    1.64          0.76          89
    1.64          0.77         122
    1.64(6)       0.85(6)       23

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/10 03/31/11 03/31/12 03/31/13 03/31/14 09/30/14+(6)
                                         -------- -------- -------- -------- -------- ------------
U.S. Government Securities Fund Class A.   0.38%    0.37%    0.39%    0.40%    0.40%      0.37%
U.S. Government Securities Fund Class B.   0.50     0.53     0.60     0.59     0.73       0.85
U.S. Government Securities Fund Class C.   0.44     0.44     0.46     0.45     0.57       0.62

(4)The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized from a violation of an investment restriction.
(5)The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(6)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                        GNMA FUND
                                                                        ---------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,    RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF     EXPENSES
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         CLASS A
                                                                         -------
 03/31/10     $11.78     $ 0.27     $ 0.14      $ 0.41     $(0.29)     $(0.18)    $(0.47) $11.72    3.55%  $290,728     0.99%
 03/31/11      11.72       0.31       0.24        0.55      (0.36)      (0.35)     (0.71)  11.56    4.79    243,801     0.99
 03/31/12      11.56       0.21       0.55        0.76      (0.33)      (0.37)     (0.70)  11.62    6.69    257,413     0.99
 03/31/13      11.62       0.04      (0.07)      (0.03)     (0.29)      (0.04)     (0.33)  11.26   (0.34)   158,830     0.99
 03/31/14      11.26       0.09      (0.45)      (0.36)     (0.26)      (0.00)     (0.26)  10.64   (3.22)   101,150     0.99
 09/30/14+     10.64       0.07       0.09        0.16      (0.14)         --      (0.14)  10.66    1.52     98,419     0.99(4)
                                                                         CLASS B
                                                                         -------
 03/31/10     $11.81     $ 0.20     $ 0.13      $ 0.33     $(0.21)     $(0.18)    $(0.39) $11.75    2.88%  $ 31,715     1.64%
 03/31/11      11.75       0.23       0.25        0.48      (0.29)      (0.35)     (0.64)  11.59    4.11     19,293     1.64
 03/31/12      11.59       0.14       0.55        0.69      (0.26)      (0.37)     (0.63)  11.65    5.99     15,595     1.64
 03/31/13      11.65      (0.03)     (0.08)      (0.11)     (0.21)      (0.04)     (0.25)  11.29   (0.97)    14,331     1.64
 03/31/14      11.29       0.02      (0.45)      (0.43)     (0.19)      (0.00)     (0.19)  10.67   (3.83)     9,770     1.64
 09/30/14+     10.67       0.03       0.10        0.13      (0.11)         --      (0.11)  10.69    1.19      9,205     1.64(4)
                                                                         CLASS C
                                                                         -------
 03/31/10     $11.82     $ 0.19     $ 0.15      $ 0.34     $(0.21)     $(0.18)    $(0.39) $11.77    2.96%  $ 72,985     1.64%
 03/31/11      11.77       0.23       0.24        0.47      (0.29)      (0.35)     (0.64)  11.60    4.02     61,310     1.64
 03/31/12      11.60       0.13       0.57        0.70      (0.26)      (0.37)     (0.63)  11.67    6.07     65,005     1.64
 03/31/13      11.67      (0.03)     (0.08)      (0.11)     (0.21)      (0.04)     (0.25)  11.31   (0.97)    47,471     1.64
 03/31/14      11.31       0.02      (0.46)      (0.44)     (0.19)      (0.00)     (0.19)  10.68   (3.91)    22,830     1.64
 09/30/14+     10.68       0.03       0.11        0.14      (0.11)         --      (0.11)  10.71    1.29     19,327     1.64(4)



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


     2.28%       104%
     2.59        148
     1.76         96
     0.38        150
     0.86         83
     1.29(4)      24


     1.63%       104%
     1.89        148
     1.14         96
    (0.27)       150
     0.21         83
     0.64(4)      24


     1.63%       104%
     1.94        148
     1.12         96
    (0.26)       150
     0.18         83
     0.64(4)      24

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                               03/31/10 03/31/11 03/31/12 03/31/13 03/31/14 09/30/14+(4)
                               -------- -------- -------- -------- -------- ------------
GNMA Fund Class A.............   0.15%    0.15%    0.15%    0.18%    0.24%      0.21%
GNMA Fund Class B.............   0.19     0.21     0.22     0.25     0.33       0.36
GNMA Fund Class C.............   0.16     0.17     0.17     0.19     0.27       0.28

(4)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                STRATEGIC BOND FUND
                                                                -------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,   RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF    EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- ----------
                                                                      CLASS A
                                                                      -------
 03/31/10      $2.73     $0.19      $ 0.62      $0.81      $(0.21)       $--      $(0.21) $3.33    30.31%  $287,960    1.29%
 03/31/11       3.33      0.19        0.15       0.34       (0.21)        --       (0.21)  3.46    10.45    255,546    1.31
 03/31/12       3.46      0.16        0.02       0.18       (0.19)        --       (0.19)  3.45     5.30    299,325    1.31
 03/31/13       3.45      0.13        0.16       0.29       (0.14)        --       (0.14)  3.60     8.64    336,759    1.30
 03/31/14       3.60      0.14       (0.06)      0.08       (0.15)        --       (0.15)  3.53     2.34    255,821    1.31
 09/30/14+      3.53      0.07       (0.02)      0.05       (0.07)        --       (0.07)  3.51     1.38    255,362    1.28(3)
                                                                      CLASS B
                                                                      -------
 03/31/10      $2.73     $0.17      $ 0.61      $0.78      $(0.19)       $--      $(0.19) $3.32    29.05%  $ 50,125    1.97%
 03/31/11       3.32      0.16        0.17       0.33       (0.19)        --       (0.19)  3.46    10.04     52,171    1.98
 03/31/12       3.46      0.14        0.01       0.15       (0.16)        --       (0.16)  3.45     4.60     52,000    1.98
 03/31/13       3.45      0.11        0.15       0.26       (0.12)        --       (0.12)  3.59     7.62     56,776    1.97
 03/31/14       3.59      0.12       (0.05)      0.07       (0.13)        --       (0.13)  3.53     1.95     46,462    1.97
 09/30/14+      3.53      0.05       (0.01)      0.04       (0.06)        --       (0.06)  3.51     1.04     43,022    1.95(3)
                                                                      CLASS C
                                                                      -------
 03/31/10      $2.74     $0.17      $ 0.62      $0.79      $(0.19)       $--      $(0.19) $3.34    29.39%  $256,239    1.94%
 03/31/11       3.34      0.17        0.16       0.33       (0.19)        --       (0.19)  3.48    10.04    250,040    1.96
 03/31/12       3.48      0.14        0.02       0.16       (0.17)        --       (0.17)  3.47     4.63    251,425    1.96
 03/31/13       3.47      0.11        0.15       0.26       (0.12)        --       (0.12)  3.61     7.62    270,965    1.94
 03/31/14       3.61      0.12       (0.06)      0.06       (0.13)        --       (0.13)  3.54     1.69    197,904    1.96
 09/30/14+      3.54      0.05       (0.01)      0.04       (0.06)        --       (0.06)  3.52     1.06    191,021    1.93(3)



  RATIO
  OF NET
INVESTMENT
INCOME TO
 AVERAGE   PORTFOLIO
NET ASSETS TURNOVER
---------- ---------


   6.13%      157%
   5.50       152
   4.72       144
   3.70       166
   4.01       158
   3.65(3)     70


   5.44%      157%
   4.83       152
   4.07       144
   3.02       166
   3.35       158
   2.98(3)     70


   5.48%      157%
   4.85       152
   4.09       144
   3.05       166
   3.37       158
   3.01(3)     70

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                 HIGH YIELD BOND FUND*
                                                                 ---------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,   RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENT   BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------
                                                                        CLASS A
                                                                        -------
 03/31/10      $2.52     $0.29      $ 0.89      $ 1.18     $(0.34)       $--      $(0.34) $3.36    48.44%  $79,245     1.36%
 03/31/11       3.36      0.25        0.16        0.41      (0.27)        --       (0.27)  3.50    12.76    76,156     1.36
 03/31/12       3.50      0.23       (0.08)       0.15      (0.25)        --       (0.25)  3.40     4.52    81,477     1.36
 03/31/13       3.40      0.20        0.18        0.38      (0.20)        --       (0.20)  3.58    11.42    74,175     1.36
 03/31/14       3.58      0.19        0.00        0.19      (0.18)        --       (0.18)  3.59     5.60    70,713     1.36
 09/30/14+      3.59      0.09       (0.09)       0.00      (0.09)        --       (0.09)  3.50    (0.12)   62,611     1.36(4)
                                                                        CLASS B
                                                                        -------
 03/31/10      $2.53     $0.27      $ 0.89      $ 1.16     $(0.32)       $--      $(0.32) $3.37    47.35%  $18,186     2.01%
 03/31/11       3.37      0.23        0.16        0.39      (0.25)        --       (0.25)  3.51    12.02    15,818     2.01
 03/31/12       3.51      0.21       (0.09)       0.12      (0.23)        --       (0.23)  3.40     3.55    11,512     2.01
 03/31/13       3.40      0.18        0.17        0.35      (0.17)        --       (0.17)  3.58    10.70    13,956     2.01
 03/31/14       3.58      0.17        0.01        0.18      (0.16)        --       (0.16)  3.60     5.21    13,138     2.01
 09/30/14+      3.60      0.08       (0.10)      (0.02)     (0.08)        --       (0.08)  3.50    (0.71)    9,326     2.01(4)
                                                                        CLASS C
                                                                        -------
 03/31/10      $2.54     $0.27      $ 0.89      $ 1.16     $(0.32)       $--      $(0.32) $3.38    47.21%  $44,656     2.01%
 03/31/11       3.38      0.23        0.17        0.40      (0.25)        --       (0.25)  3.53    12.33    39,301     2.01
 03/31/12       3.53      0.21       (0.09)       0.12      (0.23)        --       (0.23)  3.42     3.56    36,723     2.01
 03/31/13       3.42      0.18        0.18        0.36      (0.18)        --       (0.18)  3.60    10.67    33,918     2.01
 03/31/14       3.60      0.17        0.00        0.17      (0.16)        --       (0.16)  3.61     4.92    30,595     2.01
 09/30/14+      3.61      0.08       (0.09)      (0.01)     (0.08)        --       (0.08)  3.52    (0.42)   29,176     2.01(4)



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


    9.34%        110%
    7.47          48
    6.72          52
    5.82          44
    5.41          49
    5.02(4)       25


    8.77%        110%
    6.84          48
    6.19          52
    5.16          44
    4.75          49
    4.38(4)       25


    8.70%        110%
    6.83          48
    6.11          52
    5.18          44
    4.76          49
    4.38(4)       25

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/10 03/31/11 03/31/12 03/31/13 03/31/14 09/30/14+(4)
                                         -------- -------- -------- -------- -------- ------------
High Yield Bond Fund Class A............   0.18%    0.16%    0.18%    0.16%    0.17%      0.19%
High Yield Bond Fund Class B............   0.23     0.21     0.25     0.22     0.25       0.28
High Yield Bond Fund Class C............   0.18     0.16     0.19     0.16     0.18       0.21

(4)Annualized
*  See Note 12

See Notes to Financial Statements

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2014 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                     United States Treasury Notes.... 28.9%
                     Government National Mtg. Assoc.. 27.9
                     United States Treasury Bonds.... 24.4
                     Federal Farm Credit Bank........  8.5
                     Repurchase Agreement............  6.8
                     Federal National Mtg. Assoc.....  2.8
                     Small Business Administration...  0.2
                                                      ----
                                                      99.5%
                                                      ====

CREDIT QUALITY ALLOCATION+#

                               Aaa.......  99.8%
                               Not Rated@   0.2
                                          -----
                                          100.0%
                                          =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 39.4%
        FEDERAL FARM CREDIT BANK -- 8.5%
           1.27% due 01/08/2018.................. $2,000,000 $1,995,236
           1.79% due 03/12/2019..................  2,500,000  2,478,470
           1.84% due 07/24/2020..................  5,000,000  4,896,885
                                                             ----------
                                                              9,370,591
                                                             ----------
        FEDERAL NATIONAL MTG. ASSOC. -- 2.8%
           2.33% due 01/23/2023..................  3,200,000  3,075,661
           8.00% due 01/01/2023..................      4,354      4,371
           11.00% due 02/01/2015.................          3          3
           11.50% due 09/01/2019.................        238        239
                                                             ----------
                                                              3,080,274
                                                             ----------
        GOVERNMENT NATIONAL MTG. ASSOC. -- 27.9%
           4.50% due 05/15/2018..................    121,329    126,858
           4.50% due 08/15/2018..................    232,706    244,044
           4.50% due 09/15/2018..................    564,620    593,116
           4.50% due 10/15/2018..................    631,641    663,881
           4.50% due 09/15/2033..................    762,773    833,943
           4.50% due 02/15/2039..................      6,731      7,310
           4.50% due 04/15/2039..................    254,495    276,363
           4.50% due 05/15/2039..................    330,612    359,024
           4.50% due 06/15/2039..................    127,225    138,160
           4.50% due 07/15/2039..................    109,990    119,442
           4.50% due 09/15/2039..................    458,034    497,397
           4.50% due 10/15/2039..................    445,720    484,023
           4.50% due 12/15/2039..................    894,588    971,471
           4.50% due 01/15/2040..................    560,918    609,935
           4.50% due 02/15/2040..................    588,437    641,165
           4.50% due 03/15/2040..................    539,741    586,897
           4.50% due 04/15/2040..................    384,255    418,324
           4.50% due 05/15/2040..................    360,751    392,629
           4.50% due 06/15/2040..................    485,848    528,353
           4.50% due 07/15/2040..................    777,535    846,564
           4.50% due 08/15/2040..................    273,451    297,639
           4.50% due 09/15/2040..................      5,159      5,607
           4.50% due 03/15/2041..................  1,157,468  1,259,563
           4.50% due 04/15/2041..................    129,847    142,676
           4.50% due 06/15/2041..................    817,323    895,028
           4.50% due 07/15/2041..................     30,883     33,534
           4.50% due 08/15/2041..................    726,307    789,326
           5.00% due 04/15/2018..................    564,564    599,392
           5.00% due 04/15/2033..................      4,658      5,130
           5.00% due 08/15/2033..................    434,053    480,111
           5.00% due 09/15/2033..................    209,735    232,970
           5.00% due 10/15/2033..................    131,750    146,288
           5.00% due 04/15/2034..................      5,242      5,798
           5.00% due 11/15/2034..................     51,637     57,121
           5.00% due 02/15/2035..................      4,201      4,646
           5.00% due 03/15/2035..................    100,669    110,854
           5.00% due 04/15/2035..................     14,385     15,912
           5.00% due 05/15/2035..................    448,703    496,206
           5.00% due 09/15/2035..................    162,303    178,933
           5.00% due 10/15/2035..................     26,229     29,005
           5.00% due 12/15/2035..................     14,055     15,540
           5.00% due 03/15/2036..................    264,992    292,790
           5.00% due 05/15/2036..................    243,620    269,455
           5.00% due 06/15/2036..................    155,014    171,071


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ------------------------------------------------------------------
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          5.00% due 09/15/2036..................... $  415,326 $  459,059
          5.00% due 10/15/2036.....................    186,030    204,639
          5.00% due 11/15/2036.....................     11,648     12,860
          5.00% due 12/15/2036.....................     57,555     63,395
          5.00% due 01/15/2037.....................    713,367    788,390
          5.00% due 02/15/2037.....................    211,470    232,822
          5.00% due 03/15/2037.....................    210,539    231,804
          5.00% due 04/15/2037.....................    258,199    284,556
          5.00% due 08/15/2038.....................  1,398,238  1,539,051
          5.00% due 07/20/2039.....................  2,367,030  2,632,525
          5.50% due 11/15/2032.....................      1,752      1,949
          5.50% due 03/15/2033.....................     51,673     57,728
          5.50% due 04/15/2033.....................    138,223    155,010
          5.50% due 05/15/2033.....................    253,428    284,309
          5.50% due 06/15/2033.....................  1,241,049  1,389,962
          5.50% due 07/15/2033.....................    387,048    433,512
          5.50% due 10/15/2033.....................    312,763    351,469
          5.50% due 12/15/2033.....................     57,196     64,275
          5.50% due 01/15/2034.....................    944,408  1,061,250
          5.50% due 02/15/2034.....................    645,620    724,836
          6.00% due 01/15/2028.....................        517        584
          6.00% due 04/15/2028.....................    278,886    322,402
          6.00% due 04/15/2029.....................      9,696     10,940
          6.00% due 05/15/2029.....................      9,583     11,115
          6.00% due 06/15/2029.....................      1,359      1,534
          6.00% due 04/15/2031.....................      6,999      7,998
          6.00% due 05/15/2031.....................     11,443     13,273
          6.00% due 11/15/2031.....................     54,789     61,968
          6.00% due 12/15/2031.....................      3,270      3,691
          6.00% due 01/15/2032.....................     27,087     30,570
          6.00% due 02/15/2032.....................      4,540      5,176
          6.00% due 03/15/2032.....................      1,608      1,825
          6.00% due 08/15/2032.....................     78,851     91,461
          6.00% due 11/15/2032.....................     12,546     14,418
          6.00% due 12/15/2032.....................      4,621      5,216
          6.00% due 01/15/2033.....................      7,027      8,010
          6.00% due 02/15/2033.....................      5,619      6,420
          6.00% due 03/15/2033.....................     23,451     27,194
          6.00% due 04/15/2033.....................    115,342    133,043
          6.00% due 07/15/2033.....................     47,412     54,844
          6.00% due 08/15/2033.....................    485,077    562,446
          6.00% due 09/15/2033.....................     92,867    107,664
          6.00% due 10/15/2033.....................    365,792    416,789
          6.00% due 11/15/2033.....................     12,563     14,179
          6.00% due 12/15/2033.....................    220,189    253,863
          6.00% due 02/15/2034.....................     26,712     30,144
          6.00% due 05/15/2034.....................      8,301      9,418
          6.00% due 06/15/2034.....................     12,388     13,981
          6.00% due 07/15/2034.....................    285,295    322,146
          6.00% due 08/15/2034.....................     37,023     42,899
          6.00% due 09/15/2034.....................    122,302    138,502
          6.00% due 10/15/2034.....................    187,370    211,455
          6.00% due 12/15/2034.....................    137,315    158,345
          6.00% due 08/15/2035.....................     64,474     72,759
          6.50% due 02/15/2029.....................      3,437      3,915
          6.50% due 06/15/2031.....................      6,578      7,458
          6.50% due 07/15/2031.....................      7,336      8,321

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)



                                                    PRINCIPAL   VALUE
                  SECURITY DESCRIPTION               AMOUNT    (NOTE 2)
       ------------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES (CONTINUED)
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          6.50% due 08/15/2031..................... $ 20,475  $    23,223
          6.50% due 09/15/2031.....................   57,831       65,585
          6.50% due 10/15/2031.....................   82,537       97,139
          6.50% due 11/15/2031.....................    2,325        2,663
          6.50% due 01/15/2032.....................    5,226        5,934
          6.50% due 02/15/2032.....................   64,959       75,307
          7.00% due 07/15/2023.....................    5,875        6,395
          7.00% due 10/15/2023.....................   20,124       20,200
          7.00% due 09/15/2025.....................   57,349       64,425
          7.00% due 03/20/2029.....................    6,265        7,420
          7.00% due 06/20/2029.....................      939        1,113
          7.00% due 11/20/2030.....................   16,956       20,217
          7.50% due 04/15/2017.....................      731          734
          7.50% due 08/15/2023.....................   37,447       39,030
          7.50% due 09/15/2023.....................  159,593      167,678
          9.00% due 12/15/2016.....................    5,785        5,814
          11.00% due 08/20/2015....................       11           11
          11.00% due 09/20/2015....................       22           23
          11.50% due 05/20/2015....................      106          106
                                                              -----------
                                                               30,635,878
                                                              -----------
       SMALL BUSINESS ADMINISTRATION -- 0.2%
          6.30% due 06/01/2018.....................  152,777      160,064
                                                              -----------
       TOTAL U.S. GOVERNMENT AGENCIES
          (cost $41,091,299).......................            43,246,807
                                                              -----------


                                                PRINCIPAL      VALUE
                SECURITY DESCRIPTION             AMOUNT       (NOTE 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT TREASURIES -- 53.3%
        UNITED STATES TREASURY BONDS -- 24.4%
           3.38% due 05/15/2044............... $ 5,500,000  $  5,678,750
           3.88% due 08/15/2040...............   1,000,000     1,132,031
           4.25% due 11/15/2040...............   8,000,000     9,608,752
           4.75% due 02/15/2041...............   8,000,000    10,362,496
                                                            ------------
                                                              26,782,029
                                                            ------------
        UNITED STATES TREASURY NOTES -- 28.9%
           1.25% due 10/31/2015...............   2,000,000     2,023,282
           1.50% due 07/31/2016...............  16,000,000    16,284,368
           2.00% due 02/15/2022...............   5,000,000     4,910,940
           2.50% due 05/15/2024...............   7,500,000     7,504,687
           3.13% due 05/15/2019...............   1,000,000     1,062,578
                                                            ------------
                                                              31,785,855
                                                            ------------
        TOTAL U.S. GOVERNMENT TREASURIES
           (cost $53,779,760).................                58,567,884
                                                            ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $94,871,059).................               101,814,691
                                                            ------------
        REPURCHASE AGREEMENT -- 6.8%
          State Street Bank and Trust Co.
           Joint Repurchase Agreement(1)
           (cost $7,479,000)..................   7,479,000     7,479,000
                                                            ------------
        TOTAL INVESTMENTS
           (cost $102,350,059)(2).............        99.5%  109,293,691
        Other assets less liabilities.........         0.5       544,989
                                               -----------  ------------
        NET ASSETS --                                100.0% $109,838,680
                                               ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreement.
(2)See Note 5 for cost of investments on a tax basis.

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014 (see Note 2):

                                     LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                         QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                    --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies:
   Federal Farm Credit Bank.........          $--            $  9,370,591             $--           $  9,370,591
   Federal National Mtg. Assoc......           --               3,080,274              --              3,080,274
   Government National Mtg. Assoc...           --              30,635,878              --             30,635,878
   Small Business Administration....           --                 160,064              --                160,064
  U.S. Government Treasuries:
   United States Treasury Bonds.....           --              26,782,029              --             26,782,029
   United States Treasury Notes.....           --              31,785,855              --             31,785,855
Repurchase Agreement................           --               7,479,000              --              7,479,000
                                              ---            ------------             ---           ------------
Total...............................          $--            $109,293,691             $--           $109,293,691
                                              ===            ============             ===           ============

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA GNMA FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2014 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                     Government National Mtg. Assoc.. 81.7%
                     United States Treasury Notes....  5.9
                     Federal National Mtg. Assoc.....  5.3
                     United States Treasury Bonds....  3.7
                     Repurchase Agreement............  3.1
                     Small Business Administration...  0.0
                                                      ----
                                                      99.7%
                                                      ====

CREDIT QUALITY ALLOCATION+#

                               Aaa.......  98.8%
                               Not Rated@   1.2
                                          -----
                                          100.0%
                                          =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 87.0%
        FEDERAL NATIONAL MTG. ASSOC. -- 5.3%
           2.25% due 10/30/2024.................. $2,000,000 $1,866,200
           2.33% due 01/23/2023..................  3,000,000  3,075,661
          Federal Home Loan Mtg. Corp. REMIC
           Series 3906, Class HG
           4.00% due 08/15/2026(1)...............  1,740,204  1,844,708
                                                             ----------
                                                              6,786,569
                                                             ----------
        GOVERNMENT NATIONAL MTG. ASSOC. -- 81.7%
           3.50% due 11/15/2041..................    985,298  1,020,144
           3.50% due 01/15/2042..................    362,400    375,233
           3.50% due 02/15/2042..................    358,019    370,667
           3.50% due 03/15/2042..................    927,670    960,495
           3.50% due 06/15/2042..................  4,636,994  4,800,736
           3.50% due 07/15/2042..................  1,712,470  1,772,941
           4.00% due 03/15/2039..................    401,118    426,291
           4.00% due 04/15/2039..................    451,482    479,817
           4.00% due 05/15/2039..................     29,675     31,537
           4.00% due 06/15/2039..................  1,234,705  1,312,193
           4.00% due 08/15/2039..................    106,723    113,421
           4.00% due 11/15/2039..................     18,603     19,770
           4.00% due 12/15/2039..................    573,999    610,022
           4.00% due 08/15/2040..................    523,050    555,888
           4.00% due 09/15/2040..................    877,918    933,053
           4.00% due 11/15/2040..................    700,603    744,922
           4.00% due 12/15/2040..................  1,286,358  1,368,490
           4.00% due 01/15/2041..................     17,231     18,312
           4.00% due 02/15/2041..................    729,643    775,706
           4.00% due 03/15/2041..................    501,473    532,944
           4.00% due 04/15/2041..................    117,626    125,008
           4.00% due 06/15/2041..................     43,434     46,160
           4.00% due 07/15/2041..................  1,142,108  1,213,784
           4.00% due 08/15/2041..................  1,660,440  1,764,646
           4.00% due 09/15/2041..................  3,389,317  3,602,039
           4.00% due 10/15/2041..................  1,836,914  1,952,203
           4.00% due 11/15/2041..................  4,458,827  4,738,669
           4.00% due 12/15/2041..................  1,865,512  1,982,589
           4.00% due 01/15/2042..................  3,406,134  3,624,773
           4.00% due 02/15/2042..................  2,165,187  2,301,527
           4.00% due 03/15/2042..................    580,009    616,410
           4.00% due 04/15/2042..................    113,355    120,470
           4.00% due 05/15/2042..................    107,130    113,854
           4.00% due 06/15/2042..................  1,003,380  1,066,350
           4.50% due 05/15/2018..................    191,975    200,722
           4.50% due 08/15/2018..................    123,581    129,575
           4.50% due 09/15/2018..................    338,555    355,680
           4.50% due 10/15/2018..................    530,118    557,462
           4.50% due 08/15/2033..................     39,933     43,613
           4.50% due 09/15/2033..................    110,927    121,151
           4.50% due 10/15/2038..................     90,045     97,745
           4.50% due 12/15/2038..................     65,298     71,110
           4.50% due 02/15/2039..................     28,209     30,633
           4.50% due 03/15/2039..................    244,474    265,447
           4.50% due 04/15/2039..................     69,277     75,230
           4.50% due 05/15/2039..................    912,229    990,622
           4.50% due 06/15/2039..................  3,478,430  3,777,347
           4.50% due 07/15/2039..................  1,523,171  1,654,069
           4.50% due 08/15/2039..................    111,019    120,560


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ------------------------------------------------------------------
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          4.50% due 09/15/2039..................... $  147,224 $  159,877
          4.50% due 10/15/2039.....................     58,494     63,850
          4.50% due 11/15/2039.....................    514,091    558,270
          4.50% due 12/15/2039.....................    547,193    594,562
          4.50% due 01/15/2040.....................     63,513     69,130
          4.50% due 02/15/2040.....................  2,291,293  2,493,612
          4.50% due 03/15/2040.....................    822,634    893,908
          4.50% due 04/15/2040.....................  1,636,524  1,780,895
          4.50% due 05/15/2040.....................    297,210    322,805
          4.50% due 06/15/2040.....................    559,643    608,857
          4.50% due 07/15/2040.....................    311,697    338,918
          4.50% due 08/15/2040.....................     29,834     32,466
          4.50% due 09/15/2040.....................    368,986    401,498
          4.50% due 10/15/2040.....................     32,705     35,598
          4.50% due 11/15/2040.....................    342,353    372,547
          4.50% due 01/15/2041.....................    446,566    486,014
          4.50% due 02/15/2041.....................    485,805    528,306
          4.50% due 03/15/2041.....................  2,034,909  2,214,635
          4.50% due 04/15/2041.....................  2,667,559  2,901,125
          4.50% due 05/15/2041.....................    683,090    742,948
          4.50% due 06/15/2041.....................    369,080    401,534
          4.50% due 07/15/2041.....................    292,676    317,989
          4.50% due 08/15/2041.....................    346,423    376,900
          4.50% due 04/20/2044.....................  1,914,092  2,080,232
          5.00% due 04/15/2018.....................    600,724    638,383
          5.00% due 05/15/2018.....................    810,977    860,768
          5.00% due 08/15/2033.....................    425,710    470,675
          5.00% due 09/15/2033.....................    128,169    141,128
          5.00% due 10/15/2033.....................  1,258,286  1,398,112
          5.00% due 08/15/2035.....................    704,490    779,237
          5.00% due 02/15/2037.....................    407,795    450,695
          5.00% due 04/15/2037.....................    975,923  1,075,524
          5.00% due 04/15/2038.....................    955,739  1,051,981
          5.00% due 05/15/2038.....................    562,639    619,297
          5.00% due 01/15/2039.....................    397,262    439,195
          5.00% due 02/15/2039.....................    277,483    306,772
          5.00% due 03/15/2039.....................    334,947    368,863
          5.00% due 04/15/2039.....................    357,780    394,006
          5.00% due 08/15/2039.....................    755,687    835,148
          5.00% due 10/15/2039.....................  1,700,580  1,877,651
          5.00% due 11/15/2039.....................  1,437,587  1,589,033
          5.00% due 12/15/2039.....................  1,172,882  1,296,288
          5.00% due 04/15/2040.....................  1,469,168  1,623,648
          5.00% due 05/15/2040.....................  2,565,355  2,838,728
          5.50% due 06/15/2029.....................      1,270      1,418
          5.50% due 03/15/2033.....................     72,553     80,871
          5.50% due 04/15/2033.....................     94,067    105,111
          5.50% due 05/15/2033.....................    203,080    227,522
          5.50% due 06/15/2033.....................     78,531     87,975
          5.50% due 07/15/2033.....................      1,443      1,615
          5.50% due 08/15/2033.....................      1,724      1,918
          5.50% due 12/15/2033.....................     20,145     22,428
          5.50% due 01/15/2034.....................     94,017    105,061
          5.50% due 02/15/2034.....................     63,928     71,451
          5.50% due 04/15/2034.....................     55,062     61,874
          5.50% due 04/20/2035.....................    848,861    963,989
          5.50% due 09/15/2035.....................    660,440    752,029

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL  VALUE
                   SECURITY DESCRIPTION               AMOUNT   (NOTE 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (CONTINUED)
        GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
           5.50% due 10/15/2035..................... $602,428  $673,942
           5.50% due 11/15/2035.....................    8,011     8,921
           5.50% due 12/15/2035.....................   13,747    15,331
           5.50% due 02/15/2036.....................  139,896   156,245
           5.50% due 03/15/2036.....................   41,675    46,652
           5.50% due 05/15/2036.....................   24,939    27,842
           5.50% due 09/15/2036.....................   61,510    68,380
           5.50% due 03/15/2037.....................   71,821    79,753
           5.50% due 05/15/2037.....................   24,547    27,288
           5.50% due 12/15/2037.....................   87,776    97,578
           5.50% due 01/15/2038.....................   57,561    63,975
           5.50% due 02/15/2038.....................  388,542   431,832
           5.50% due 04/15/2038.....................  198,554   220,681
           5.50% due 05/15/2038.....................  454,726   507,429
           5.50% due 06/15/2038.....................  197,762   219,801
           5.50% due 07/15/2038.....................  199,667   222,840
           5.50% due 08/15/2038.....................  177,752   197,847
           5.50% due 10/15/2038.....................  101,491   112,802
           5.50% due 11/15/2038.....................   42,381    47,105
           5.50% due 12/15/2038.....................  144,382   160,483
           5.50% due 01/15/2039.....................   84,598    94,152
           5.50% due 02/15/2039.....................  188,375   209,951
           5.50% due 03/15/2039.....................   78,021    86,755
           5.50% due 05/15/2039.....................   28,775    31,996
           5.50% due 08/15/2039.....................  153,821   171,033
           5.50% due 09/15/2039.....................  186,338   207,194
           5.50% due 10/15/2039.....................   58,488    65,035
           5.50% due 11/15/2039.....................    1,831     2,036
           5.50% due 01/15/2040.....................   32,061    35,656
           5.50% due 03/15/2040.....................  371,692   413,351
           5.50% due 04/15/2040.....................   88,697    98,966
           5.50% due 05/15/2040.....................   71,840    79,845
           5.50% due 08/15/2040.....................  343,674   382,136
           5.50% due 09/15/2040.....................   89,315    99,214
           5.50% due 11/15/2040.....................  122,362   135,964
           5.50% due 02/15/2041.....................  113,224   125,895
           5.50% due 03/15/2041.....................   32,813    36,480
           5.50% due 04/15/2041.....................   89,130    99,088
           5.50% due 05/15/2041.....................   16,351    18,157
           5.50% due 06/15/2041.....................  113,066   125,711
           5.50% due 09/15/2041.....................    8,058     8,953
           6.00% due 11/15/2023.....................    1,018     1,148
           6.00% due 01/15/2024.....................    1,042     1,176
           6.00% due 07/15/2028.....................    1,290     1,455
           6.00% due 12/15/2028.....................   19,091    22,142
           6.00% due 01/15/2029.....................  154,446   175,426
           6.00% due 02/15/2029.....................   87,772    99,524
           6.00% due 03/15/2029.....................   96,562   108,974
           6.00% due 04/15/2029.....................   95,775   108,391
           6.00% due 05/15/2029.....................   17,187    19,393
           6.00% due 06/15/2029.....................   35,751    40,868
           6.00% due 07/15/2029.....................   10,479    11,821
           6.00% due 08/15/2029.....................    6,513     7,350
           6.00% due 04/15/2031.....................    2,773     3,129
           6.00% due 07/15/2031.....................   12,818    14,467
           6.00% due 10/15/2031.....................   32,710    36,918


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ------------------------------------------------------------------
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          6.00% due 11/15/2031..................... $   96,119 $  108,829
          6.00% due 12/15/2031.....................     38,207     43,155
          6.00% due 01/15/2032.....................     18,029     20,793
          6.00% due 02/15/2032.....................      8,148      9,197
          6.00% due 07/15/2032.....................     18,944     21,382
          6.00% due 09/15/2032.....................     14,074     16,322
          6.00% due 10/15/2032.....................     61,456     70,167
          6.00% due 11/15/2032.....................        750        846
          6.00% due 01/15/2033.....................     47,211     53,742
          6.00% due 02/15/2033.....................     66,990     76,683
          6.00% due 03/15/2033.....................     37,878     43,397
          6.00% due 04/15/2033.....................    104,215    117,865
          6.00% due 05/15/2033.....................     47,262     54,375
          6.00% due 06/15/2033.....................      6,737      7,708
          6.00% due 08/15/2033.....................     47,928     54,873
          6.00% due 10/15/2033.....................     12,439     14,128
          6.00% due 11/15/2033.....................     10,434     11,938
          6.00% due 12/15/2033.....................    121,630    140,279
          6.00% due 01/15/2034.....................     59,693     69,131
          6.00% due 02/15/2034.....................     74,610     85,900
          6.00% due 03/15/2034.....................     22,673     25,589
          6.00% due 04/15/2034.....................     96,624    110,985
          6.00% due 05/15/2034.....................      5,756      6,495
          6.00% due 06/15/2034.....................     54,547     61,562
          6.00% due 07/15/2034.....................     63,599     72,482
          6.00% due 09/15/2034.....................     36,483     41,659
          6.00% due 10/15/2034.....................     27,414     31,484
          6.00% due 12/15/2034.....................     28,515     32,179
          6.00% due 01/15/2035.....................     14,359     16,398
          6.00% due 04/15/2035.....................     21,547     24,950
          6.00% due 05/15/2035.....................      5,908      6,667
          6.00% due 06/15/2035.....................     27,275     31,310
          6.00% due 11/15/2035.....................      2,579      2,910
          6.00% due 12/15/2035.....................     52,368     59,306
          6.00% due 01/15/2036.....................     35,605     41,151
          6.00% due 02/15/2036.....................     36,081     40,736
          6.00% due 03/15/2036.....................     21,186     24,265
          6.00% due 04/15/2036.....................     32,520     36,929
          6.00% due 05/15/2036.....................    106,883    121,971
          6.00% due 06/15/2036.....................     44,110     50,791
          6.00% due 08/15/2036.....................      3,449      3,933
          6.00% due 09/15/2036.....................     25,156     28,380
          6.00% due 10/15/2036.....................     32,537     37,402
          6.00% due 11/15/2036.....................     43,664     49,260
          6.00% due 07/15/2037.....................      8,119      9,185
          6.00% due 09/15/2037.....................      4,868      5,491
          6.00% due 11/15/2037.....................      7,222      8,146
          6.00% due 12/15/2037.....................     10,055     11,336
          6.00% due 01/15/2038.....................      1,152      1,299
          6.00% due 02/15/2038.....................      7,031      8,061
          6.00% due 05/15/2038.....................     10,454     11,790
          6.00% due 06/15/2038.....................     11,119     12,540
          6.00% due 07/15/2038.....................     32,700     36,879
          6.00% due 08/15/2038.....................      4,092      4,615
          6.00% due 09/20/2038.....................  2,520,299  2,842,945
          6.00% due 10/15/2038.....................     54,039     60,945

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL  VALUE
                   SECURITY DESCRIPTION               AMOUNT   (NOTE 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (CONTINUED)
        GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
           6.00% due 11/15/2038..................... $ 37,301  $ 42,078
           6.00% due 12/15/2038.....................   35,970    40,568
           6.00% due 01/15/2039.....................   45,026    50,791
           6.00% due 02/15/2039.....................   18,110    20,428
           6.00% due 08/15/2039.....................   20,316    22,917
           6.00% due 09/15/2039.....................   10,596    11,952
           6.00% due 10/15/2039.....................   16,402    18,486
           6.00% due 02/15/2040.....................    3,032     3,421
           6.00% due 04/15/2040.....................    8,393     9,473
           6.50% due 03/15/2028.....................    5,873     6,786
           6.50% due 08/15/2028.....................    8,312     9,423
           6.50% due 01/15/2029.....................    1,174     1,355
           6.50% due 02/15/2029.....................      410       465
           6.50% due 03/15/2029.....................   34,879    39,798
           6.50% due 04/15/2029.....................      427       488
           6.50% due 05/15/2029.....................    3,257     3,792
           6.50% due 06/15/2029.....................   12,522    14,450
           6.50% due 07/15/2029.....................      831       942
           6.50% due 10/15/2029.....................    2,440     2,767
           6.50% due 08/15/2031.....................   60,050    68,078
           6.50% due 09/15/2031.....................    9,279    10,531
           6.50% due 10/15/2031.....................   82,537    97,139
           6.50% due 11/15/2031.....................   23,835    27,255
           6.50% due 12/15/2031.....................   38,096    43,188
           6.50% due 02/15/2032.....................   65,577    74,343
           6.50% due 05/15/2032.....................  202,791   230,328
           6.50% due 06/15/2032.....................   26,259    29,922
           7.00% due 03/15/2023.....................    4,638     4,654
           7.00% due 01/20/2024.....................      165       183
           7.00% due 03/20/2024.....................      176       194
           7.00% due 07/20/2025.....................      673       735
           7.00% due 09/15/2025.....................   24,905    27,978
           7.00% due 01/20/2029.....................   12,492    14,670
           7.00% due 02/20/2029.....................    2,283     2,704
           7.00% due 06/20/2029.....................    4,657     5,518
           7.00% due 07/20/2029.....................   15,407    18,222
           7.00% due 09/20/2029.....................    1,626     1,928
           7.00% due 10/20/2029.....................    3,148     3,732
           7.00% due 11/20/2029.....................      976     1,156
           7.00% due 03/20/2030.....................    1,970     2,246
           7.00% due 06/20/2030.....................    2,029     2,312
           7.00% due 08/20/2030.....................    4,345     4,961
           7.00% due 09/20/2030.....................    6,161     7,189
           7.00% due 10/20/2030.....................    7,680     9,085
           8.00% due 11/15/2026.....................   40,508    45,824
           8.00% due 12/15/2029.....................    3,921     4,053


                                                   PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT      (NOTE 2)
     ---------------------------------------------------------------------
     GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
        8.00% due 04/15/2030..................... $   12,070  $     14,035
        8.00% due 05/15/2030.....................        321           326
        8.00% due 08/15/2030.....................     20,190        23,219
        8.50% due 03/15/2017.....................      2,302         2,312
        8.50% due 12/15/2022.....................     11,999        12,058
        8.50% due 01/15/2023.....................     15,311        15,609
        8.50% due 09/15/2024.....................      7,126         8,140
        9.00% due 07/15/2016.....................      2,605         2,618
        9.00% due 10/15/2016.....................        857           861
     Government National Mtg. Assoc. REMIC
      Series 2010-104, Class NG
      3.00% due 07/20/2038(1)....................  1,630,461     1,681,998
                                                              ------------
                                                               103,655,797
                                                              ------------
     SMALL BUSINESS ADMINISTRATION -- 0.0%
       6.30% due 06/01/2018......................     50,926        53,355
                                                              ------------
     TOTAL U.S. GOVERNMENT AGENCIES
        (cost $108,718,397)......................              110,495,721
                                                              ------------
     U.S. GOVERNMENT TREASURIES -- 9.6%
     UNITED STATES TREASURY BONDS -- 3.7%
       3.38% due 05/15/2044......................  4,500,000     4,646,250
                                                              ------------
     UNITED STATES TREASURY NOTES -- 5.9%
       2.50% due 05/15/2024......................  7,500,000     7,504,688
                                                              ------------
     TOTAL U.S. GOVERNMENT TREASURIES
        (cost $11,955,274).......................               12,150,938
                                                              ------------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $120,673,671)......................              122,646,659
                                                              ------------
     REPURCHASE AGREEMENT -- 3.1%
       State Street Bank and Trust Co.
        Joint Repurchase Agreement(2)
        (cost $3,927,000)........................  3,927,000     3,927,000
                                                              ------------
     TOTAL INVESTMENTS
        (cost $124,600,671)(3)...................       99.7%  126,573,659
     Other assets less liabilities...............        0.3       376,878
                                                  ----------  ------------
     NET ASSETS --                                     100.0% $126,950,537
                                                  ==========  ============

--------
(1)Collateralized Mortgage Obligation
(2)See Note 2 for details of Joint Repurchase Agreement.
(3)See Note 5 for cost of investments on a tax basis.
REMIC --Real Estate Mortgage Investment Conduit

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014 (see Note 2):

                                     LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                         QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                    --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies:
   Federal National Mtg. Assoc......          $--            $  6,786,569             $--           $  6,786,569
   Government National Mtg. Assoc...           --             103,655,797              --            103,655,797
   Small Business Administration....           --                  53,355              --                 53,355
  U.S. Government Treasuries:
   United States Treasury Bonds.....           --               4,646,250              --              4,646,250
   United States Treasury Notes.....           --               7,504,688              --              7,504,688
Repurchase Agreement................           --               3,927,000              --              3,927,000
                                              ---            ------------             ---           ------------
Total...............................          $--            $126,573,659             $--           $126,573,659
                                              ===            ============             ===           ============

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2014 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Sovereign.............................. 13.3%
                 United States Treasury Notes...........  7.7
                 Oil Companies-Exploration & Production.  6.5
                 Banks-Commercial.......................  5.3
                 Diversified Banking Institutions.......  4.2
                 Federal National Mtg. Assoc............  2.4
                 Telephone-Integrated...................  2.3
                 Pipelines..............................  2.2
                 Diversified Financial Services.........  1.6
                 Medical-Hospitals......................  1.5
                 Electric-Integrated....................  1.4
                 Medical-Drugs..........................  1.3
                 Time Deposits..........................  1.2
                 Casino Hotels..........................  1.1
                 United States Treasury Bonds...........  1.1
                 Federal Home Loan Mtg. Corp............  1.1
                 Cable/Satellite TV.....................  1.1
                 Telecom Services.......................  1.0
                 Real Estate Investment Trusts..........  1.0
                 Insurance-Life/Health..................  1.0
                 Finance-Leasing Companies..............  0.9
                 Oil Companies-Integrated...............  0.9
                 Paper & Related Products...............  0.9
                 Airlines...............................  0.9
                 Independent Power Producers............  0.8
                 Coal...................................  0.8
                 Diversified Manufacturing Operations...  0.8
                 Repurchase Agreement...................  0.7
                 Building Products-Cement...............  0.7
                 Food-Meat Products.....................  0.7
                 Publishing-Periodicals.................  0.7
                 Computer Services......................  0.7
                 Savings & Loans/Thrifts................  0.7
                 Real Estate Operations & Development...  0.7
                 Steel-Producers........................  0.7
                 Cellular Telecom.......................  0.6
                 Oil & Gas Drilling.....................  0.6
                 Insurance-Multi-line...................  0.6
                 Auto-Heavy Duty Trucks.................  0.6
                 Retail-Restaurants.....................  0.6
                 Banks-Special Purpose..................  0.6
                 Diversified Minerals...................  0.6
                 Machinery-Farming......................  0.5
                 Municipal Bonds........................  0.5
                 Containers-Metal/Glass.................  0.5
                 Banks-Super Regional...................  0.5
                 Auto-Cars/Light Trucks.................  0.5
                 Commercial Services-Finance............  0.5
                 Finance-Other Services.................  0.5
                 Chemicals-Specialty....................  0.5
                 Publishing-Newspapers..................  0.5
                 Containers-Paper/Plastic...............  0.5
                 Hazardous Waste Disposal...............  0.4
                 Electric-Distribution..................  0.4
                 Oil-Field Services.....................  0.4
                 Gold Mining............................  0.4
                 Electric-Generation....................  0.4
                 Finance-Auto Loans.....................  0.4
                 Finance-Consumer Loans.................  0.4
                 Specified Purpose Acquisitions.........  0.4

               Steel Pipe & Tube............................ 0.4%
               Petrochemicals............................... 0.4
               Food-Dairy Products.......................... 0.4
               Real Estate Management/Services.............. 0.4
               Building-Residential/Commercial.............. 0.4
               Enterprise Software/Service.................. 0.4
               Aerospace/Defense............................ 0.3
               Financial Guarantee Insurance................ 0.3
               Advertising Services......................... 0.3
               Special Purpose Entities..................... 0.3
               Retail-Music Store........................... 0.3
               Medical Labs & Testing Services.............. 0.3
               Security Services............................ 0.3
               Food-Wholesale/Distribution.................. 0.3
               Transport-Rail............................... 0.3
               Medical Products............................. 0.3
               Retail-Regional Department Stores............ 0.3
               Auto/Truck Parts & Equipment-Original........ 0.3
               Computer Software............................ 0.3
               Cruise Lines................................. 0.3
               Semiconductor Equipment...................... 0.3
               Diversified Operations....................... 0.3
               Storage/Warehousing.......................... 0.3
               E-Commerce/Services.......................... 0.3
               Television................................... 0.3
               Oil Refining & Marketing..................... 0.2
               Metal-Aluminum............................... 0.2
               Chemicals-Plastics........................... 0.2
               SupraNational Banks.......................... 0.2
               Finance-Commercial........................... 0.2
               Printing-Commercial.......................... 0.2
               Shipbuilding................................. 0.2
               Firearms & Ammunition........................ 0.2
               Retail-Automobile............................ 0.2
               Medical-Generic Drugs........................ 0.2
               Medical-HMO.................................. 0.2
               Alternative Waste Technology................. 0.2
               Retail-Appliances............................ 0.2
               Metal-Iron................................... 0.2
               Brewery...................................... 0.2
               Retail-Drug Store............................ 0.2
               Investment Management/Advisor Services....... 0.2
               Tools-Hand Held.............................. 0.2
               Retail-Apparel/Shoe.......................... 0.2
               Beverages-Non-alcoholic...................... 0.2
               Insurance Brokers............................ 0.2
               Schools...................................... 0.2
               Office Supplies & Forms...................... 0.2
               Office Automation & Equipment................ 0.2
               Semiconductor Components-Integrated Circuits. 0.2
               Metal-Diversified............................ 0.2
               Mining Services.............................. 0.2
               Insurance-Mutual............................. 0.2
               Computers.................................... 0.2
               Banks-Fiduciary.............................. 0.2
               Closed-End Funds............................. 0.2
               Wire & Cable Products........................ 0.1
               Advertising Sales............................ 0.1
               Transport-Equipment & Leasing................ 0.1
               Distribution/Wholesale....................... 0.1

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)

INDUSTRY ALLOCATION* (CONTINUED)

                  Dialysis Centers.....................  0.1%
                  Travel Services......................  0.1
                  Chemicals-Diversified................  0.1
                  Regional Authority...................  0.1
                  Building Products-Wood...............  0.1
                  Advertising Agencies.................  0.1
                  Sugar................................  0.1
                  Multimedia...........................  0.1
                  Transport-Services...................  0.1
                  Metal-Copper.........................  0.1
                  Food-Misc./Diversified...............  0.1
                  Electronic Components-Semiconductors.  0.1
                  Retail-Major Department Stores.......  0.1
                  Music................................  0.1
                  Retail-Discount......................  0.1
                  Networking Products..................  0.1
                  Retail-Mail Order....................  0.1
                  Apparel Manufacturers................  0.1
                  Beverages-Wine/Spirits...............  0.1
                  Wireless Equipment...................  0.1
                  Tennessee Valley Authority...........  0.1
                  Agricultural Chemicals...............  0.1
                  Banks-Money Center...................  0.1
                  Building-Heavy Construction..........  0.1
                                                        ----
                                                        99.4%
                                                        ====

CREDIT QUALITY+#

                               Aaa........  15.8%
                               Aa.........   3.8
                               A..........   9.4
                               Baa........  17.8
                               Ba.........  18.1
                               B..........  19.0
                               Caa........   9.3
                               Ca.........   0.1
                               Not Rated@.   6.7
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)

                                                          PRINCIPAL  VALUE
                   SECURITY DESCRIPTION                   AMOUNT**  (NOTE 2)
   ------------------------------------------------------------------------
   ASSET BACKED SECURITIES -- 0.9%
   DIVERSIFIED FINANCIAL SERVICES -- 0.9%
     AmeriCredit Automobile Receivables Trust
      Series 2014-2, Class C
      2.18% due 06/08/2020............................... $ 71,000  $ 70,300
     Applebee's/IHOP Funding LLC
      Series 2014-1, Class A2
      4.28% due 09/05/2044*..............................   58,000    57,449
     Avis Budget Rental Car Funding AESOP LLC
      Series 2014-1A, Class A
      2.46% due 07/20/2020*..............................   67,000    66,972
     Citibank Credit Card Issuance Trust
      Series 2014-A2, Class A2
      1.02% due 02/22/2019...............................  126,000   125,465
     Citibank Credit Card Issuance Trust
      Series 2014-A8, Class A8
      1.73% due 04/09/2020...............................  100,000    99,902
     CKE Restaurant Holdings, Inc.
      Series 2013-1A, Class A2
      4.47% due 03/20/2043*..............................   15,640    15,785
     CLI Funding V LLC
      Series 2014-1A, Class A
      3.29% due 06/18/2029*..............................  118,740   118,260
     Countrywide Home Loan Mtg. Pass Through Trust
      Series 2005-6, Class 1A11
      5.25% due 02/25/2026(1)............................  258,760   263,197
     Credit Suisse Mtg. Trust
      Series 2014-USA, Class A2
      3.95% due 09/15/2037*(2)...........................  116,000   119,847
     Discover Card Execution Note Trust
      Series 2007-A1, Class A1
      5.65% due 03/16/2020...............................  330,000   368,542
     Domino's Pizza Master Issuer LLC
      Series 2012-1A, Class A2
      5.22% due 01/25/2042*..............................  101,456   107,154
     Ford Credit Auto Owner Trust
      Series 2013-D, Class B
      1.54% due 03/15/2019...............................   60,000    59,899
     Ford Credit Floorplan Master Owner Trust
      Series 2014-4, Class A1
      1.40% due 08/15/2019...............................  114,000   113,410
     GS Mtg. Securities Corp. II
      Series 2012-GCJ9, Class A2
      1.76% due 11/10/2045(2)............................  468,000   467,987
     JPM-BB Commercial Mtg. Securities Trust
      Series 2013-C15, Class A2
      2.98% due 11/15/2045(2)............................  971,000   997,549
     Morgan Stanley Bank of America Merrill Lynch Trust
      Series 2012-C5, Class A2
      1.97% due 08/15/2045(2)............................  245,843   248,073
     Nissan Auto Lease Trust
      Series 2014-A, Class A4
      1.04% due 10/15/2019...............................  100,000   100,120
     NRP Mtg. Trust VRS
      Series 2013-1, Class A1
      3.25% due 07/25/2043*(1)...........................  155,008   152,025
     RFMSI Trust
      Series 2006-S1, Class 1A3
      5.75% due 01/25/2036(1)............................  279,249   287,220

                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
       Sierra Timeshare Receivables Funding LLC
        Series 2014-2A, Class A
        2.05% due 06/20/2031*........................ $   91,081 $   90,508
       TAL Advantage V LLC
        Series 2013-2A, Class A
        3.55% due 11/20/2038*........................     73,333     74,101
       UBS-Barclays Commercial Mtg. Trust
        Series 2012-C2, Class A2
        2.11% due 05/10/2063(2)......................    262,239    265,696
       WF-RBS Commercial Mtg. Trust
        Series 2012-C8, Class A2
        1.88% due 08/15/2045(2)......................    165,030    166,173
                                                                 ----------
     TOTAL ASSET BACKED SECURITIES
        (cost $4,473,359)............................             4,435,634
                                                                 ----------
     U.S. CORPORATE BONDS & NOTES -- 46.8%
     ADVERTISING AGENCIES -- 0.1%
       Interpublic Group of Cos., Inc.
        Senior Notes
        3.75% due 02/15/2023.........................    353,000    350,040
       Interpublic Group of Cos., Inc.
        Senior Notes
        4.20% due 04/15/2024.........................    248,000    250,370
                                                                 ----------
                                                                    600,410
                                                                 ----------
     ADVERTISING SALES -- 0.1%
       CBS Outdoor Americas Capital LLC/CBS Outdoor
        Americas Capital Corp.
        Company Guar. Notes
        5.88% due 03/15/2025*........................    296,000    297,480
       Lamar Media Corp.
        Company Guar. Notes
        5.38% due 01/15/2024*........................    400,000    401,000
                                                                 ----------
                                                                    698,480
                                                                 ----------
     ADVERTISING SERVICES -- 0.2%
       Visant Corp.
        Company Guar. Notes
        10.00% due 10/01/2017........................  1,301,000  1,161,143
                                                                 ----------
     AEROSPACE/DEFENSE -- 0.2%
       BAE Systems Holdings, Inc.
        Company Guar. Notes
        3.80% due 10/07/2024*........................    428,000    426,729
       BAE Systems Holdings, Inc.
        Company Guar. Notes
        4.75% due 10/07/2044*........................    308,000    306,389
       Boeing Co.
        Senior Notes
        0.95% due 05/15/2018.........................    490,000    476,951
                                                                 ----------
                                                                  1,210,069
                                                                 ----------
     AGRICULTURAL CHEMICALS -- 0.1%
       Monsanto Co.
        Senior Notes
        4.70% due 07/15/2064.........................    328,000    326,457
                                                                 ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        AIRLINES -- 0.7%
          Allegiant Travel Co.
           Company Guar. Notes
           5.50% due 07/15/2019.................. $  882,000 $  899,640
          Atlas Air, Inc.
           Pass Through Certs.
           Series 1999-1, Class A-1
           7.20% due 07/02/2020..................    629,259    659,148
          Atlas Air, Inc.
           Pass Through Certs.
           Series 1999-1, Class B
           7.63% due 07/02/2016..................     72,710     73,800
          Atlas Air, Inc.
           Pass Through Certs.
           Series 2000-1, Class B
           9.06% due 07/02/2017..................    232,838    247,391
          United Airlines Pass Through Trust
           Pass Through Certs.
           Series 2014-2, Class B
           4.63% due 03/03/2024..................    750,000    746,250
          United Airlines Pass Through Trust
           Pass Through Certs.
           Series 2013-1, Class B
           5.38% due 02/15/2023..................    550,000    570,625
                                                             ----------
                                                              3,196,854
                                                             ----------
        ALTERNATIVE WASTE TECHNOLOGY -- 0.2%
          ADS Waste Holdings, Inc.
           Company Guar. Notes
           8.25% due 10/01/2020..................  1,013,000  1,056,053
                                                             ----------
        APPAREL MANUFACTURERS -- 0.1%
          Quiksilver, Inc./QS Wholesale, Inc.
           Company Guar. Notes
           10.00% due 08/01/2020.................    747,000    440,730
                                                             ----------
        AUTO-CARS/LIGHT TRUCKS -- 0.5%
          American Honda Finance Corp.
           Notes
           1.20% due 07/14/2017..................    619,000    616,660
          Daimler Finance North America LLC
           Company Guar. Notes
           1.38% due 08/01/2017*.................    796,000    792,291
          Daimler Finance North America LLC
           Company Guar. Notes
           2.63% due 09/15/2016*.................    939,000    966,487
                                                             ----------
                                                              2,375,438
                                                             ----------
        AUTO-HEAVY DUTY TRUCKS -- 0.6%
          JB Poindexter & Co., Inc.
           Senior Notes
           9.00% due 04/01/2022*.................  1,325,000  1,422,719
          Oshkosh Corp.
           Company Guar. Notes
           5.38% due 03/01/2022..................    850,000    854,250
          PACCAR Financial Corp.
           Senior Notes
           2.20% due 09/15/2019..................    683,000    682,301
                                                             ----------
                                                              2,959,270
                                                             ----------

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      --------------------------------------------------------------------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.3%
        Affinia Group, Inc.
         Company Guar. Notes
         7.75% due 05/01/2021....................... $1,425,000 $1,464,188
                                                                ----------
      BANKS-COMMERCIAL -- 1.0%
        Fifth Third Bank
         Senior Notes
         2.88% due 10/01/2021.......................    641,000    630,991
        MUFG Union Bank NA
         Senior Notes
         3.00% due 06/06/2016.......................  1,593,000  1,645,717
        PNC Bank NA
         Senior Notes
         1.13% due 01/27/2017.......................  1,309,000  1,305,157
        Regions Financial Corp.
         Sub. Notes
         7.38% due 12/10/2037.......................    837,000  1,060,680
        Zions Bancorporation
         Senior Notes
         4.50% due 06/13/2023.......................     61,000     63,867
                                                                ----------
                                                                 4,706,412
                                                                ----------
      BANKS-FIDUCIARY -- 0.2%
        Citizens Financial Group, Inc.
         Sub. Notes
         4.15% due 09/28/2022*......................    775,000    776,157
                                                                ----------
      BANKS-SUPER REGIONAL -- 0.3%
        Comerica, Inc.
         Senior Notes
         2.13% due 05/23/2019.......................    291,000    288,415
        Wells Fargo & Co
         Senior Notes
         1.40% due 09/08/2017.......................  1,317,000  1,313,091
                                                                ----------
                                                                 1,601,506
                                                                ----------
      BREWERY -- 0.2%
        Anheuser-Busch InBev Worldwide, Inc.
         Company Guar. Notes
         0.80% due 07/15/2015.......................  1,001,000  1,003,946
                                                                ----------
      BUILDING PRODUCTS-CEMENT -- 0.6%
        Cemex Finance LLC
         Senior Sec. Notes
         6.00% due 04/01/2024*......................  1,105,000  1,101,906
        Headwaters, Inc.
         Sec. Notes
         7.63% due 04/01/2019.......................  1,861,000  1,940,092
                                                                ----------
                                                                 3,041,998
                                                                ----------
      BUILDING PRODUCTS-WOOD -- 0.1%
        Masco Corp.
         Senior Notes
         5.95% due 03/15/2022.......................    559,000    610,708
                                                                ----------
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
        Meritage Homes Corp.
         Company Guar. Notes
         7.00% due 04/01/2022.......................  1,200,000  1,296,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                        PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   -------------------------------------------------------------------------
   U.S. CORPORATE BONDS & NOTES (CONTINUED)
   BUILDING-RESIDENTIAL/COMMERCIAL (CONTINUED)
     William Lyons Homes, Inc.
      Company Guar. Notes
      7.00% due 08/15/2022*............................ $  461,000 $  466,763
                                                                   ----------
                                                                    1,762,763
                                                                   ----------
   CABLE/SATELLITE TV -- 0.9%
     CCO Holdings LLC/CCO Holdings Capital Corp.
      Company Guar. Notes
      6.50% due 04/30/2021.............................  1,988,000  2,072,490
     DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
      Company Guar. Notes
      6.35% due 03/15/2040.............................    387,000    450,963
     DISH DBS Corp.
      Company Guar. Notes
      5.00% due 03/15/2023.............................    674,000    646,619
     Time Warner Cable, Inc.
      Company Guar. Notes
      4.50% due 09/15/2042.............................    324,000    319,720
     Time Warner Cable, Inc.
      Company Guar. Notes
      6.55% due 05/01/2037.............................    149,000    187,964
     Time Warner Cable, Inc.
      Company Guar. Notes
      7.30% due 07/01/2038.............................    393,000    534,443
                                                                   ----------
                                                                    4,212,199
                                                                   ----------
   CASINO HOTELS -- 0.9%
     Caesars Entertainment Operating Co., Inc.
      Company Guar. Notes
      10.75% due 02/01/2016............................    800,000    280,000
     Caesars Entertainment Resort Properties LLC
      Senior Sec. Notes
      8.00% due 10/01/2020*............................  1,133,000  1,116,005
     Caesars Entertainment Resort Properties LLC
      Sec. Notes
      11.00% due 10/01/2021*...........................    721,000    675,937
     Caesars Growth Properties Holdings LLC/Caesars
      Growth Properties Finance, Inc.
      Sec. Notes
      9.38% due 05/01/2022*............................    948,000    829,500
     Downstream Development Authority of the
      Quapaw Tribe of Oklahoma
      Senior Sec. Notes
      10.50% due 07/01/2019*...........................  1,055,000  1,113,025
     Seminole Hard Rock Entertainment, Inc./Seminole
      Hard Rock International LLC
      Company Guar. Notes
      5.88% due 05/15/2021*............................    575,000    554,875
                                                                   ----------
                                                                    4,569,342
                                                                   ----------
   CELLULAR TELECOM -- 0.5%
     Sprint Communications, Inc.
      Senior Notes
      7.00% due 08/15/2020.............................  1,199,000  1,249,957
     T-Mobile USA, Inc.
      Company Guar. Notes
      6.38% due 03/01/2025.............................    400,000    399,000

                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      ------------------------------------------------------------------
      CELLULAR TELECOM (CONTINUED)
        T-Mobile USA, Inc.
         Company Guar. Notes
         6.50% due 01/15/2024...................... $  900,000 $  911,250
                                                               ----------
                                                                2,560,207
                                                               ----------
      CHEMICALS-DIVERSIFIED -- 0.1%
        Dow Chemical Co.
         Senior Notes
         4.25% due 10/01/2034......................    648,000    623,932
                                                               ----------
      CHEMICALS-PLASTICS -- 0.2%
        PolyOne Corp.
         Senior Notes
         5.25% due 03/15/2023......................  1,229,000  1,192,130
                                                               ----------
      CHEMICALS-SPECIALTY -- 0.5%
        Chemtura Corp.
         Company Guar. Notes
         5.75% due 07/15/2021......................  1,026,000  1,015,740
        Lubrizol Corp.
         Company Guar. Notes
         6.50% due 10/01/2034......................    248,000    324,486
        WR Grace & Co.
         Company Guar. Notes
         5.13% due 10/01/2021*.....................    500,000    508,125
        WR Grace & Co.
         Company Guar. Notes
         5.63% due 10/01/2024*.....................    398,000    407,950
                                                               ----------
                                                                2,256,301
                                                               ----------
      CLOSED-END FUNDS -- 0.2%
        Drawbridge Special Opportunities Fund LP/
         Drawbridge Special Opportunities Finance
         Senior Notes
         5.00% due 08/01/2021*.....................    740,000    732,600
                                                               ----------
      COAL -- 0.7%
        Murray Energy Corp.
         Senior Sec. Notes
         8.63% due 06/15/2021*.....................  1,529,000  1,582,515
        Peabody Energy Corp.
         Company Guar. Notes
         6.50% due 09/15/2020......................  1,050,000    981,750
        SunCoke Energy Partners LP/SunCoke Energy
         Partners Finance Corp.
         Company Guar. Notes
         7.38% due 02/01/2020*.....................    891,000    935,550
                                                               ----------
                                                                3,499,815
                                                               ----------
      COMMERCIAL SERVICES-FINANCE -- 0.5%
        Harland Clarke Holdings Corp.
         Senior Sec. Notes
         6.88% due 03/01/2020*.....................    670,000    683,400
        Harland Clarke Holdings Corp.
         Senior Notes
         9.25% due 03/01/2021*.....................  1,618,000  1,638,225
                                                               ----------
                                                                2,321,625
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     COMPUTER SERVICES -- 0.5%
       Compiler Finance Sub, Inc.
        Senior Notes
        7.00% due 05/01/2021*....................... $1,564,000 $1,477,980
       Sungard Availability Services Capital, Inc.
        Company Guar. Notes
        8.75% due 04/01/2022*.......................  1,000,000    745,000
                                                                ----------
                                                                 2,222,980
                                                                ----------
     COMPUTERS -- 0.2%
       Hewlett-Packard Co.
        Senior Notes
        6.00% due 09/15/2041........................    683,000    778,599
                                                                ----------
     CONTAINERS-METAL/GLASS -- 0.5%
       Ball Corp.
        Company Guar. Notes
        5.00% due 03/15/2022........................    464,000    466,320
       Crown Cork & Seal Co., Inc.
        Senior Notes
        7.38% due 12/15/2026........................  1,750,000  1,925,000
                                                                ----------
                                                                 2,391,320
                                                                ----------
     CONTAINERS-PAPER/PLASTIC -- 0.5%
       Consolidated Container Co. LLC/Consolidated
        Container Capital, Inc.
        Company Guar. Notes
        10.13% due 07/15/2020*......................  1,347,000  1,266,180
       Packaging Corp. of America
        Senior Notes
        3.65% due 09/15/2024........................    335,000    329,011
       PaperWorks Industries, Inc.
        Senior Sec. Notes
        9.50% due 08/15/2019*.......................    598,000    608,465
                                                                ----------
                                                                 2,203,656
                                                                ----------
     DIALYSIS CENTERS -- 0.1%
       DaVita HealthCare Partners, Inc.
        Company Guar. Notes
        5.13% due 07/15/2024........................    679,000    667,118
                                                                ----------
     DISTRIBUTION/WHOLESALE -- 0.1%
       H&E Equipment Services, Inc.
        Company Guar. Notes
        7.00% due 09/01/2022........................    639,000    682,133
                                                                ----------
     DIVERSIFIED BANKING INSTITUTIONS -- 2.1%
       Bank of America Corp.
        Senior Notes
        2.60% due 01/15/2019........................    772,000    770,496
       Bank of America Corp.
        Sub. Notes
        4.20% due 08/26/2024........................    528,000    523,434
       Citigroup, Inc.
        Sub. Notes
        5.88% due 02/22/2033........................  1,940,000  2,176,422
       Goldman Sachs Group, Inc.
        Senior Notes
        4.80% due 07/08/2044........................    324,000    325,800

                                                    PRINCIPAL     VALUE
                 SECURITY DESCRIPTION               AMOUNT**     (NOTE 2)
     ----------------------------------------------------------------------
     DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
       Goldman Sachs Group, Inc.
        Senior Notes
        5.25% due 07/27/2021...................... $  1,001,000 $ 1,109,711
       Goldman Sachs Group, Inc.
        Senior Notes
        6.13% due 02/15/2033......................      518,000     619,941
       Goldman Sachs Group, Inc.
        Sub. Notes
        6.75% due 10/01/2037......................      495,000     590,925
       JPMorgan Chase & Co.
        Senior Notes
        3.25% due 09/23/2022......................      630,000     620,079
       JPMorgan Chase & Co.
        Senior Notes
        4.25% due 11/02/2018......................  NZD 750,000     573,120
       Merrill Lynch & Co., Inc.
        Sub. Notes
        6.11% due 01/29/2037......................      612,000     700,522
       Morgan Stanley
        Sub. Notes
        4.10% due 05/22/2023......................    1,215,000   1,211,644
       Morgan Stanley
        Sub. Notes
        4.35% due 09/08/2026......................      301,000     295,828
       Morgan Stanley
        Senior Notes
        4.75% due 03/22/2017......................      700,000     752,228
       NationsBank Corp.
        Sub. Notes
        7.25% due 10/15/2025......................      117,000     143,502
                                                                -----------
                                                                 10,413,652
                                                                -----------
     DIVERSIFIED FINANCIAL SERVICES -- 0.5%
       General Electric Capital Corp.
        Senior Notes
        1.50% due 07/12/2016......................      817,000     826,922
       General Electric Capital Corp.
        Senior Notes
        5.88% due 01/14/2038......................      844,000   1,018,004
       USAA Capital Corp.
        Senior Notes
        2.13% due 06/03/2019*.....................      720,000     718,816
                                                                -----------
                                                                  2,563,742
                                                                -----------
     DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
       General Electric Co.
        Senior Notes
        2.70% due 10/09/2022......................      532,000     517,816
       Ingersoll-Rand Global Holding Co., Ltd.
        Company Guar. Notes
        5.75% due 06/15/2043......................    1,314,000   1,552,361
       Textron, Inc.
        Senior Notes
        4.63% due 09/21/2016......................      595,000     633,278
       Trinity Industries, Inc.
        Company Guar. Notes
        4.55% due 10/01/2024......................      343,000     343,600
                                                                -----------
                                                                  3,047,055
                                                                -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    E-COMMERCE/SERVICES -- 0.3%
      Netflix, Inc.
       Senior Notes
       5.38% due 02/01/2021........................... $1,215,000 $1,239,300
                                                                  ----------
    ELECTRIC-GENERATION -- 0.3%
      AES Corp.
       Senior Notes
       5.50% due 03/15/2024...........................  1,020,000    991,950
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs.
       9.24% due 07/02/2017...........................    221,677    236,640
                                                                  ----------
                                                                   1,228,590
                                                                  ----------
    ELECTRIC-INTEGRATED -- 1.0%
      Dominion Gas Holdings LLC
       Senior Notes
       4.80% due 11/01/2043...........................    252,000    269,337
      Dominion Resources, Inc.
       Senior Notes
       5.25% due 08/01/2033...........................    860,000    972,528
      FirstEnergy Corp.
       Senior Notes
       7.38% due 11/15/2031...........................    456,000    539,077
      FirstEnergy Transmission LLC
       Senior Notes
       5.45% due 07/15/2044*..........................    487,000    493,078
      Georgia Power Co.
       Senior Notes
       3.00% due 04/15/2016...........................    180,000    186,143
      Mirant Mid Atlantic LLC Pass Through Trust
       Pass Through Certs., Series B
       9.13% due 06/30/2017...........................    259,392    276,901
      NiSource Finance Corp.
       Company Guar. Notes
       4.80% due 02/15/2044...........................    323,000    328,614
      NiSource Finance Corp.
       Company Guar. Notes
       5.25% due 02/15/2043...........................    444,000    478,497
      Southern California Edison Co.
       1st. Mtg. Bonds
       1.13% due 05/01/2017...........................    628,000    625,795
      Southern Co.
       Senior Notes
       1.30% due 08/15/2017...........................    528,000    525,432
                                                                  ----------
                                                                   4,695,402
                                                                  ----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.1%
      Intel Corp.
       Senior Notes
       1.35% due 12/15/2017...........................    496,000    494,393
                                                                  ----------
    ENTERPRISE SOFTWARE/SERVICE -- 0.4%
      BMC Software Finance, Inc.
       Senior Notes
       8.13% due 07/15/2021*..........................    895,000    859,200
      Epicor Software Corp.
       Company Guar. Notes
       8.63% due 05/01/2019...........................    840,000    888,300
                                                                  ----------
                                                                   1,747,500
                                                                  ----------

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      FINANCE-AUTO LOANS -- 0.4%
        Ally Financial, Inc.
         Company Guar. Notes
         3.50% due 01/27/2019....................... $  486,000 $  472,635
        Ally Financial, Inc.
         Senior Notes
         5.13% due 09/30/2024.......................    485,000    475,300
        Ford Motor Credit Co. LLC
         Senior Notes
         1.50% due 01/17/2017.......................    360,000    359,402
        General Motors Acceptance Corp.
         Senior Notes
         8.00% due 11/01/2031.......................    477,000    593,865
                                                                ----------
                                                                 1,901,202
                                                                ----------
      FINANCE-COMMERCIAL -- 0.2%
        Jefferies Finance LLC/JFIN Co-Issuer Corp.
         Senior Notes
         6.88% due 04/15/2022*......................    524,000    516,140
        Jefferies Finance LLC/JFIN Co-Issuer Corp.
         Senior Notes
         7.38% due 04/01/2020*......................    498,000    509,205
        Jefferies LoanCore LLC/JLC Finance Corp.
         Senior Notes
         6.88% due 06/01/2020*......................    115,000    111,263
                                                                ----------
                                                                 1,136,608
                                                                ----------
      FINANCE-CONSUMER LOANS -- 0.4%
        Enova International, Inc.
         Company Guar. Notes
         9.75% due 06/01/2021*......................  1,378,000  1,378,000
        Synchrony Financial
         Senior Notes
         3.75% due 08/15/2021.......................    220,000    221,987
        Synchrony Financial
         Senior Notes
         4.25% due 08/15/2024.......................    289,000    289,037
                                                                ----------
                                                                 1,889,024
                                                                ----------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.0%
        Lehman Brothers Holdings, Inc.
         Escrow Notes
         6.75% due 12/28/2017+(3)...................    280,000         28
        Lehman Brothers Holdings, Inc.
         Escrow Notes
         7.50% due 05/11/2038+(3)...................    361,000         36
                                                                ----------
                                                                        64
                                                                ----------
      FINANCE-LEASING COMPANIES -- 0.3%
        Air Lease Corp.
         Senior Notes
         4.75% due 03/01/2020.......................  1,605,000  1,701,300
                                                                ----------
      FINANCE-OTHER SERVICES -- 0.4%
        Cogent Communications Finance, Inc.
         Company Guar. Notes
         5.63% due 04/15/2021*......................    795,000    783,075

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                         PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT**    (NOTE 2)
  ---------------------------------------------------------------------------
  U.S. CORPORATE BONDS & NOTES (CONTINUED)
  FINANCE-OTHER SERVICES (CONTINUED)
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Bonds
     1.10% due 01/27/2017............................... $  967,000 $  965,441
                                                                    ----------
                                                                     1,748,516
                                                                    ----------
  FIREARMS & AMMUNITION -- 0.2%
    FGI Operating Co. LLC/FGI Finance, Inc.
     Sec. Notes
     7.88% due 05/01/2020...............................  1,115,000  1,087,125
                                                                    ----------
  FOOD-DAIRY PRODUCTS -- 0.1%
    WhiteWave Foods Co.
     Company Guar. Notes
     5.38% due 10/01/2022...............................    350,000    353,500
                                                                    ----------
  FOOD-MEAT PRODUCTS -- 0.5%
    Darling Ingredients, Inc.
     Company Guar. Notes
     5.38% due 01/15/2022...............................  1,066,000  1,073,995
    JBS USA LLC/JBS USA Finance, Inc.
     Senior Notes
     5.88% due 07/15/2024*..............................    333,000    319,680
    JBS USA LLC/JBS USA Finance, Inc.
     Company Guar. Notes
     7.25% due 06/01/2021*..............................    836,000    877,800
    Tyson Foods, Inc.
     Company Guar. Notes
     5.15% due 08/15/2044...............................    234,000    242,142
                                                                    ----------
                                                                     2,513,617
                                                                    ----------
  FOOD-MISC./DIVERSIFIED -- 0.1%
    Mondelez International, Inc.
     Senior Notes
     6.50% due 02/09/2040...............................    401,000    502,783
                                                                    ----------
  FOOD-WHOLESALE/DISTRIBUTION -- 0.3%
    C&S Group Enterprises LLC
     Senior Sec. Notes
     5.38% due 07/15/2022*..............................    631,000    599,450
    Sysco Corp.
     Company Guar. Notes
     3.50% due 10/02/2024...............................    440,000    441,208
    Sysco Corp.
     Company Guar. Notes
     4.35% due 10/02/2034...............................    194,000    196,820
    Sysco Corp.
     Company Guar. Notes
     4.50% due 10/02/2044...............................    323,000    325,360
                                                                    ----------
                                                                     1,562,838
                                                                    ----------
  GAMBLING (NON-HOTEL) -- 0.0%
    Waterford Gaming LLC/Waterford Gaming Financial Corp.
     Senior Notes
     8.63% due 09/15/2014*+(3)(4)(7)....................    572,929    115,846
                                                                    ----------

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    INDEPENDENT POWER PRODUCERS -- 0.7%
      Calpine Corp.
       Senior Sec. Notes
       6.00% due 01/15/2022*.......................... $  652,000 $  689,490
      Calpine Corp.
       Senior Sec. Notes
       7.88% due 01/15/2023*..........................    697,000    759,730
      GenOn Energy, Inc.
       Senior Notes
       9.50% due 10/15/2018...........................  1,153,000  1,199,120
      NRG Energy, Inc.
       Company Guar. Notes
       6.25% due 07/15/2022*..........................    662,000    678,964
      NRG Energy, Inc.
       Company Guar. Notes
       7.63% due 01/15/2018...........................    190,000    209,000
                                                                  ----------
                                                                   3,536,304
                                                                  ----------
    INSURANCE BROKERS -- 0.2%
      USI, Inc.
       Senior Notes
       7.75% due 01/15/2021*..........................    900,000    895,500
                                                                  ----------
    INSURANCE-LIFE/HEALTH -- 0.7%
      American Equity Investment Life Holding Co.
       Senior Notes
       6.63% due 07/15/2021...........................  1,415,000  1,485,750
      Pacific LifeCorp
       Senior Notes
       6.00% due 02/10/2020*..........................    295,000    335,939
      Pricoa Global Funding I
       Sec. Notes
       1.35% due 08/18/2017*..........................    644,000    640,770
      Principal Life Global Funding II
       Senior Sec. Notes
       1.00% due 12/11/2015*..........................    699,000    701,993
      Teachers Insurance & Annuity Assoc. of America
       Sub. Notes
       4.90% due 09/15/2044*..........................    325,000    331,215
                                                                  ----------
                                                                   3,495,667
                                                                  ----------
    INSURANCE-MULTI-LINE -- 0.5%
      Assurant, Inc.
       Senior Notes
       6.75% due 02/15/2034...........................    946,000  1,136,029
      Metropolitan Life Global Funding I
       Senior Sec. Notes
       2.50% due 09/29/2015*..........................    650,000    662,780
      Onex York Acquisition Corp.
       Company Guar. Notes
       8.50% due 10/01/2022*..........................    650,000    645,937
                                                                  ----------
                                                                   2,444,746
                                                                  ----------
    INSURANCE-MUTUAL -- 0.2%
      New York Life Global Funding
       Sec. Notes
       1.65% due 05/15/2017*..........................    779,000    785,912
                                                                  ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.2%
          National Financial Partners Corp.
           Senior Notes
           9.00% due 07/15/2021*................. $  887,000 $  946,873
                                                             ----------
        MACHINERY-FARMING -- 0.5%
          CNH Industrial Capital LLC
           Company Guar. Notes
           3.25% due 02/01/2017..................    504,000    496,440
          John Deere Capital Corp.
           Senior Notes
           1.13% due 06/12/2017..................  1,191,000  1,184,754
          John Deere Capital Corp.
           Senior Notes
           1.55% due 12/15/2017..................    876,000    877,512
                                                             ----------
                                                              2,558,706
                                                             ----------
        MEDICAL LABS & TESTING SERVICES -- 0.3%
          Roche Holdings, Inc.
           Company Guar. Notes
           1.35% due 09/29/2017*.................    900,000    898,325
          Roche Holdings, Inc.
           Company Guar. Notes
           2.25% due 09/30/2019*.................    705,000    702,096
                                                             ----------
                                                              1,600,421
                                                             ----------
        MEDICAL PRODUCTS -- 0.3%
          Becton Dickinson and Co.
           Senior Notes
           7.00% due 08/01/2027..................    370,000    478,003
          Universal Hospital Services, Inc.
           Sec. Notes
           7.63% due 08/15/2020..................  1,094,000  1,028,360
                                                             ----------
                                                              1,506,363
                                                             ----------
        MEDICAL-DRUGS -- 0.5%
          Endo Finance LLC
           Company Guar. Notes
           5.75% due 01/15/2022*.................  1,677,000  1,656,037
          Forest Laboratories, Inc.
           Senior Notes
           4.88% due 02/15/2021*.................    861,000    918,498
                                                             ----------
                                                              2,574,535
                                                             ----------
        MEDICAL-GENERIC DRUGS -- 0.2%
          Mylan, Inc.
           Company Guar. Notes
           7.88% due 07/15/2020*.................    827,000    902,078
                                                             ----------
        MEDICAL-HMO -- 0.2%
          Centene Corp.
           Senior Notes
           4.75% due 05/15/2022..................  1,055,000  1,057,638
                                                             ----------
        MEDICAL-HOSPITALS -- 1.3%
          Capella Healthcare, Inc.
           Company Guar. Notes
           9.25% due 07/01/2017..................  1,055,000  1,097,859

                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
         -------------------------------------------------------------
         MEDICAL-HOSPITALS (CONTINUED)
           HCA, Inc.
            Company Guar. Notes
            5.88% due 05/01/2023................ $  625,000 $  639,063
           HCA, Inc.
            Company Guar. Notes
            7.50% due 11/15/2095................  1,823,000  1,713,620
           Tenet Healthcare Corp.
            Senior Sec. Notes
            4.75% due 06/01/2020................    655,000    650,087
           Tenet Healthcare Corp.
            Senior Notes
            5.00% due 03/01/2019*...............    688,000    679,400
           Tenet Healthcare Corp.
            Senior Sec. Notes
            6.00% due 10/01/2020................    607,000    641,903
           Tenet Healthcare Corp.
            Senior Notes
            6.88% due 11/15/2031................  1,075,000  1,037,375
                                                            ----------
                                                             6,459,307
                                                            ----------
         METAL PROCESSORS & FABRICATION -- 0.0%
           Timken Co.
            Senior Notes
            3.88% due 09/01/2024*...............    234,000    230,339
                                                            ----------
         METAL-ALUMINUM -- 0.2%
           Alcoa, Inc.
            Senior Notes
            5.13% due 10/01/2024................  1,192,000  1,193,548
           Aleris International, Inc.
            Escrow Notes
            9.00% due 12/15/2014+(3)(4).........  3,285,000        124
                                                            ----------
                                                             1,193,672
                                                            ----------
         MULTIMEDIA -- 0.1%
           Time Warner Entertainment Co. LP
            Company Guar. Notes
            8.38% due 07/15/2033................    385,000    568,695
                                                            ----------
         MUSIC -- 0.1%
           Gibson Brands, Inc.
            Senior Sec. Notes
            8.88% due 08/01/2018*...............    490,000    478,975
                                                            ----------
         NETWORKING PRODUCTS -- 0.1%
           Cisco Systems, Inc.
            Senior Notes
            2.13% due 03/01/2019................    453,000    452,772
                                                            ----------
         OFFICE AUTOMATION & EQUIPMENT -- 0.2%
           Pitney Bowes, Inc.
            Senior Notes
            4.63% due 03/15/2024................    820,000    831,200
                                                            ----------
         OFFICE SUPPLIES & FORMS -- 0.2%
           ACCO Brands Corp.
            Company Guar. Notes
            6.75% due 04/30/2020................    810,000    838,350
                                                            ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   ------------------------------------------------------------------------
   U.S. CORPORATE BONDS & NOTES (CONTINUED)
   OIL & GAS DRILLING -- 0.1%
     Summit Midstream Holdings LLC/Summit
      Midstream Finance Corp.
      Company Guar. Notes
      5.50% due 08/15/2022............................ $  416,000 $  407,680
                                                                  ----------
   OIL COMPANIES-EXPLORATION & PRODUCTION -- 5.4%
     Alta Mesa Holdings LP/Alta Mesa Finance
      Services Corp.
      Company Guar. Notes
      9.63% due 10/15/2018............................  1,140,000  1,179,900
     American Energy-Permian Basin LLC/AEPB
      Finance Corp.
      Senior Notes
      7.13% due 11/01/2020*...........................    302,000    276,330
     American Energy-Permian Basin LLC/AEPB
      Finance Corp.
      Senior Notes
      7.38% due 11/01/2021*...........................    422,000    386,130
     Anadarko Petroleum Corp.
      Senior Notes
      6.45% due 09/15/2036............................    868,000  1,057,760
     Atlas Energy Holdings Operating Co. LLC/Atlas
      Resource Finance Corp.
      Company Guar. Notes
      7.75% due 01/15/2021............................  1,271,000  1,251,935
     Berry Petroleum Co. LLC
      Senior Notes
      6.38% due 09/15/2022............................    403,000    390,910
     Chaparral Energy, Inc.
      Company Guar. Notes
      7.63% due 11/15/2022............................    526,000    539,150
     Chaparral Energy, Inc.
      Company Guar. Notes
      8.25% due 09/01/2021............................    635,000    679,450
     Energy XXI Gulf Coast, Inc.
      Company Guar. Notes
      6.88% due 03/15/2024*...........................    576,000    541,440
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Company Guar. Notes
      7.75% due 09/01/2022............................  1,213,000  1,282,747
     EPL Oil & Gas, Inc.
      Company Guar. Notes
      8.25% due 02/15/2018............................  1,560,000  1,595,100
     EV Energy Partners LP/EV Energy Finance Corp.
      Company Guar. Notes
      8.00% due 04/15/2019............................  1,105,000  1,143,675
     Halcon Resources Corp.
      Company Guar. Notes
      9.75% due 07/15/2020............................  2,269,000  2,308,707
     Hess Corp.
      Senior Notes
      5.60% due 02/15/2041............................    645,000    726,468
     Hess Corp.
      Senior Notes
      7.88% due 10/01/2029............................    235,000    319,016

                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
   ------------------------------------------------------------------------
   OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
     Hilcorp Energy I LP/Hilcorp Finance Co.
      Senior Notes
      5.00% due 12/01/2024*.......................... $  977,000 $   940,362
     Legacy Reserves LP/Legacy Reserves
      Finance Corp.
      Company Guar. Notes
      6.63% due 12/01/2021*..........................  1,444,000   1,415,120
     Memorial Production Partners LP/Memorial
      Production Finance Corp.
      Company Guar. Notes
      7.63% due 05/01/2021...........................    740,000     736,300
     Midstates Petroleum Co., Inc.
      Company Guar. Notes
      9.25% due 06/01/2021...........................    906,000     892,410
     Northern Oil and Gas, Inc.
      Senior Notes
      8.00% due 06/01/2020...........................  1,250,000   1,268,750
     Penn Virginia Corp.
      Company Guar. Notes
      8.50% due 05/01/2020...........................    915,000     960,750
     Rex Energy Corp.
      Company Guar. Notes
      6.25% due 08/01/2022*..........................  1,235,000   1,191,775
     Rex Energy Corp.
      Company Guar. Notes
      8.88% due 12/01/2020...........................    259,000     278,425
     Rice Energy, Inc.
      Company Guar. Notes
      6.25% due 05/01/2022*..........................  1,000,000     975,000
     Rosetta Resources, Inc.
      Company Guar. Notes
      5.63% due 05/01/2021...........................  1,410,000   1,374,750
     Sanchez Energy Corp.
      Company Guar. Notes
      6.13% due 01/15/2023*..........................    939,000     929,892
     SandRidge Energy, Inc.
      Company Guar. Notes
      7.50% due 02/15/2023...........................    620,000     602,175
     Swift Energy Co.
      Company Guar. Notes
      7.88% due 03/01/2022...........................    640,000     640,000
     Triangle USA Petroleum Corp.
      Senior Notes
      6.75% due 07/15/2022*..........................    484,000     472,505
                                                                 -----------
                                                                  26,356,932
                                                                 -----------
   OIL REFINING & MARKETING -- 0.2%
     Calumet Specialty Products Partners LP/Calumet
      Finance Corp.
      Company Guar. Notes
      6.50% due 04/15/2021*..........................    646,000     613,700
     Reliance Holdings USA, Inc.
      Company Guar. Notes
      5.40% due 02/14/2022...........................    450,000     491,234
                                                                 -----------
                                                                   1,104,934
                                                                 -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                            PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                      AMOUNT**    (NOTE 2)
--------------------------------------------------------------------------------
U.S. CORPORATE BONDS & NOTES (CONTINUED)
OIL-FIELD SERVICES -- 0.4%
  Bristow Group, Inc.
   Company Guar. Notes
   6.25% due 10/15/2022.................................... $  675,000 $  700,312
  Freeport-McMoran Oil & Gas LLC/ FCX Oil & Gas, Inc.
   Company Guar. Notes
   6.63% due 05/01/2021....................................    196,000    214,620
  Freeport-McMoran Oil & Gas LLC/ FCX Oil & Gas, Inc.
   Company Guar. Notes
   6.75% due 02/01/2022....................................    338,000    374,335
  Hiland Partners LP/Hiland Partners Finance Corp.
   Company Guar. Notes
   7.25% due 10/01/2020*...................................    650,000    689,000
                                                                       ----------
                                                                        1,978,267
                                                                       ----------
PAPER & RELATED PRODUCTS -- 0.7%
  Domtar Corp.
   Company Guar. Notes
   6.75% due 02/15/2044....................................    651,000    709,551
  Georgia-Pacific LLC
   Senior Notes
   3.73% due 07/15/2023*...................................  1,076,000  1,104,055
  Georgia-Pacific LLC
   Company Guar. Notes
   5.40% due 11/01/2020*...................................    866,000    978,568
  PH Glatfelter Co.
   Company Guar. Notes
   5.38% due 10/15/2020....................................    620,000    637,050
                                                                       ----------
                                                                        3,429,224
                                                                       ----------
PIPELINES -- 2.1%
  Access Midstream Partners LP/ACMP Finance Corp.
   Company Guar. Notes
   6.13% due 07/15/2022....................................  1,020,000  1,086,300
  Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
   Company Guar. Notes
   5.88% due 08/01/2023....................................    493,000    481,908
  El Paso Pipeline Partners Operating Co. LLC
   Company Guar. Notes
   4.70% due 11/01/2042....................................    224,000    198,681
  El Paso Pipeline Partners Operating Co. LLC
   Company Guar. Notes
   6.50% due 04/01/2020....................................  1,156,000  1,322,978
  Energy Transfer Equity LP
   Senior Sec. Notes
   7.50% due 10/15/2020....................................  1,100,000  1,223,750
  Energy Transfer Partners LP
   Senior Notes
   6.63% due 10/15/2036....................................    736,000    851,941
  Genesis Energy LP
   Company Guar. Notes
   5.63% due 06/15/2024....................................    715,000    688,187
  Kinder Morgan, Inc.
   Senior Notes
   5.00% due 02/15/2021*...................................    589,000    614,032

                                                        PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT**    (NOTE 2)
 ----------------------------------------------------------------------------
 PIPELINES (CONTINUED)
   MarkWest Energy Partners LP/MarkWest Energy
    Finance Corp.
    Company Guar. Notes
    4.50% due 07/15/2023............................... $  260,000 $   252,200
   MarkWest Energy Partners LP/MarkWest Energy
    Finance Corp.
    Company Guar. Notes
    6.50% due 08/15/2021...............................    614,000     646,235
   Plains All American Pipeline LP/PAA Finance Corp.
    Senior Notes
    3.60% due 11/01/2024...............................    420,000     412,201
   Rose Rock Midstream LP/Rose Rock Finance Corp.
    Company Guar. Notes
    5.63% due 07/15/2022*..............................    461,000     456,390
   Sabine Pass Liquefaction LLC
    Senior Sec. Notes
    5.63% due 04/15/2023...............................    575,000     580,750
   Sabine Pass Liquefaction LLC
    Senior Sec. Notes
    6.25% due 03/15/2022*..............................    511,000     537,828
   Tesoro Logistics LP/Tesoro Logistics Finance Corp.
    Company Guar. Notes
    6.13% due 10/15/2021...............................    926,000     956,095
                                                                   -----------
                                                                    10,309,476
                                                                   -----------
 PRINTING-COMMERCIAL -- 0.2%
   Quad/Graphics, Inc.
    Company Guar. Notes
    7.00% due 05/01/2022*..............................  1,175,000   1,135,344
                                                                   -----------
 PUBLISHING-NEWSPAPERS -- 0.5%
   Gannett Co., Inc.
    Company Guar. Notes
    5.13% due 07/15/2020...............................    532,000     533,330
   Lee Enterprises, Inc.
    Senior Sec. Notes
    9.50% due 03/15/2022*..............................    777,000     786,712
   McClatchy Co.
    Senior Sec. Notes
    9.00% due 12/15/2022...............................    825,000     891,000
                                                                   -----------
                                                                     2,211,042
                                                                   -----------
 PUBLISHING-PERIODICALS -- 0.7%
   Expo Event Transco, Inc.
    Senior Notes
    9.00% due 06/15/2021*..............................  2,100,000   2,163,000
   Time, Inc.
    Company Guar. Notes
    5.75% due 04/15/2022*..............................  1,130,000   1,081,975
                                                                   -----------
                                                                     3,244,975
                                                                   -----------
 REAL ESTATE INVESTMENT TRUSTS -- 0.9%
   CTR Partnership LP/CareTrust Capital Corp.
    Company Guar. Notes
    5.88% due 06/01/2021*..............................  1,200,000   1,200,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        ----------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          GEO Group, Inc.
           Company Guar. Notes
           5.13% due 04/01/2023................... $  959,000 $  923,037
          iStar Financial, Inc.
           Senior Notes
           5.00% due 07/01/2019...................    230,000    221,375
          Omega Healthcare Investors, Inc.
           Company Guar. Notes
           4.95% due 04/01/2024*..................    474,000    482,295
          Omega Healthcare Investors, Inc.
           Company Guar. Notes
           5.88% due 03/15/2024...................  1,552,000  1,617,960
                                                              ----------
                                                               4,444,667
                                                              ----------
        REAL ESTATE MANAGEMENT/SERVICES -- 0.4%
          American Campus Communities Operating
           Partnership LP
           Company Guar. Notes
           4.13% due 07/01/2024...................    342,000    342,985
          Kennedy-Wilson, Inc.
           Company Guar. Notes
           8.75% due 04/01/2019...................  1,340,000  1,423,750
                                                              ----------
                                                               1,766,735
                                                              ----------
        RETAIL-APPAREL/SHOE -- 0.2%
          Limited Brands, Inc.
           Company Guar. Notes
           6.63% due 04/01/2021...................    820,000    902,000
                                                              ----------
        RETAIL-APPLIANCES -- 0.2%
          Conn's, Inc.
           Senior Notes
           7.25% due 07/15/2022*..................  1,236,000  1,052,145
                                                              ----------
        RETAIL-AUTOMOBILE -- 0.2%
          AutoNation, Inc.
           Company Guar. Notes
           5.50% due 02/01/2020...................    995,000  1,084,550
                                                              ----------
        RETAIL-DISCOUNT -- 0.1%
          Dollar General Corp.
           Company Guar. Notes
           4.13% due 07/15/2017...................    440,000    459,532
                                                              ----------
        RETAIL-DRUG STORE -- 0.2%
          CVS Pass-Through Trust
           Pass Through Certs.
           4.70% due 01/10/2036*..................    279,009    296,008
          CVS Pass-Through Trust
           Pass Through Certs.
           5.77% due 01/10/2033*..................    227,859    257,562
          CVS Pass-Through Trust
           Pass Through Certs.
           5.93% due 01/10/2034*..................    359,432    416,855
                                                              ----------
                                                                 970,425
                                                              ----------

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       RETAIL-MAIL ORDER -- 0.1%
         QVC, Inc.
          Senior Sec. Notes
          5.45% due 08/15/2034*.................... $  456,000 $  447,883
                                                               ----------
       RETAIL-MUSIC STORE -- 0.3%
         Guitar Center, Inc.
          Senior Sec. Notes
          6.50% due 04/15/2019*....................    575,000    517,500
         Guitar Center, Inc.
          Company Guar. Notes
          9.63% due 04/15/2020*....................  1,412,000  1,083,710
                                                               ----------
                                                                1,601,210
                                                               ----------
       RETAIL-REGIONAL DEPARTMENT STORES -- 0.3%
         Bon-Ton Department Stores, Inc.
          Sec. Notes
          8.00% due 06/15/2021.....................  1,670,000  1,494,650
                                                               ----------
       RETAIL-RESTAURANTS -- 0.5%
         Landry's, Inc.
          Senior Notes
          9.38% due 05/01/2020*....................    863,000    912,623
         PF Chang's China Bistro, Inc.
          Company Guar. Notes
          10.25% due 06/30/2020*...................  1,635,000  1,622,737
                                                               ----------
                                                                2,535,360
                                                               ----------
       RUBBER/PLASTIC PRODUCTS -- 0.0%
         Venture Holdings Co. LLC
          Company Guar. Notes
          11.00% due 06/01/2007+(3)(4)(6)(7).......    100,000          0
                                                               ----------
       SAVINGS & LOANS/THRIFTS -- 0.7%
         Astoria Financial Corp.
          Senior Notes
          5.00% due 06/19/2017.....................    718,000    770,881
         First Niagara Financial Group, Inc.
          Senior Notes
          6.75% due 03/19/2020.....................  1,307,000  1,490,635
         First Niagara Financial Group, Inc.
          Sub. Notes
          7.25% due 12/15/2021.....................    814,000    938,786
                                                               ----------
                                                                3,200,302
                                                               ----------
       SCHOOLS -- 0.2%
         Northwestern University
          Notes
          4.20% due 12/01/2047.....................    386,000    396,611
         President and Fellows of Harvard College
          Notes
          3.62% due 10/01/2037.....................    191,000    184,190
         University of Pennsylvania
          Senior Notes
          4.67% due 09/01/2112.....................    292,000    296,367
                                                               ----------
                                                                  877,168
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        SECURITY SERVICES -- 0.1%
          ADT Corp.
           Senior Notes
           3.50% due 07/15/2022.................. $  568,000 $  491,320
                                                             ----------
        SEMICONDUCTOR EQUIPMENT -- 0.3%
          Entegris, Inc.
           Company Guar. Notes
           6.00% due 04/01/2022*.................    774,000    785,610
          Magnachip Semiconductor Corp.
           Senior Notes
           6.63% due 07/15/2021..................    553,000    508,760
                                                             ----------
                                                              1,294,370
                                                             ----------
        SHIPBUILDING -- 0.2%
          Huntington Ingalls Industries, Inc.
           Company Guar. Notes
           7.13% due 03/15/2021..................  1,043,000  1,123,833
                                                             ----------
        SPECIAL PURPOSE ENTITIES -- 0.2%
          MassMutual Global Funding II
           Senior Sec. Notes
           2.00% due 04/05/2017*.................    856,000    868,945
          MassMutual Global Funding II
           Senior Sec. Notes
           2.50% due 10/17/2022*.................    345,000    331,852
                                                             ----------
                                                              1,200,797
                                                             ----------
        SPECIFIED PURPOSE ACQUISITIONS -- 0.4%
          Opal Acquisition, Inc.
           Senior Notes
           8.88% due 12/15/2021*.................  1,825,000  1,884,313
                                                             ----------
        STEEL PIPE & TUBE -- 0.4%
          JMC Steel Group, Inc.
           Senior Notes
           8.25% due 03/15/2018*.................    840,000    848,400
          Valmont Industries, Inc.
           Company Guar. Notes
           5.00% due 10/01/2044..................    433,000    424,794
          Valmont Industries, Inc.
           Company Guar. Notes
           5.25% due 10/01/2054..................    619,000    604,402
                                                             ----------
                                                              1,877,596
                                                             ----------
        STEEL-PRODUCERS -- 0.4%
          AK Steel Corp.
           Company Guar. Notes
           8.38% due 04/01/2022..................    874,000    874,000
          Steel Dynamics, Inc.
           Company Guar. Notes
           5.13% due 10/01/2021*.................    829,000    841,435
                                                             ----------
                                                              1,715,435
                                                             ----------
        STORAGE/WAREHOUSING -- 0.3%
          Mobile Mini, Inc.
           Company Guar. Notes
           7.88% due 12/01/2020..................  1,165,000  1,246,550
                                                             ----------

                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
          ------------------------------------------------------------
          TELECOM SERVICES -- 0.2%
            Consolidated Communications, Inc.
             Company Guar. Notes
             6.50% due 10/01/2022*.............. $  832,000 $  827,840
                                                            ----------
          TELEPHONE-INTEGRATED -- 1.7%
            AT&T, Inc.
             Senior Notes
             4.35% due 06/15/2045...............    341,000    313,431
            CenturyLink, Inc.
             Senior Notes
             5.80% due 03/15/2022...............    431,000    441,775
            Cincinnati Bell, Inc.
             Company Guar. Notes
             8.38% due 10/15/2020...............    997,000  1,051,835
            Frontier Communications Corp.
             Senior Notes
             6.88% due 01/15/2025...............    878,000    867,025
            Frontier Communications Corp.
             Senior Notes
             8.13% due 10/01/2018...............  1,000,000  1,117,500
            Frontier Communications Corp.
             Senior Notes
             9.25% due 07/01/2021...............    549,000    627,233
            Sprint Capital Corp.
             Company Guar. Notes
             8.75% due 03/15/2032...............  1,110,000  1,211,287
            Verizon Communications, Inc.
             Senior Notes
             4.15% due 03/15/2024...............    437,000    451,223
            Verizon Communications, Inc.
             Senior Notes
             4.50% due 09/15/2020...............    712,000    770,280
            Verizon Communications, Inc.
             Senior Notes
             4.86% due 08/21/2046*..............    759,000    761,149
            Verizon Communications, Inc.
             Senior Notes
             6.40% due 09/15/2033...............    731,000    890,517
                                                            ----------
                                                             8,503,255
                                                            ----------
          TELEVISION -- 0.2%
            Sinclair Television Group, Inc.
             Company Guar. Notes
             6.38% due 11/01/2021...............    880,000    899,800
                                                            ----------
          TRANSPORT-EQUIPMENT & LEASING -- 0.1%
            Jurassic Holdings III, Inc.
             Sec. Notes
             6.88% due 02/15/2021*..............    694,000    694,000
                                                            ----------
          TRANSPORT-RAIL -- 0.2%
            Florida East Coast Holdings Corp.
             Senior Sec. Notes
             6.75% due 05/01/2019*..............  1,091,000  1,112,820
                                                            ----------
          TRAVEL SERVICES -- 0.1%
            Sabre GLBL, Inc.
             Senior Sec. Notes
             8.50% due 05/15/2019*..............    617,000    660,190
                                                            ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL      VALUE
               SECURITY DESCRIPTION              AMOUNT**      (NOTE 2)
      ------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      WIRE & CABLE PRODUCTS -- 0.1%
        Anixter, Inc.
         Company Guar. Notes
         5.13% due 10/01/2021.................   $   735,000 $    725,813
                                                             ------------
      WIRELESS EQUIPMENT -- 0.1%
        Motorola Solutions, Inc.
         Senior Notes
         5.50% due 09/01/2044.................       396,000      391,711
                                                             ------------
      TOTAL U.S. CORPORATE BONDS & NOTES
         (cost $231,994,318)..................                228,870,793
                                                             ------------
      FOREIGN CORPORATE BONDS & NOTES -- 18.3%
      ADVERTISING SERVICES -- 0.1%
        WPP Finance
         Company Guar. Notes
         3.75% due 09/19/2024.................       481,000      474,391
                                                             ------------
      AIRLINES -- 0.2%
        Air Canada
         Senior Sec. Notes
         6.75% due 10/01/2019*................       940,000      998,750
                                                             ------------
      BANKS-COMMERCIAL -- 4.0%
        Abbey National Treasury Services PLC
         Company Guar. Notes
         1.38% due 03/13/2017.................       584,000      583,876
        Akbank TAS
         Senior Notes
         7.50% due 02/05/2018*................ TRY 2,385,000      931,979
        Banco ABC Brasil SA
         Senior Notes
         8.50% due 03/28/2016*................ BRL 3,100,000    1,209,478
        Banco de Bogota SA
         Senior Notes
         5.00% due 01/15/2017*................       260,000      273,000
        Banco de Credito del Peru
         Senior Notes
         5.38% due 09/16/2020.................       400,000      431,000
        Banco Santander SA
         Jr. Sub Notes
         6.25% due 09/11/2021(8).............. EUR   300,000      360,310
        Bangkok Bank PCL
         Senior Notes
         3.88% due 09/27/2022.................       315,000      316,876
        Bank of Tokyo-Mitsubishi UFJ, Ltd.
         Senior Notes
         1.55% due 09/09/2016*................       629,000      635,184
        BPCE SA
         Sub. Notes
         4.50% due 03/15/2025*................       643,000      623,280
        Cooperatieve Centrale Raiffeisen-
         Boerenleenbank BA
         Senior Notes
         2.25% due 01/14/2019.................       310,000      311,283
        Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
         Senior Notes
         2.63% due 05/29/2018................. NOK 5,000,000      798,008

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       BANKS-COMMERCIAL (CONTINUED)
         Credit Suisse New York
          Senior Notes
          1.38% due 05/26/2017.................... $1,221,000 $1,214,095
         Credit Suisse New York
          Sub. Notes
          5.40% due 01/14/2020....................    528,000    588,945
         DBS Group Holdings, Ltd.
          Senior Notes
          2.25% due 07/16/2019*...................  1,382,000  1,367,807
         Hana Bank
          Sub. Notes
          4.38% due 09/30/2024*...................    200,000    200,810
         ICICI Bank, Ltd.
          Senior Notes
          5.75% due 11/16/2020....................    400,000    442,952
         ING Bank NV
          Senior Notes
          4.00% due 03/15/2016*...................  1,461,000  1,524,828
         Intesa Sanpaolo SpA
          Sub. Notes
          5.02% due 06/26/2024*...................    969,000    944,132
         Kookmin Bank
          Senior Notes
          1.63% due 07/14/2017*...................  1,588,000  1,576,095
         Macquarie Bank, Ltd.
          Senior Notes
          2.60% due 06/24/2019*...................    308,000    307,750
         Malayan Banking Bhd VRS
          Sub. Notes
          3.25% due 09/20/2022....................    500,000    504,184
         National Australia Bank, Ltd.
          Senior Notes
          2.75% due 03/09/2017....................    723,000    749,019
         National Bank of Canada
          Company Guar. Notes
          1.45% due 11/07/2017....................  1,040,000  1,033,005
         Oversea-Chinese Banking Corp., Ltd. VRS
          Sub. Notes
          4.00% due 10/15/2024*...................    200,000    202,017
         PKO Finance AB
          Senior Notes
          4.63% due 09/26/2022*...................    700,000    727,125
         Sberbank of Russia Via SB Capital SA
          Senior Notes
          6.13% due 02/07/2022....................    200,000    199,500
         Siam Commercial Bank PCL
          Senior Notes
          3.50% due 04/07/2019*...................    200,000    203,900
         Standard Chartered PLC
          Sub. Notes
          5.70% due 03/26/2044*...................    437,000    461,813
         Turkiye Halk Bankasi AS
          Senior Notes
          3.88% due 02/05/2020*...................    355,000    334,942

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL     VALUE
                SECURITY DESCRIPTION             AMOUNT**     (NOTE 2)
        ----------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
        BANKS-COMMERCIAL (CONTINUED)
          Zenith Bank PLC
           Senior Notes
           6.25% due 04/22/2019*..............   $   300,000 $   300,000
                                                             -----------
                                                              19,357,193
                                                             -----------
        BANKS-MONEY CENTER -- 0.1%
          Mizuho Bank, Ltd.
           Company Guar. Notes
           2.45% due 04/16/2019*..............       275,000     274,391
                                                             -----------
        BANKS-SPECIAL PURPOSE -- 0.6%
          Burgan Finance No. 1 Jersey, Ltd.
           Company Guar. Notes
           7.88% due 09/29/2020...............       305,000     347,700
          Development Bank of Kazakhstan JSC
           Senior Notes
           4.13% due 12/10/2022*..............       600,000     567,000
          Export-Import Bank of China
           Senior Notes
           2.50% due 07/31/2019*..............     1,029,000   1,018,675
          Kreditanstalt fuer Wiederaufbau
           Government Guar. Notes
           3.75% due 09/25/2015............... NOK 5,500,000     873,756
                                                             -----------
                                                               2,807,131
                                                             -----------
        BEVERAGES-NON-ALCOHOLIC -- 0.2%
          Coca-Cola Femsa SAB de CV
           Company Guar. Notes
           2.38% due 11/26/2018...............       892,000     895,795
                                                             -----------
        BEVERAGES-WINE/SPIRITS -- 0.1%
          Pernod Ricard SA
           Senior Notes
           2.00% due 06/22/2020............... EUR   300,000     394,605
                                                             -----------
        BUILDING & CONSTRUCTION-MISC. -- 0.0%
          OAS Finance, Ltd.
           Company Guar. Notes
           8.00% due 07/02/2021*..............       200,000     192,000
                                                             -----------
        BUILDING PRODUCTS-CEMENT -- 0.1%
          Cemex SAB de CV
           Senior Sec. Notes
           5.88% due 03/25/2019*..............       500,000     502,500
                                                             -----------
        BUILDING-HEAVY CONSTRUCTION -- 0.1%
          Empresas ICA SAB de CV
           Company Guar. Notes
           8.88% due 05/29/2024*..............       225,000     231,188
                                                             -----------
        CABLE/SATELLITE TV -- 0.2%
          Numericable Group SA
           Senior Sec. Notes
           6.00% due 05/15/2022*..............     1,055,000   1,062,912
                                                             -----------
        CASINO HOTELS -- 0.2%
          Wynn Macau, Ltd.
           Senior Notes
           5.25% due 10/15/2021*..............     1,051,000   1,014,215
                                                             -----------

                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 2)
       -----------------------------------------------------------------
       CELLULAR TELECOM -- 0.1%
         America Movil SAB de CV
          Jr. Sub. Notes
          5.13% due 09/06/2073.................. EUR  300,000 $  408,660
         Mobile Telesystems OJSC via MTS
          International Funding, Ltd.
          Senior Notes
          5.00% due 05/30/2023..................      250,000    214,375
                                                              ----------
                                                                 623,035
                                                              ----------
       COAL -- 0.1%
         Indo Energy Finance BV
          Senior Sec. Notes
          7.00% due 05/07/2018..................      200,000    190,000
         PT Adaro Indonesia
          Company Guar. Notes
          7.63% due 10/22/2019..................      350,000    364,350
                                                              ----------
                                                                 554,350
                                                              ----------
       CRUISE LINES -- 0.3%
         Royal Caribbean Cruises, Ltd.
          Senior Notes
          5.25% due 11/15/2022..................    1,286,000  1,298,860
                                                              ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 0.9%
         Barclays PLC
          Sub. Notes
          4.38% due 09/11/2024..................      613,000    594,095
         Credit Suisse Group AG VRS
          Jr. Sub Notes
          6.25% due 12/18/2024*(8)..............      570,000    551,475
         Deutsche Bank AG
          Senior Notes
          1.35% due 05/30/2017..................    1,161,000  1,153,055
         Royal Bank of Scotland Group PLC
          Sub. Notes
          6.10% due 06/10/2023..................      430,000    454,035
         UBS AG
          Senior Notes
          1.38% due 08/14/2017..................      987,000    979,192
         UBS AG
          Sub. Notes
          5.13% due 05/15/2024..................      447,000    435,825
         UBS AG
          Sub. Notes
          7.63% due 08/17/2022..................      294,000    341,556
                                                              ----------
                                                               4,509,233
                                                              ----------
       DIVERSIFIED FINANCIAL SERVICES -- 0.2%
         Hyundai Capital Services, Inc.
          Senior Notes
          6.00% due 05/05/2015*.................      833,000    858,190
                                                              ----------
       DIVERSIFIED MANUFACTURING OPERATIONS -- 0.2%
         Bombardier, Inc.
          Senior Notes
          6.13% due 01/15/2023*.................      946,000    947,182
                                                              ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL      VALUE
               SECURITY DESCRIPTION                  AMOUNT**      (NOTE 2)
    -----------------------------------------------------------------------
    FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
    DIVERSIFIED MINERALS -- 0.6%
      Anglo American Capital PLC
       Company Guar. Notes
       4.13% due 04/15/2021*.....................   $     401,000 $  402,433
      FMG Resources August 2006 Pty, Ltd.
       Company Guar. Notes
       6.88% due 04/01/2022*.....................       1,750,000  1,780,625
      Volcan Cia Minera SAA
       Company Guar. Notes
       5.38% due 02/02/2022*.....................         610,000    603,900
                                                                  ----------
                                                                   2,786,958
                                                                  ----------
    DIVERSIFIED OPERATIONS -- 0.3%
      KOC Holding AS
       Senior Notes
       3.50% due 04/24/2020*.....................         650,000    615,116
      Tenedora Nemak SA de CV
       Senior Notes
       5.50% due 02/28/2023*.....................         650,000    666,250
                                                                  ----------
                                                                   1,281,366
                                                                  ----------
    ELECTRIC-DISTRIBUTION -- 0.0%
      State Grid Overseas Investment 2014, Ltd.
       Company Guar. Notes
       4.13% due 05/07/2024*.....................         200,000    205,053
                                                                  ----------
    ELECTRIC-GENERATION -- 0.1%
      Comision Federal de Electricidad
       Senior Notes
       4.88% due 05/26/2021......................         400,000    424,200
      Electricite de France SA
       Senior Notes
       6.00% due 01/22/2114*.....................         236,000    267,674
                                                                  ----------
                                                                     691,874
                                                                  ----------
    ELECTRIC-INTEGRATED -- 0.2%
      E.CL SA
       Senior Notes
       5.63% due 01/15/2021......................         550,000    602,279
      Empresas Publicas de Medellin ESP
       Senior Notes
       8.38% due 02/01/2021...................... COP 266,000,000    138,334
                                                                  ----------
                                                                     740,613
                                                                  ----------
    FINANCE-LEASING COMPANIES -- 0.6%
      AerCap Ireland Capital Ltd./AerCap Global
       Aviation Trust
       Company Guar. Notes
       3.75% due 05/15/2019*.....................         503,000    487,910
      Aircastle, Ltd.
       Senior Notes
       6.25% due 12/01/2019......................       1,800,000  1,894,500
      Fly Leasing, Ltd.
       Senior Notes
       6.75% due 12/15/2020......................         675,000    702,000
                                                                  ----------
                                                                   3,084,410
                                                                  ----------

                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION              AMOUNT**     (NOTE 2)
       ----------------------------------------------------------------
       FOOD-MEAT PRODUCTS -- 0.2%
         BRF SA
          Senior Notes
          3.95% due 05/22/2023*................   $   200,000 $  188,190
         BRF SA
          Senior Notes
          7.75% due 05/22/2018*................ BRL 1,000,000    357,471
         ESAL GmbH
          Company Guar. Notes
          6.25% due 02/05/2023*................       260,000    252,200
                                                              ----------
                                                                 797,861
                                                              ----------
       GAS-TRANSPORTATION -- 0.0%
         Transportadora de Gas del Peru SA
          Senior Notes
          4.25% due 04/30/2028*................       200,000    189,500
                                                              ----------
       GOLD MINING -- 0.4%
         AuRico Gold, Inc.
          Sec. Notes
          7.75% due 04/01/2020*................       766,000    766,000
         Gold Fields Orogen Holding BVI, Ltd.
          Company Guar. Notes
          4.88% due 10/07/2020.................       450,000    400,500
         Goldcorp, Inc.
          Senior Notes
          5.45% due 06/09/2044.................       337,000    349,688
         Kinross Gold Corp.
          Company Guar. Notes
          5.95% due 03/15/2024*................       175,000    178,006
         Polyus Gold International, Ltd.
          Company Guar. Notes
          5.63% due 04/29/2020*................       250,000    240,000
                                                              ----------
                                                               1,934,194
                                                              ----------
       HAZARDOUS WASTE DISPOSAL -- 0.4%
         Tervita Corp.
          Senior Sec. Notes
          8.00% due 11/15/2018*................     1,487,000  1,498,152
         Tervita Corp.
          Company Guar. Notes
          9.75% due 11/01/2019*................       700,000    675,500
                                                              ----------
                                                               2,173,652
                                                              ----------
       INDEPENDENT POWER PRODUCERS -- 0.1%
         PT Perusahaan Listrik Negara
          Senior Notes
          5.50% due 11/22/2021*................       500,000    521,250
                                                              ----------
       INSURANCE-LIFE/HEALTH -- 0.1%
         AIA Group, Ltd.
          Senior Notes
          2.25% due 03/11/2019*................       272,000    269,559
                                                              ----------
       MEDICAL-DRUGS -- 0.4%
         Grifols Worldwide Operations, Ltd.
          Senior Notes
          5.25% due 04/01/2022*................       600,000    592,500

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     MEDICAL-DRUGS (CONTINUED)
       Takeda Pharmaceutical Co., Ltd.
        Senior Notes
        1.63% due 03/17/2017*....................... $  989,000 $  993,465
       Valeant Pharmaceuticals International, Inc.
        Company Guar. Notes
        5.63% due 12/01/2021*.......................    562,000    559,893
                                                                ----------
                                                                 2,145,858
                                                                ----------
     MEDICAL-GENERIC DRUGS -- 0.0%
       Actavis Funding SCS
        Company Guar. Notes
        4.85% due 06/15/2044*.......................    173,000    162,532
                                                                ----------
     METAL-COPPER -- 0.1%
       First Quantum Minerals, Ltd.
        Company Guar. Notes
        7.25% due 05/15/2022*.......................    537,000    549,083
                                                                ----------
     METAL-DIVERSIFIED -- 0.2%
       Vedanta Resources PLC
        Senior Notes
        7.13% due 05/31/2023*.......................    370,000    379,712
       Vedanta Resources PLC
        Senior Notes
        8.25% due 06/07/2021........................    400,000    441,000
                                                                ----------
                                                                   820,712
                                                                ----------
     METAL-IRON -- 0.2%
       Samarco Mineracao SA
        Senior Notes
        4.13% due 11/01/2022*.......................    470,000    437,664
       Samarco Mineracao SA
        Senior Notes
        5.38% due 09/26/2024*.......................    357,000    352,609
       Vale SA
        Senior Notes
        5.63% due 09/11/2042........................    231,000    226,015
                                                                ----------
                                                                 1,016,288
                                                                ----------
     MINING SERVICES -- 0.2%
       Consolidated Minerals, Ltd.
        Senior Sec. Notes
        8.00% due 05/15/2020*.......................    974,000    818,160
                                                                ----------
     MUNICIPAL BONDS -- 0.1%
       City of Kyiv Via Kyiv Finance PLC
        Senior Notes
        9.38% due 07/11/2016*.......................    870,000    657,024
                                                                ----------
     OIL & GAS DRILLING -- 0.5%
       Ensco PLC
        Senior Notes
        4.50% due 10/01/2024........................    251,000    251,845
       Ensco PLC
        Senior Notes
        5.75% due 10/01/2044........................    258,000    261,549
       Pacific Drilling SA
        Senior Sec. Notes
        5.38% due 06/01/2020*.......................  1,050,000    960,750

                                                       PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                 AMOUNT**   (NOTE 2)
     ---------------------------------------------------------------------
     OIL & GAS DRILLING (CONTINUED)
       Transocean, Inc.
        Company Guar. Notes
        3.80% due 10/15/2022.......................... $443,000  $  406,581
       Transocean, Inc.
        Company Guar. Notes
        6.38% due 12/15/2021..........................  450,000     478,661
       Transocean, Inc.
        Company Guar. Notes
        7.50% due 04/15/2031..........................  280,000     292,759
                                                                 ----------
                                                                  2,652,145
                                                                 ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.9%
       Anadarko Finance Co.
        Company Guar. Notes
        7.50% due 05/01/2031..........................  566,000     766,548
       Baytex Energy Corp.
        Company Guar. Notes
        5.13% due 06/01/2021*.........................  675,000     658,125
       MEG Energy Corp.
        Company Guar. Notes
        6.38% due 01/30/2023*.........................  744,000     750,510
       MIE Holdings Corp.
        Company Guar. Notes
        7.50% due 04/25/2019*.........................  220,000     224,400
       PT Pertamina Persero
        Senior Notes
        4.88% due 05/03/2022*.........................  720,000     720,720
       Sinopec Group Overseas Development 2014, Ltd.
        Company Guar. Notes
        4.38% due 04/10/2024*.........................  300,000     307,927
       Talisman Energy, Inc.
        Senior Notes
        5.50% due 05/15/2042..........................  361,000     367,476
       Teine Energy, Ltd.
        Senior Notes
        6.88% due 09/30/2022*.........................  540,000     529,875
                                                                 ----------
                                                                  4,325,581
                                                                 ----------
     OIL COMPANIES-INTEGRATED -- 0.9%
       BP Capital Markets PLC
        Company Guar. Notes
        1.38% due 11/06/2017..........................  425,000     422,077
       BP Capital Markets PLC
        Company Guar. Notes
        2.25% due 11/01/2016..........................  511,000     524,146
       Ecopetrol SA
        Senior Notes
        4.13% due 01/16/2025..........................  170,000     164,475
       Pacific Rubiales Energy Corp.
        Company Guar. Notes
        5.13% due 03/28/2023..........................  500,000     477,650
       Petrobras Global Finance BV
        Company Guar. Notes
        7.25% due 03/17/2044..........................  240,000     259,354
       Petrobras International Finance Co.
        Company Guar. Notes
        5.38% due 01/27/2021..........................  400,000     404,328

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                            PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                      AMOUNT**   (NOTE 2)
-------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
OIL COMPANIES-INTEGRATED (CONTINUED)
  Petroleos de Venezuela SA
   Company Guar. Notes
   5.38% due 04/12/2027.................................... $350,000  $  173,600
  Petroleos de Venezuela SA
   Company Guar. Notes
   8.50% due 11/02/2017....................................  900,000     708,750
  Petroleos Mexicanos
   Company Guar. Notes
   5.50% due 06/27/2044....................................  542,000     552,948
  Petroleos Mexicanos
   Company Guar. Notes
   6.38% due 01/23/2045*...................................  355,000     401,434
  Petronas Capital, Ltd.
   Company Guar. Notes
   5.25% due 08/12/2019....................................  300,000     335,430
  Rosneft Oil Co. via Rosneft International Finance, Ltd.
   Senior Notes
   4.20% due 03/06/2022*...................................  200,000     171,000
                                                                      ----------
                                                                       4,595,192
                                                                      ----------
OIL REFINING & MARKETING -- 0.0%
  Thai Oil PCL
   Senior Notes
   3.63% due 01/23/2023*...................................  200,000     192,844
                                                                      ----------
PAPER & RELATED PRODUCTS -- 0.2%
  Celulosa Arauco y Constitucion SA
   Notes
   4.50% due 08/01/2024*...................................  200,000     194,930
  Inversiones CMPC SA
   Company Guar. Notes
   4.50% due 04/25/2022....................................  500,000     494,118
  Klabin Finance SA
   Company Guar. Notes
   5.25% due 07/16/2024*...................................  200,000     195,560
                                                                      ----------
                                                                         884,608
                                                                      ----------
PETROCHEMICALS -- 0.4%
  Alpek SAB de CV
   Company Guar. Notes
   5.38% due 08/08/2023*...................................  400,000     414,000
  Braskem Finance, Ltd.
   Company Guar. Notes
   5.75% due 04/15/2021....................................  400,000     409,200
  Mexichem SAB de CV
   Company Guar. Notes
   5.88% due 09/17/2044*...................................  440,000     427,900
  Mexichem SAB de CV
   Company Guar. Notes
   6.75% due 09/19/2042*...................................  559,000     598,409
                                                                      ----------
                                                                       1,849,509
                                                                      ----------
PIPELINES -- 0.1%
  Transportadora de Gas Internacional SA ESP
   Senior Notes
   5.70% due 03/20/2022*...................................  400,000     421,000
                                                                      ----------

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   ------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS -- 0.1%
     Trust F/1401
      Senior Notes
      5.25% due 12/15/2024*........................... $  400,000 $  416,000
                                                                  ----------
   REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.7%
     China Overseas Finance Cayman VI, Ltd.
      Company Guar. Notes
      4.25% due 05/08/2019............................    300,000    303,992
     Country Garden Holdings Co., Ltd.
      Company Guar. Notes
      7.25% due 04/04/2021*...........................    200,000    196,500
     Country Garden Holdings Co., Ltd.
      Company Guar. Notes
      7.50% due 01/10/2023*...........................    200,000    191,500
     Country Garden Holdings Co., Ltd.
      Company Guar. Notes
      11.13% due 02/23/2018...........................    410,000    442,308
     Kaisa Group Holdings, Ltd.
      Company Guar. Notes
      10.25% due 01/08/2020...........................    500,000    517,500
     Mattamy Group Corp.
      Senior Notes
      6.50% due 11/15/2020*...........................  1,325,000  1,321,688
     Shimao Property Holdings, Ltd.
      Company Guar. Notes
      6.63% due 01/14/2020............................    200,000    199,000
                                                                  ----------
                                                                   3,172,488
                                                                  ----------
   RETAIL-MAJOR DEPARTMENT STORES -- 0.1%
     LS Finance 2022, Ltd.
      Company Guar. Notes
      4.25% due 10/16/2022............................    500,000    488,732
                                                                  ----------
   RETAIL-RESTAURANTS -- 0.1%
     Arcos Dorados Holdings, Inc.
      Company Guar. Notes
      6.63% due 09/27/2023*...........................    325,000    322,563
                                                                  ----------
   SECURITY SERVICES -- 0.2%
     Garda World Security Corp.
      Company Guar. Notes
      7.25% due 11/15/2021*...........................  1,111,000  1,105,445
                                                                  ----------
   SPECIAL PURPOSE ENTITIES -- 0.1%
     Hellas Telecommunications Luxembourg II SCA FRS
      Sub. Notes
      6.03% due 01/15/2015*+(3)(4)(9)(10).............  1,330,000          0
     MAF Global Securities, Ltd.
      Company Guar. Notes
      5.25% due 07/05/2019............................    400,000    433,000
                                                                  ----------
                                                                     433,000
                                                                  ----------
   STEEL-PRODUCERS -- 0.3%
     ArcelorMittal
      Senior Notes
      6.75% due 02/25/2022............................    943,000  1,012,546

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                    PRINCIPAL      VALUE
               SECURITY DESCRIPTION                 AMOUNT**      (NOTE 2)
     ---------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     STEEL-PRODUCERS (CONTINUED)
       Severstal OAO Via Steel Capital SA
        Senior Notes
        5.90% due 10/17/2022....................        $200,000 $  191,500
       Severstal OAO Via Steel Capital SA
        Senior Notes
        5.90% due 10/17/2022*...................         200,000    191,500
                                                                 ----------
                                                                  1,395,546
                                                                 ----------
     STEEL-SPECIALTY -- 0.0%
       GTL Trade Finance, Inc.
        Company Guar. Notes
        7.25% due 04/16/2044*...................         200,000    203,000
                                                                 ----------
     SUGAR -- 0.1%
       Cosan Luxembourg SA
        Company Guar. Notes
        9.50% due 03/14/2018*................... BRL   1,590,000    581,371
                                                                 ----------
     SUPRANATIONAL BANKS -- 0.2%
       International Bank for Reconstruction & Development
        Senior Notes
        3.63% due 02/20/2018.................... NZD     750,000    573,319
       North American Development Bank
        Senior Notes
        2.30% due 10/10/2018....................         584,000    589,322
                                                                 ----------
                                                                  1,162,641
                                                                 ----------
     TELECOM SERVICES -- 0.7%
       Altice Financing SA
        Senior Sec. Notes
        6.50% due 01/15/2022*...................         918,000    940,950
       Altice SA
        Senior Sec. Notes
        7.75% due 05/15/2022*...................       1,661,000  1,714,982
       UPCB Finance III, Ltd.
        Senior Sec. Notes
        6.63% due 07/01/2020*...................         900,000    940,590
                                                                 ----------
                                                                  3,596,522
                                                                 ----------
     TELEPHONE-INTEGRATED -- 0.6%
       Empresa de Telecomunicaciones de Bogota
        Senior Notes
        7.00% due 01/17/2023*................... COP 640,000,000    295,475
       Oi SA
        Senior Notes
        9.75% due 09/15/2016*................... BRL     575,000    213,956
       Telecom Italia Capital SA
        Company Guar. Notes
        7.18% due 06/18/2019....................         463,000    523,190
       Telecom Italia Capital SA
        Company Guar. Notes
        7.72% due 06/04/2038....................         848,000    954,000
       Telefonica Chile SA
        Senior Notes
        3.88% due 10/12/2022....................         700,000    688,493

                                                  PRINCIPAL   VALUE
                  SECURITY DESCRIPTION            AMOUNT**   (NOTE 2)
         -------------------------------------------------------------
         TELEPHONE-INTEGRATED (CONTINUED)
           Virgin Media Finance PLC
            Senior Notes
            6.00% due 10/15/2024*................ $324,000  $   324,405
                                                            -----------
                                                              2,999,519
                                                            -----------
         TRANSPORT-RAIL -- 0.1%
           Russian Railways via RZD Capital PLC
            Senior Notes
            5.70% due 04/05/2022.................  400,000      396,108
                                                            -----------
         TRANSPORT-SERVICES -- 0.1%
           Transnet SOC, Ltd.
            Senior Notes
            4.00% due 07/26/2022*................  600,000      564,870
                                                            -----------
         TOTAL FOREIGN CORPORATE BONDS & NOTES
            (cost $93,527,875)...................            89,600,552
                                                            -----------
         FOREIGN GOVERNMENT OBLIGATIONS -- 13.5%
         ELECTRIC-DISTRIBUTION -- 0.1%
           Hydro-Quebec
            Government Guar. Notes
            1.38% due 06/19/2017.................  527,000      529,873
                                                            -----------
         REGIONAL AUTHORITY -- 0.1%
           Province of British Columbia
            Senior Notes
            2.85% due 06/15/2015.................  612,000      623,175
                                                            -----------
         SOVEREIGN -- 13.3%
           Arab Republic of Egypt
            Senior Notes
            6.88% due 04/30/2040.................  380,000      378,100
           Bolivarian Republic of Venezuela
            Senior Notes
            9.00% due 05/07/2023.................  370,000      249,750
           Bolivarian Republic of Venezuela
            Senior Notes
            9.38% due 01/13/2034.................  278,000      183,480
           Bolivarian Republic of Venezuela
            Senior Notes
            11.75% due 10/21/2026................  560,000      432,880
           Bolivarian Republic of Venezuela
            Senior Notes
            11.95% due 08/05/2031................  555,000      425,963
           Bolivarian Republic of Venezuela
            Senior Notes
            12.75% due 08/23/2022................  790,000      657,675
           Commonwealth of Jamaica
            Senior Notes
            8.00% due 06/24/2019.................  160,000      172,000
           Commonwealth of Jamaica
            Senior Notes
            8.00% due 03/15/2039.................  250,000      243,750
           Commonwealth of the Bahamas
            Senior Notes
            5.75% due 01/16/2024*................  240,000      252,600

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                               PRINCIPAL     VALUE
                SECURITY DESCRIPTION           AMOUNT**     (NOTE 2)
           ---------------------------------------------------------
           FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
           SOVEREIGN (CONTINUED)
             Dominican Republic
              Senior Notes
              5.88% due 04/18/2024*.........   $   370,000 $  381,100
             Dominican Republic
              Senior Notes
              5.88% due 04/18/2024..........       380,000    391,400
             Dominican Republic
              Senior Notes
              6.60% due 01/28/2024*.........       260,000    278,850
             Dominican Republic
              Senior Notes
              8.63% due 04/20/2027..........       600,000    726,000
             Federation of Malaysia
              Senior Notes
              3.48% due 03/15/2023.......... MYR 2,150,000    636,743
             Federative Republic of Brazil
              Senior Notes
              5.00% due 01/27/2045..........       833,000    783,020
             Gabonese Republic
              Bonds
              8.20% due 12/12/2017..........       614,000    692,285
             Government of Canada
              Senior Notes
              0.88% due 02/14/2017..........       527,000    526,160
             Government of Canada
              Bonds
              5.75% due 06/01/2029.......... CAD 1,560,000  1,963,891
             Government of Malaysia
              Senior Notes
              3.31% due 10/31/2017.......... MYR 7,100,000  2,148,156
             Government of New Zealand
              Senior Notes
              6.00% due 04/15/2015.......... NZD 3,030,000  2,396,166
             Islamic Republic of Pakistan
              Senior Notes
              8.25% due 04/15/2024..........       750,000    750,000
             Kingdom of Bahrain
              Bonds
              6.00% due 09/19/2044*.........       710,000    715,325
             Kingdom of Bahrain
              Senior Notes
              6.13% due 08/01/2023*.........       821,000    917,467
             Kingdom of Morocco
              Senior Notes
              4.25% due 12/11/2022..........       400,000    397,080
             Kingdom of Morocco
              Senior Notes
              4.25% due 12/11/2022*.........       598,000    593,635
             Kingdom of Norway
              Bonds
              3.75% due 05/25/2021.......... NOK 7,620,000  1,316,775
             Kingdom of Spain
              Senior Notes
              4.40% due 10/31/2023*......... EUR 2,180,000  3,312,208
             Lebanese Republic
              Senior Notes
              4.00% due 12/31/2017..........       372,750    370,886

                                                PRINCIPAL   VALUE
                  SECURITY DESCRIPTION          AMOUNT**   (NOTE 2)
            ------------------------------------------------------
            SOVEREIGN (CONTINUED)
              Lebanese Republic
               Senior Notes
               6.60% due 11/27/2026...........   $ 750,000 $765,000
              Lebanese Republic
               Senior Notes
               8.25% due 04/12/2021...........     350,000  402,080
              Oriental Republic of Uruguay
               Senior Notes
               4.50% due 08/14/2024...........     323,000  338,343
              Perusahaan Penerbit SBSN
               Senior Notes
               3.30% due 11/21/2022*..........     950,000  874,000
              Plurinational State of Bolivia
               Senior Notes
               5.95% due 08/22/2023*..........     280,000  299,600
              Republic of Austria
               Senior Notes
               4.15% due 03/15/2037*.......... EUR 310,000  554,370
              Republic of Colombia
               Senior Notes
               2.63% due 03/15/2023...........     200,000  184,000
              Republic of Costa Rica
               Senior Notes
               4.25% due 01/26/2023...........     830,000  765,675
              Republic of Costa Rica
               Senior Notes
               7.00% due 04/04/2044*..........     500,000  502,500
              Republic of Croatia
               Senior Notes
               5.50% due 04/04/2023*..........     426,000  438,780
              Republic of Croatia
               Senior Notes
               6.38% due 03/24/2021...........     200,000  217,000
              Republic of El Salvador
               Senior Notes
               5.88% due 01/30/2025...........     800,000  786,000
              Republic of El Salvador
               Notes
               6.38% due 01/18/2027*..........     300,000  300,000
              Republic of El Salvador
               Senior Notes
               7.63% due 02/01/2041...........     740,000  778,850
              Republic of Ghana
               Notes
               7.88% due 08/07/2023*..........     473,000  474,183
              Republic of Guatemala
               Senior Notes
               4.88% due 02/13/2028...........     400,000  407,000
              Republic of Guatemala
               Senior Notes
               5.75% due 06/06/2022...........     700,000  771,750
              Republic of Hungary
               Senior Notes
               4.00% due 03/25/2019...........     350,000  357,000
              Republic of Hungary
               Senior Notes
               5.38% due 03/25/2024...........     330,000  348,150

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                             PRINCIPAL      VALUE
                 SECURITY DESCRIPTION        AMOUNT**      (NOTE 2)
               -----------------------------------------------------
               FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
               SOVEREIGN (CONTINUED)
                 Republic of Hungary
                  Senior Notes
                  5.75% due 11/22/2023....   $   970,000  $1,051,237
                 Republic of Hungary
                  Senior Notes
                  7.63% due 03/29/2041....       732,000     933,300
                 Republic of Indonesia
                  Senior Notes
                  5.25% due 01/17/2042....       500,000     481,875
                 Republic of Indonesia
                  Senior Notes
                  5.88% due 01/15/2024*...       430,000     474,075
                 Republic of Indonesia
                  Senior Notes
                  6.63% due 02/17/2037....       117,000     132,210
                 Republic of Italy
                  Bonds
                  5.00% due 03/01/2022.... EUR   960,000   1,477,296
                 Republic of Latvia
                  Senior Notes
                  5.25% due 06/16/2021....       700,000     777,434
                 Republic of Lithuania
                  Senior Notes
                  5.13% due 09/14/2017....       200,000     218,750
                 Republic of Lithuania
                  Senior Notes
                  6.75% due 01/15/2015....       429,000     436,237
                 Republic of Lithuania
                  Senior Notes
                  7.38% due 02/11/2020....       600,000     723,000
                 Republic of Panama
                  Senior Notes
                  4.30% due 04/29/2053....       430,000     370,875
                 Republic of Panama
                  Senior Notes
                  5.20% due 01/30/2020....       670,000     737,000
                 Republic of Panama
                  Senior Notes
                  6.70% due 01/26/2036....       670,000     822,425
                 Republic of Paraguay
                  Notes
                  6.10% due 08/11/2044*...       260,000     274,300
                 Republic of Peru
                  Senior Notes
                  7.13% due 03/30/2019....       135,000     160,650
                 Republic of Peru
                  Senior Notes
                  8.20% due 08/12/2026.... PEN 2,700,000   1,111,415
                 Republic of Peru
                  Senior Notes
                  8.38% due 05/03/2016....       384,000     425,664
                 Republic of Poland
                  Bonds
                  4.00% due 10/25/2023.... PLN 7,200,000   2,347,549
                 Republic of Poland
                  Senior Notes
                  5.00% due 03/23/2022....       625,000     686,719

                                               PRINCIPAL     VALUE
                SECURITY DESCRIPTION           AMOUNT**     (NOTE 2)
           ---------------------------------------------------------
           SOVEREIGN (CONTINUED)
             Republic of Poland
              Senior Notes
              5.13% due 04/21/2021..........   $    50,000 $   55,673
             Republic of Poland
              Bonds
              5.25% due 10/25/2020.......... PLN 3,750,000  1,301,634
             Republic of Portugal
              Notes
              5.13% due 10/15/2024*.........       641,000    664,089
             Republic of Serbia
              Senior Notes
              5.25% due 11/21/2017..........       720,000    739,800
             Republic of Serbia
              Senior Notes
              7.25% due 09/28/2021..........       650,000    725,159
             Republic of South Africa
              Senior Notes
              4.67% due 01/17/2024..........       878,000    884,585
             Republic of South Africa
              Senior Notes
              5.38% due 07/24/2044..........       330,000    327,525
             Republic of South Africa
              Senior Notes
              5.88% due 09/16/2025..........       600,000    660,000
             Republic of South Africa
              Senior Notes
              6.25% due 03/08/2041..........       682,000    773,217
             Republic of Sri Lanka
              Senior Notes
              5.88% due 07/25/2022*.........       200,000    206,000
             Republic of the Philippines
              Senior Notes
              4.00% due 01/15/2021..........       330,000    347,738
             Republic of the Philippines
              Senior Notes
              6.50% due 01/20/2020..........       325,000    383,094
             Republic of the Philippines
              Senior Notes
              8.38% due 06/17/2019..........       100,000    125,250
             Republic of the Philippines
              Senior Notes
              10.63% due 03/16/2025.........       341,000    535,370
             Republic of Trinidad & Tobago
              Notes
              4.38% due 01/16/2024*.........       300,000    324,750
             Republic of Turkey
              Senior Notes
              3.25% due 03/23/2023..........       240,000    216,000
             Republic of Turkey
              Senior Notes
              4.88% due 04/16/2043..........       330,000    297,660
             Republic of Turkey
              Senior Notes
              6.00% due 01/14/2041..........       850,000    879,750
             Republic of Turkey
              Notes
              6.63% due 02/17/2045..........       700,000    783,125

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                PRINCIPAL      VALUE
                SECURITY DESCRIPTION            AMOUNT**      (NOTE 2)
        ----------------------------------------------------------------
        FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
        SOVEREIGN (CONTINUED)
          Republic of Turkey
           Bonds
           9.50% due 01/12/2022.............. TRY  1,600,000 $   695,087
          Republic of Ukraine
           Senior Notes
           7.80% due 11/28/2022..............        596,000     509,699
          Republic of Venezuela
           Senior Notes
           7.00% due 12/01/2018..............        450,000     318,375
          Republic of Zambia
           Notes
           5.38% due 09/20/2022..............        410,000     389,500
          Russian Federation
           Senior Notes
           5.88% due 09/16/2043*.............        600,000     612,000
          Russian Federation
           Senior Notes
           7.50% due 03/31/2030(5)...........        451,950     506,288
          Slovak Republic
           Senior Notes
           4.38% due 05/21/2022..............        610,000     650,266
          United Kingdom Gilt Treasury
           Bonds
           4.75% due 03/07/2020.............. GBP  1,420,000   2,647,016
          United Mexican States
           Senior Notes
           2.75% due 04/22/2023.............. EUR    200,000     264,862
          United Mexican States
           Senior Notes
           3.50% due 01/21/2021..............        444,000     449,952
          United Mexican States
           Senior Notes
           4.75% due 03/08/2044..............        592,000     587,560
          United Mexican States
           Senior Notes
           5.63% due 01/15/2017..............        430,000     469,345
          United Mexican States
           Bonds
           10.00% due 12/05/2024............. MXN 10,700,000   1,028,703
                                                             -----------
                                                              64,858,709
                                                             -----------
        TOTAL FOREIGN GOVERNMENT OBLIGATIONS
           (cost $67,000,303)................                 66,011,757
                                                             -----------
        U.S. GOVERNMENT AGENCIES -- 3.6%
        FEDERAL HOME LOAN MTG. CORP. -- 1.1%
           1.86% due 02/01/2037 FRS..........         33,046      34,838
           2.50% due 01/01/2028..............        402,773     406,869
           2.50% due 04/01/2028..............        128,415     129,959
           3.00% due 08/01/2043..............      1,255,154   1,240,974
           3.50% due 03/01/2042..............        509,470     520,637
           3.50% due 04/01/2042..............        521,284     532,710
           3.50% due 09/01/2043..............        559,722     573,265
           4.00% due 09/01/2040..............        420,089     442,876
           4.50% due 02/01/2020..............         19,112      20,165
           4.50% due 08/01/2020..............         41,950      44,272
           4.50% due 01/01/2039..............         48,952      52,820

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    FEDERAL HOME LOAN MTG. CORP. (CONTINUED)
       4.50% due 12/01/2039........................... $   23,716 $   25,590
       5.00% due 02/01/2034...........................     51,128     56,475
       5.00% due 05/01/2034...........................     64,045     71,430
       5.00% due 03/01/2039...........................    132,591    145,913
       5.00% due 07/01/2040...........................    390,776    432,271
       5.50% due 05/01/2037...........................    146,326    162,925
       6.00% due 03/01/2040...........................    114,856    129,528
       6.50% due 02/01/2035...........................     41,554     47,272
      Federal Home Loan Mtg. Corp. REMIC FRS
       Series 3572, Class JS
       6.65% due 09/15/2039(1)(11)....................  1,161,917    190,267
       Series 41, Class F
       10.00% due 05/15/2020(1).......................        486        497
       Series 1103, Class N
       11.57% due 06/15/2021(1)(11)...................      1,038        170
       Series 3964, Class MD
       2.00% due 01/15/2041...........................     20,504     19,874
      Federal Home Loan Mtg. Corp. Structured Agency
       Credit Risk FRS
       Series 2014-DN2, Class M2
       1.80% due 04/25/2024(1)........................     75,000     72,842
                                                                  ----------
                                                                   5,354,439
                                                                  ----------
    FEDERAL NATIONAL MTG. ASSOC. -- 2.4%
       2.13% due 05/01/2037 FRS.......................     62,885     66,877
       3.00% due 10/01/2027...........................    445,715    460,457
       3.00% due 11/01/2027...........................    511,503    528,650
       3.00% due 03/01/2042...........................     78,110     77,229
       3.00% due 12/01/2042...........................    204,441    202,526
       3.00% due 05/01/2043...........................  1,116,635  1,102,711
       3.00% due December TBA.........................    650,000    640,758
       3.50% due 08/01/2026...........................    213,886    225,253
       3.50% due 08/01/2027...........................    261,774    275,795
       3.50% due 10/01/2028...........................     68,403     72,228
       3.50% due 02/01/2043...........................    178,709    183,787
       3.50% due October TBA..........................  1,229,000  1,256,172
       3.52% due 10/01/2040 FRS.......................     75,197     80,387
       4.00% due 11/01/2025...........................    318,679    340,308
       4.00% due 04/01/2039...........................    272,897    287,982
       4.00% due 06/01/2039...........................    538,716    571,982
       4.00% due 09/01/2040...........................    488,619    515,628
       4.00% due 10/01/2040...........................    559,174    590,084
       4.00% due 11/01/2041...........................    449,702    474,561
       4.00% due 12/01/2043...........................     15,273     16,198
       4.00% due October TBA..........................    192,000    202,332
       4.50% due 06/01/2019...........................     47,191     49,925
       4.50% due 11/01/2022...........................    103,072    109,712
       4.50% due 06/01/2023...........................     48,317     51,927
       4.50% due 01/01/2039...........................    555,066    599,208
       4.50% due October TBA..........................  1,120,000  1,208,375
       5.00% due 06/01/2019...........................     34,449     36,714
       5.00% due 01/01/2023...........................     23,390     25,294
       5.00% due 03/01/2034...........................     48,640     53,793
       5.00% due 05/01/2035...........................     28,823     31,872
       5.00% due 05/01/2040...........................    198,279    219,682
       5.00% due 07/01/2040...........................    500,470    552,819
       5.50% due 06/01/2038...........................     72,566     81,367

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    U.S. GOVERNMENT AGENCIES (CONTINUED)
    FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
       6.00% due 02/01/2032......................... $     5,541 $     6,257
       6.00% due 05/01/2034.........................       3,737       4,257
       6.00% due 10/01/2034.........................      22,974      25,938
       6.00% due 10/01/2037.........................      48,611      54,884
       6.50% due 10/01/2038.........................     185,873     211,636
       7.50% due 01/01/2030.........................       1,520       1,577
       8.00% due 11/01/2028.........................       6,323       7,210
      Fannie Mae Connecticut Avenue Securities FRS
       Series 2014-C02 2M1
       1.10% due 05/25/2014(1)......................     103,990     102,461
       Series 2014-C01, Class M1
       1.75% due 01/25/2024(1)......................      61,172      61,269
       Series 2013-C01, Class M1
       2.15% due 10/25/2024(1)......................     186,398     188,381
      Federal National Mtg. Assoc., REMIC
       Series 2011-117, Class MA
       2.00% due 08/25/2040(1)......................     162,250     161,294
       Series 1989-2, Class D
       8.80% due 01/25/2019(1)......................       8,873       9,722
                                                                 -----------
                                                                  12,027,479
                                                                 -----------
    TENNESSEE VALLEY AUTHORITY -- 0.1%
       1.75% due 10/15/2018.........................     335,000     335,287
                                                                 -----------
    TOTAL U.S. GOVERNMENT AGENCIES
       (cost $17,330,688)...........................              17,717,205
                                                                 -----------
    U.S. GOVERNMENT TREASURIES -- 8.8%
    UNITED STATES TREASURY BONDS -- 1.1%
       3.38% due 05/15/2044.........................     951,000     981,908
       3.63% due 02/15/2044.........................   2,335,000   2,523,259
       4.50% due 02/15/2036.........................   1,650,000   2,036,461
                                                                 -----------
                                                                   5,541,628
                                                                 -----------
    UNITED STATES TREASURY NOTES -- 7.7%
       0.07% due 01/31/2016 FRS.....................   1,940,000   1,940,394
       0.13% due 04/15/2018 TIPS(12)................   1,324,424   1,334,978
       0.25% due 05/31/2015.........................   3,632,000   3,636,540
       0.25% due 10/31/2015.........................     217,000     217,237
       0.38% due 01/31/2016.........................   1,500,000   1,502,168
       0.38% due 02/15/2016.........................   2,300,000   2,302,875
       0.63% due 05/31/2017.........................   2,936,000   2,910,539
       0.63% due 09/30/2017.........................   1,954,000   1,925,300
       1.00% due 08/31/2016.........................   2,126,000   2,143,274
       1.50% due 07/31/2016.........................  10,650,000  10,839,282
       1.63% due 04/30/2019.........................   8,000,000   7,970,000
       2.38% due 08/15/2024.........................     959,000     947,912
                                                                 -----------
                                                                  37,670,499
                                                                 -----------
    TOTAL U.S. GOVERNMENT TREASURIES
       (cost $43,309,008)...........................              43,212,127
                                                                 -----------
    LOANS(13)(14) -- 1.9%
    AEROSPACE/DEFENSE -- 0.1%
      SI Organization, Inc. FRS
       BTL-Delayed Draw
       due 07/15/2015(16)...........................      69,092      69,322

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   ------------------------------------------------------------------------
   AEROSPACE/DEFENSE (CONTINUED)
     SI Organization, Inc. FRS
      BTL
      5.75% due 11/23/2019............................ $  521,027 $  522,763
                                                                  ----------
                                                                     592,085
                                                                  ----------
   COMPUTER SERVICES -- 0.2%
     Sungard Availability Services Capital, Inc. FRS
      BTL
      6.00% due 03/31/2019............................  1,075,676    990,518
                                                                  ----------
   COMPUTER SOFTWARE -- 0.3%
     Vertafore, Inc. FRS
      BTL-1st Lien
      4.25% due 10/03/2019............................  1,454,340  1,440,524
                                                                  ----------
   ELECTRIC-DISTRIBUTION -- 0.3%
     Cedar Bay Generating Co. LP FRS
      BTL
      6.25% due 04/23/2020............................  1,394,472  1,394,472
                                                                  ----------
   MEDICAL-DRUGS -- 0.4%
     Auxilium Pharmaceuticals, Inc. FRS
      BTL
      6.25% due 04/26/2017............................  1,967,344  1,967,344
                                                                  ----------
   MEDICAL-HOSPITALS -- 0.2%
     Ardent Medical Services, Inc. FRS
      BTL
      6.75% due 07/02/2018............................  1,144,346  1,145,062
                                                                  ----------
   OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.2%
     American Energy-Marcellus LLC FRS
      BTL-2nd Lien
      8.50% due 07/09/2021............................    199,129    197,386
     Sabine Oil & Gas LLC FRS
      BTL
      8.75% due 12/31/2018............................    647,315    645,697
                                                                  ----------
                                                                     843,083
                                                                  ----------
   SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.2%
     SunEdison Semiconductor, Inc. FRS
      BTL
      6.50% due 05/22/2019............................    834,146    829,454
                                                                  ----------
   TOTAL LOANS
      (cost $9,277,958)...............................             9,202,542
                                                                  ----------
   MUNICIPAL BONDS & NOTES -- 0.4%
     Ohio State University
      Revenue Bonds
      Series A
      4.80% due 06/01/2111............................    616,000    639,876
     Port Authority of New York & New Jersey
      Revenue Bonds
      Series 174
      4.46% due 10/01/2062............................    353,000    387,665
     Port Authority of New York & New Jersey
      Revenue Bonds
      Series 168
      4.93% due 10/01/2051............................    725,000    722,781
                                                                  ----------
   TOTAL MUNICIPAL BONDS & NOTES
      (cost $1,687,980)...............................             1,750,322
                                                                  ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                   SHARES/
                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        COMMON STOCKS -- 0.1%
        POWER CONVERTER/SUPPLY EQUIPMENT -- 0.0%
          TPT Acquisition, Inc.+(3)(4)...........     10,910 $  163,650
                                                             ----------
        TELEVISION -- 0.1%
          ION Media Networks, Inc.+(3)(4)........        655    326,190
                                                             ----------
        TOTAL COMMON STOCKS
           (cost $163,656).......................               489,840
                                                             ----------
        PREFERRED SECURITIES -- 0.4%
        DIVERSIFIED BANKING INSTITUTIONS -- 0.2%
          Citigroup, Inc.
           Series J
           7.13%.................................     31,375    838,654
                                                             ----------
        ELECTRIC-INTEGRATED -- 0.1%
          Entergy Louisiana LLC
           4.70%.................................     12,300    268,386
                                                             ----------
        SOVEREIGN AGENCY -- 0.0%
          Federal Home Loan Mtg. Corp. FRS
           Series Z
           8.38%.................................     11,300    116,390
                                                             ----------
        TELECOM SERVICES -- 0.1%
          Qwest Corp.
           6.13%.................................     23,325    541,606
                                                             ----------
        TOTAL PREFERRED SECURITIES
           (cost $1,849,397).....................             1,765,036
                                                             ----------
        PREFERRED SECURITIES/CAPITAL SECURITIES -- 2.8%
        BANKS-COMMERCIAL -- 0.3%
          Nordea Bank AB
           Jr. Sub. Notes
           5.50% due 09/23/2019*(8).............. $  607,000    596,377
          Nordea Bank AB
           Jr. Sub. Notes
           6.13% due 09/23/2024*(8)..............    316,000    309,680
          Zions Bancorporation FRS
           Series I
           5.80% due 06/15/2023(8)...............    481,000    459,355
                                                             ----------
                                                              1,365,412
                                                             ----------
        BANKS-SUPER REGIONAL -- 0.2%
          Fifth Third Bancorp FRS
           Series J
           4.90% due 09/30/2019(8)...............    560,000    548,016
          Wells Fargo Capital X
           5.95% due 12/01/2086..................    223,000    229,133
                                                             ----------
                                                                777,149
                                                             ----------
        DIVERSIFIED BANKING INSTITUTIONS -- 1.0%
          BAC Capital Trust XIII FRS
           Series F
           4.00% due 11/21/2014(8)...............  1,070,000    872,050

                                                     PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT**     (NOTE 2)
   ------------------------------------------------------------------------
   DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
     Credit Agricole SA
      6.63% due 09/23/2019*(8)...................... $  524,000 $    499,648
     Credit Suisse Group AG VRS
      7.50% due 12/11/2023*(8)......................    505,000      530,250
     JPMorgan Chase & Co. FRS
      Series V
      5.00% due 07/01/2019(8).......................    444,000      432,811
     JPMorgan Chase & Co. FRS
      Series U
      6.13% due 04/30/2024(8).......................  1,197,000    1,184,431
     JPMorgan Chase & Co. FRS
      Series 1
      7.90% due 04/30/2018(8).......................    654,000      707,955
     Societe Generale SA VRS
      6.00% due 01/27/2020*(8)......................    915,000      838,049
                                                                ------------
                                                                   5,065,194
                                                                ------------
   ELECTRIC-INTEGRATED -- 0.1%
     Dominion Resources, Inc. FRS
      1.00% due 10/01/2054..........................    315,000      318,601
                                                                ------------
   FINANCE-INVESTMENT BANKER/BROKER -- 0.0%
     Lehman Brothers Holdings Capital Trust VII
      Escrow Security
      5.86% due 10/30/2014+(3)......................    222,000           22
                                                                ------------
   FINANCE-OTHER SERVICES -- 0.1%
     National Rural Utilities Cooperative Finance
      Corp. FRS
      4.75% due 04/30/2043..........................    547,000      540,846
                                                                ------------
   FINANCIAL GUARANTEE INSURANCE -- 0.3%
     Assured Guaranty Municipal Holdings, Inc. FRS
      Company Guar. Notes
      6.40% due 12/15/2066*.........................  1,880,000    1,673,200
                                                                ------------
   FOOD-DAIRY PRODUCTS -- 0.3%
     Land O'Lakes Capital Trust I
      7.45% due 03/15/2028*.........................  1,450,000    1,493,500
                                                                ------------
   INSURANCE-LIFE/HEALTH -- 0.2%
     Prudential Financial, Inc. FRS
      5.63% due 06/15/2043..........................  1,038,000    1,081,804
                                                                ------------
   INSURANCE-MULTI-LINE -- 0.1%
     MetLife, Inc.
      6.40% due 12/15/2066..........................    533,000      594,295
                                                                ------------
   TOOLS-HAND HELD -- 0.2%
     Stanley Black & Decker, Inc. FRS
      5.75% due 12/15/2053..........................    865,000      936,362
                                                                ------------
   TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
      (cost $13,108,022)............................              13,846,385
                                                                ------------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $483,722,564)...........................             476,902,193
                                                                ------------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL     VALUE
                SECURITY DESCRIPTION             AMOUNT**     (NOTE 2)
        ---------------------------------------------------------------
        SHORT-TERM INVESTMENT SECURITIES -- 1.2%
        TIME DEPOSITS -- 1.2%
          Euro Time Deposit with State Street
           Bank and Trust Co.
           0.01% due 11/03/2014
           (cost $6,005,000)................... $6,005,000  $  6,005,000
                                                            ------------
        REPURCHASE AGREEMENT -- 0.7%
          State Street Bank and Trust Co.
           Joint Repurchase Agreement(15)
           (cost $3,605,000)...................  3,605,000     3,605,000
                                                            ------------
        TOTAL INVESTMENTS --
           (cost $493,332,564)(17).............       99.4%  486,512,193
        Other assets less liabilities..........        0.6     2,893,335
                                                ----------  ------------
        NET ASSETS --                                100.0% $489,405,528
                                                ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $150,447,552 representing 30.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   Denominated in United States Dollars unless otherwise indicated.
+    Non-income producing security
(1)  Collateralized Mortgage Obligation
(2)  Commercial Mortgage Backed Security
(3) Illiquid security. At September 30, 2014, the aggregate value of these securities was $605,896 representing 0.1% of net assets.
(4) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(6)  Company has filed for Chapter 7 bankruptcy.
(7)  Security in default of interest and principal at maturity.
(8)  Perpetual maturity--maturity date reflects the next call date.
(9)  Security in default of interest.
(10) Company has filed for bankruptcy protection in the country of issuance.
(11) Interest Only
(12) Principal amount of security is adjusted for inflation.

(13) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(15) See Note 2 for details of Joint Repurchase Agreement.
(16) All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 11.
(17) See Note 5 for cost of investments on a tax basis.
BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS --Treasury Inflation Protected Securities
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on the FRS and VRS are the current rates at September 30, 2014 and unless noted otherwise the dates are the original maturity dates.

BRL --Brazilian Real
CAD --Canadian Dollar
COP --Columbian Peso
EUR --Euro
GBP --British Pound
MXN --Mexican Peso
MYR --Malaysian Ringgit
NOK --Norwegian Krone
NZD --New Zealand Dollar
PEN --Peruvian Nuevo Sol
PLN --Polish Zloty
TRY --Turkish Lira

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014 (see Note 2):

                                            LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                           --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Asset Backed Securities..................      $       --         $  4,435,634           $     --        $  4,435,634
  U.S. Corporate Bonds & Notes:
   Electric-Generation.....................              --              991,950            236,640           1,228,590
   Gambling (Non-Hotel)....................              --                   --            115,846             115,846
   Metal-Aluminum..........................              --            1,193,548                124           1,193,672
   Oil Companies-Exploration & Production..              --           26,356,932                 --          26,356,932
   Rubber/Plastic Products.................              --                   --                  0                   0
   Other Industries*.......................              --          199,975,753                 --         199,975,753
  Foreign Corporate Bonds & Notes:
   Special Purpose Entities................              --              433,000                  0             433,000
   Other Industries*.......................              --           89,167,552                 --          89,167,552
  Foreign Government Obligations:
   Sovereign...............................              --           64,858,709                 --          64,858,709
   Other Foreign Government Obligations*...              --            1,153,048                 --           1,153,048
  U.S. Government Agencies.................              --           17,717,205                 --          17,717,205
  U.S. Government Treasuries:
   United States Treasury Bonds............              --            5,541,628                 --           5,541,628
   United States Treasury Notes............              --           37,670,499                 --          37,670,499
  Loans....................................              --            9,202,542                 --           9,202,542
  Municipal Bonds & Notes..................              --            1,750,322                 --           1,750,322
  Common Stocks............................              --                   --            489,840             489,840
  Preferred Securities.....................       1,765,036                   --                 --           1,765,036
  Preferred Securities/Capital Securities..              --           13,846,385                 --          13,846,385
Short-Term Investment Securities:
  Time Deposits............................              --            6,005,000                 --           6,005,000
Repurchase Agreement.......................              --            3,605,000                 --           3,605,000
                                                 ----------         ------------           --------        ------------
Total......................................      $1,765,036         $483,904,707           $842,450        $486,512,193
                                                 ==========         ============           ========        ============

--------
* Sum of all other industries or government obligations each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government obligation classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2014 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  Cellular Telecom....................... 7.3%
                  Medical-Hospitals...................... 6.5
                  Oil Companies-Exploration & Production. 6.4
                  Cable/Satellite TV..................... 5.8
                  Diversified Banking Institutions....... 4.6
                  Building-Residential/Commercial........ 3.2
                  Data Processing/Management............. 3.2
                  Steel-Producers........................ 2.9
                  Telephone-Integrated................... 2.8
                  Electric-Integrated.................... 2.4
                  Satellite Telecom...................... 2.3
                  Medical-Drugs.......................... 2.2
                  Auto-Cars/Light Trucks................. 2.0
                  Publishing-Newspapers.................. 2.0
                  Telecom Services....................... 1.9
                  Repurchase Agreements.................. 1.8
                  Entertainment Software................. 1.7
                  Enterprise Software/Service............ 1.7
                  Food-Misc./Diversified................. 1.6
                  Chemicals-Diversified.................. 1.5
                  Electronic Components-Semiconductors... 1.5
                  Machinery-General Industrial........... 1.4
                  Television............................. 1.4
                  Telecommunication Equipment............ 1.4
                  Finance-Other Services................. 1.3
                  Pipelines.............................. 1.3
                  Banks-Mortgage......................... 1.2
                  Insurance-Property/Casualty............ 1.1
                  Medical Products....................... 1.1
                  Building Products-Cement............... 1.0
                  Retail-Leisure Products................ 0.9
                  Insurance-Multi-line................... 0.8
                  Building & Construction-Misc........... 0.8
                  Office Automation & Equipment.......... 0.8
                  Printing-Commercial.................... 0.8
                  Computer Services...................... 0.8
                  Applications Software.................. 0.8
                  Diversified Manufacturing Operations... 0.7
                  Advertising Services................... 0.7
                  Building & Construction Products-Misc.. 0.7
                  Oil & Gas Drilling..................... 0.7
                  Containers-Metal/Glass................. 0.7
                  Medical-HMO............................ 0.7
                  Retail-Discount........................ 0.6
                  Retail-Home Furnishings................ 0.6
                  Chemicals-Plastics..................... 0.6
                  Diagnostic Kits........................ 0.6
                  Finance-Consumer Loans................. 0.6
                  Diversified Minerals................... 0.6
                  Semiconductor Equipment................ 0.6
                  Theaters............................... 0.6
                  Commercial Services.................... 0.6
                  Medical-Outpatient/Home Medical........ 0.6
                  Soap & Cleaning Preparation............ 0.5
                  Coal................................... 0.5
                  Multimedia............................. 0.5
                  Banks-Commercial....................... 0.4
                  Metal Processors & Fabrication......... 0.4
                  Engineering/R&D Services............... 0.4
                  Retail-Major Department Stores......... 0.4

                 Retail-Arts & Crafts...................  0.4%
                 Investment Management/Advisor Services.  0.4
                 Retail-Restaurants.....................  0.3
                 Non-Hazardous Waste Disposal...........  0.3
                 E-Commerce/Products....................  0.3
                 Independent Power Producers............  0.3
                 Internet Connectivity Services.........  0.2
                 Physicians Practice Management.........  0.2
                 Medical-Biomedical/Gene................  0.2
                 Radio..................................  0.2
                 Casino Services........................  0.1
                 Distribution/Wholesale.................  0.1
                 Retail-Propane Distribution............  0.1
                                                         ----
                                                         98.6%
                                                         ====

CREDIT QUALITY ALLOCATION+#

                              Baa..........   0.5%
                              Ba...........  30.3
                              B............  41.9
                              Caa..........  20.5
                              Not Rated(1).   6.8
                                            -----
                                            100.0%
                                            =====

--------
*  Calculated as a percentage of net assets
+  Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.
(1)Represents debt issues that either have no rating, or the rating is unavailable from the data source.
@  See Note 12

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)

                                                   PRINCIPAL   VALUE
                  SECURITY DESCRIPTION             AMOUNT**   (NOTE 2)
         -------------------------------------------------------------
         CONVERTIBLE BONDS & NOTES -- 0.9%
         APPLICATIONS SOFTWARE -- 0.3%
           Verint Systems, Inc.
            Senior Notes
            1.50% due 06/01/2021.................. $257,000  $  278,684
                                                             ----------
         BUILDING-RESIDENTIAL/COMMERCIAL -- 0.1%
           M/I Homes, Inc.
            Company Guar. Notes
            3.00% due 03/01/2018..................  116,000     116,798
                                                             ----------
         MEDICAL-BIOMEDICAL/GENE -- 0.2%
           Cubist Pharmaceuticals, Inc.
            Senior Notes
            1.88% due 09/01/2020..................  155,000     172,438
                                                             ----------
         MEDICAL-DRUGS -- 0.0%
           Savient Pharmaceuticals, Inc.
            Escrow Notes
            4.75% due 02/01/2018+(1)(2)...........  745,000           0
                                                             ----------
         OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.3%
           Cobalt International Energy, Inc.
            Senior Notes
            2.63% due 12/01/2019..................  385,000     318,828
                                                             ----------
         TOTAL CONVERTIBLE BONDS & NOTES
            (cost $1,356,033).....................              886,748
                                                             ----------
         U.S. CORPORATE BONDS & NOTES -- 71.4%
         ADVERTISING SERVICES -- 0.7%
           Getty Images, Inc.
            Senior Notes
            7.00% due 10/15/2020*.................  780,000     575,250
           inVentiv Health, Inc.
            Senior Sec. Notes
            9.00% due 01/15/2018*.................  165,000     171,187
                                                             ----------
                                                                746,437
                                                             ----------
         APPLICATIONS SOFTWARE -- 0.5%
           Emdeon, Inc.
            Company Guar. Notes
            11.00% due 12/31/2019.................  420,000     467,250
                                                             ----------
         AUTO-CARS/LIGHT TRUCKS -- 2.0%
           Chrysler Group LLC/CG Co-Issuer, Inc.
            Sec. Notes
            8.00% due 06/15/2019..................  465,000     493,481
           Chrysler Group LLC/CG Co-Issuer, Inc.
            Sec. Notes
            8.25% due 06/15/2021..................  685,000     746,650
           General Motors Co.
            Senior Notes
            4.88% due 10/02/2023..................  665,000     703,238
           General Motors Co.
            Senior Notes
            6.25% due 10/02/2043..................   90,000     105,300
                                                             ----------
                                                              2,048,669
                                                             ----------
         BANKS-COMMERCIAL -- 0.4%
           CIT Group, Inc.
            Senior Notes
            5.50% due 02/15/2019*.................  430,000     449,888
                                                             ----------

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    BANKS-MORTGAGE -- 1.2%
      Provident Funding Associates LP/PFG
       Finance Corp.
       Company Guar. Notes
       6.75% due 06/15/2021*.......................... $1,205,000 $1,192,950
                                                                  ----------
    BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.7%
      Associated Materials LLC/AMH New Finance, Inc.
       Senior Sec. Notes
       9.13% due 11/01/2017...........................    205,000    200,900
      Nortek, Inc.
       Company Guar. Notes
       8.50% due 04/15/2021...........................    480,000    516,000
                                                                  ----------
                                                                     716,900
                                                                  ----------
    BUILDING & CONSTRUCTION-MISC. -- 0.8%
      Ply Gem Industries Inc.
       Company Guar. Notes
       6.50% due 02/01/2022...........................    900,000    855,000
                                                                  ----------
    BUILDING PRODUCTS-CEMENT -- 0.5%
      Cemex Finance LLC
       Senior Sec. Notes
       6.00% due 04/01/2024*..........................    490,000    488,628
                                                                  ----------
    BUILDING-RESIDENTIAL/COMMERCIAL -- 3.1%
      K Hovnanian Enterprises, Inc.
       Company Guar. Notes
       7.00% due 01/15/2019*..........................    430,000    421,400
      K Hovnanian Enterprises, Inc.
       Sec. Notes
       9.13% due 11/15/2020*..........................    341,000    369,132
      KB Home
       Company Guar. Notes
       7.50% due 09/15/2022...........................    345,000    369,150
      KB Home
       Company Guar. Notes
       8.00% due 03/15/2020...........................    931,000  1,024,100
      Lennar Corp.
       Company Guar. Notes
       4.75% due 11/15/2022(3)........................    890,000    861,075
      Pulte Group, Inc.
       Company Guar. Notes
       6.38% due 05/15/2033...........................    135,000    134,663
                                                                  ----------
                                                                   3,179,520
                                                                  ----------
    CABLE/SATELLITE TV -- 5.0%
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       5.13% due 02/15/2023...........................     25,000     24,000
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       5.25% due 09/30/2022...........................    185,000    181,069
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       5.75% due 09/01/2023...........................    125,000    124,375
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       6.63% due 01/31/2022...........................    580,000    609,000

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    CABLE/SATELLITE TV (CONTINUED)
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       7.38% due 06/01/2020.......................... $  365,000 $  385,987
      Cequel Communications Holdings I LLC/Cequel
       Capital Corp.
       Senior Notes
       5.13% due 12/15/2021*.........................    570,000    545,775
      DISH DBS Corp.
       Company Guar. Notes
       5.00% due 03/15/2023..........................    520,000    498,875
      DISH DBS Corp.
       Company Guar. Notes
       6.75% due 06/01/2021..........................  1,820,000  1,956,500
      DISH DBS Corp.
       Company Guar. Notes
       7.88% due 09/01/2019..........................    160,000    180,800
      Harron Communications LP/Harron Finance Corp.
       Senior Notes
       9.13% due 04/01/2020*.........................    485,000    528,650
                                                                 ----------
                                                                  5,035,031
                                                                 ----------
    CELLULAR TELECOM -- 7.3%
      Sprint Corp.
       Company Guar. Notes
       7.25% due 09/15/2021*.........................  1,255,000  1,306,769
      Sprint Corp.
       Company Guar. Notes
       7.88% due 09/15/2023*.........................  1,050,000  1,113,000
      Sprint Communications
       Company Guar. Notes
       7.00% due 03/01/2020*.........................    395,000    432,031
      Sprint Communications
       Company Guar. Notes
       9.00% due 11/15/2018*.........................    910,000  1,051,050
      Syniverse Holdings, Inc.
       Company Guar. Notes
       9.13% due 01/15/2019..........................  1,000,000  1,050,000
      T-Mobile USA, Inc.
       Company Guar. Notes
       5.25% due 09/01/2018..........................     65,000     66,950
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.13% due 01/15/2022..........................     85,000     85,425
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.46% due 04/28/2019..........................    450,000    467,438
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.50% due 01/15/2024..........................    125,000    126,563
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.63% due 11/15/2020..........................    645,000    662,737
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.73% due 04/28/2022..........................    955,000    976,487
                                                                 ----------
                                                                  7,338,450
                                                                 ----------

                                                        PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   -------------------------------------------------------------------------
   CHEMICALS-PLASTICS -- 0.6%
     Hexion US Finance Corp.
      Senior Sec. Notes
      6.63% due 04/15/2020............................. $  230,000 $  231,150
     Hexion US Finance Corp./Hexion Nova Scotia
      Finance ULC
      Senior Sec. Notes
      8.88% due 02/01/2018.............................    390,000    397,313
                                                                   ----------
                                                                      628,463
                                                                   ----------
   COMMERCIAL SERVICES -- 0.6%
     ServiceMaster Co.
      Company Guar. Notes
      7.00% due 08/15/2020.............................    536,000    557,440
                                                                   ----------
   COMPUTER SERVICES -- 0.8%
     SunGard Data Systems, Inc.
      Company Guar. Notes
      6.63% due 11/01/2019.............................    355,000    355,000
     SunGard Data Systems, Inc.
      Company Guar. Notes
      7.38% due 11/15/2018.............................    156,000    160,680
     SunGard Data Systems, Inc.
      Company Guar. Notes
      7.63% due 11/15/2020.............................    275,000    287,375
                                                                   ----------
                                                                      803,055
                                                                   ----------
   DATA PROCESSING/MANAGEMENT -- 3.2%
     Audatex North America, Inc.
      Company Guar. Notes
      6.00% due 06/15/2021*............................    815,000    835,375
     First Data Corp.
      Senior Sec. Notes
      7.38% due 06/15/2019*............................    715,000    752,609
     First Data Corp.
      Sec. Notes
      8.25% due 01/15/2021*............................  1,189,000  1,260,340
     First Data Corp.
      Sec. Notes
      8.75% due 01/15/2022*(4).........................    285,000    302,100
     First Data Holdings, Inc.
      Senior Notes
      14.50% due 09/24/2019*(4)(5).....................    122,624    128,755
                                                                   ----------
                                                                    3,279,179
                                                                   ----------
   DIAGNOSTIC KITS -- 0.6%
     Alere, Inc.
      Company Guar. Notes
      6.50% due 06/15/2020.............................    600,000    597,000
                                                                   ----------
   DISTRIBUTION/WHOLESALE -- 0.1%
     American Builders & Contractors Supply Co., Inc.
      Senior Notes
      5.63% due 04/15/2021*............................    115,000    112,700
                                                                   ----------
   DIVERSIFIED MANUFACTURING OPERATIONS -- 0.7%
     JM Huber Corp.
      Senior Notes
      9.88% due 11/01/2019*............................    675,000    756,000
                                                                   ----------

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     ELECTRIC-INTEGRATED -- 1.4%
       DPL, Inc.
        Senior Notes
        7.25% due 10/15/2021......................... $  935,000 $  965,387
       GenOn Americas Generation LLC
        Senior Notes
        9.13% due 05/01/2031.........................    265,000    242,475
       Texas Competitive Electric Holdings Co. LLC/
        TCEH Finance, Inc.
        Senior Sec. Notes
        11.50% due 10/01/2020*(6)(7).................    295,000    247,063
                                                                 ----------
                                                                  1,454,925
                                                                 ----------
     ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.1%
       Freescale Semiconductor, Inc.
        Senior Sec. Notes
        6.00% due 01/15/2022*........................  1,065,000  1,080,975
                                                                 ----------
     ENTERPRISE SOFTWARE/SERVICE -- 1.7%
       Infor Software Parent LLC/Infor Software
        Parent, Inc.
        Company Guar. Notes
        7.13% due 05/01/2021*(4).....................    835,000    826,650
       Infor US, Inc.
        Company Guar. Notes
        9.38% due 04/01/2019.........................    426,000    460,080
       Infor US, Inc.
        Company Guar. Notes
        11.50% due 07/15/2018........................    394,000    437,340
                                                                 ----------
                                                                  1,724,070
                                                                 ----------
     ENTERTAINMENT SOFTWARE -- 1.7%
       Activision Blizzard, Inc.
        Company Guar. Notes
        5.63% due 09/15/2021*........................  1,600,000  1,664,000
       Activision Blizzard, Inc.
        Company Guar. Notes
        6.13% due 09/15/2023*........................     75,000     79,687
                                                                 ----------
                                                                  1,743,687
                                                                 ----------
     FINANCE-CONSUMER LOANS -- 0.6%
       TMX Finance LLC/TitleMax Finance Corp.
        Senior Sec. Notes
        8.50% due 09/15/2018*........................    600,000    597,000
                                                                 ----------
     FINANCE-OTHER SERVICES -- 1.3%
       Nationstar Mtg. LLC/Nationstar Capital Corp.
        Company Guar. Notes
        6.50% due 08/01/2018.........................    770,000    768,075
       Nationstar Mtg. LLC/Nationstar Capital Corp.
        Company Guar. Notes
        6.50% due 07/01/2021.........................    610,000    581,025
                                                                 ----------
                                                                  1,349,100
                                                                 ----------
     FOOD-MISC./DIVERSIFIED -- 1.0%
       Aramark Services, Inc.
        Company Guar. Notes
        5.75% due 03/15/2020.........................    985,000  1,009,625
                                                                 ----------

                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
          -----------------------------------------------------------
          INDEPENDENT POWER PRODUCERS -- 0.2%
            Dynegy, Inc.
             Company Guar. Notes
             5.88% due 06/01/2023............... $  195,000 $  181,838
                                                            ----------
          INTERNET CONNECTIVITY SERVICES -- 0.2%
            Zayo Group LLC/Zayo Capital, Inc.
             Senior Sec. Notes
             8.13% due 01/01/2020...............    135,000    144,787
            Zayo Group LLC/Zayo Capital, Inc.
             Company Guar. Notes
             10.13% due 07/01/2020..............     95,000    107,113
                                                            ----------
                                                               251,900
                                                            ----------
          INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.4%
            Nuveen Investments, Inc.
             Senior Notes
             9.13% due 10/15/2017*..............    350,000    374,500
                                                            ----------
          MEDICAL PRODUCTS -- 1.1%
            Biomet, Inc.
             Company Guar. Notes
             6.50% due 08/01/2020...............    275,000    291,500
            Biomet, Inc.
             Company Guar. Notes
             6.50% due 10/01/2020...............    745,000    782,250
                                                            ----------
                                                             1,073,750
                                                            ----------
          MEDICAL-DRUGS -- 2.2%
            Pinnacle Merger Sub, Inc.
             Senior Notes
             9.50% due 10/01/2023*..............    701,000    764,090
            Salix Pharmaceuticals, Ltd.
             Company Guar. Notes
             6.00% due 01/15/2021*..............  1,365,000  1,477,612
                                                            ----------
                                                             2,241,702
                                                            ----------
          MEDICAL-HMO -- 0.7%
            MPH Acquisition Holdings LLC
             Company Guar. Notes
             6.63% due 04/01/2022*..............    395,000    398,950
            WellCare Health Plans, Inc.
             Senior Notes
             5.75% due 11/15/2020...............    270,000    274,725
                                                            ----------
                                                               673,675
                                                            ----------
          MEDICAL-HOSPITALS -- 6.5%
            CHS/Community Health Systems, Inc.
             Senior Sec. Notes
             5.13% due 08/15/2018...............    405,000    416,138
            CHS/Community Health Systems, Inc.
             Company Guar. Notes
             6.88% due 02/01/2022*..............  1,865,000  1,939,600
            HCA, Inc.
             Senior Sec. Notes
             6.50% due 02/15/2020...............  2,030,000  2,217,775
            HCA, Inc.
             Company Guar. Notes
             7.50% due 11/15/2095...............    380,000    357,200

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   ------------------------------------------------------------------------
   U.S. CORPORATE BONDS & NOTES (CONTINUED)
   MEDICAL-HOSPITALS (CONTINUED)
     Tenet Healthcare Corp.
      Senior Notes
      5.00% due 03/01/2019*........................... $  760,000 $  750,500
     Tenet Healthcare Corp.
      Senior Notes
      8.13% due 04/01/2022............................    775,000    850,562
                                                                  ----------
                                                                   6,531,775
                                                                  ----------
   MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.3%
     Amsurg Corp.
      Company Guar. Notes
      5.63% due 07/15/2022*...........................    305,000    301,950
                                                                  ----------
   METAL-ALUMINUM -- 0.0%
     Aleris International, Inc.
      Escrow Notes
      9.00% due 12/15/2014+(1)(2).....................  2,145,000         81
                                                                  ----------
   NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
     Casella Waste Systems, Inc.
      Company Guar. Notes
      7.75% due 02/15/2019............................    320,000    320,800
                                                                  ----------
   OFFICE AUTOMATION & EQUIPMENT -- 0.8%
     CDW LLC/CDW Finance Corp.
      Company Guar. Notes
      6.00% due 08/15/2022............................    410,000    425,375
     CDW LLC/CDW Finance Corp.
      Company Guar. Notes
      8.50% due 04/01/2019............................    401,000    425,060
                                                                  ----------
                                                                     850,435
                                                                  ----------
   OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.4%
     Antero Resources Finance Corp.
      Company Guar. Notes
      5.38% due 11/01/2021............................    130,000    129,350
     Antero Resources Finance Corp.
      Company Guar. Notes
      6.00% due 12/01/2020............................    350,000    357,000
     Bonanza Creek Energy, Inc.
      Company Guar. Notes
      6.75% due 04/15/2021............................    425,000    437,750
     Concho Resources, Inc.
      Company Guar. Notes
      5.50% due 10/01/2022............................    250,000    257,500
     Diamondback Energy, Inc.
      Company Guar. Notes
      7.63% due 10/01/2021*...........................    570,000    614,175
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Company Guar. Notes
      9.38% due 05/01/2020............................    964,000  1,050,760
     Range Resources Corp.
      Company Guar. Notes
      5.00% due 08/15/2022............................     70,000     71,575
     Range Resources Corp.
      Company Guar. Notes
      6.75% due 08/01/2020............................    355,000    373,638

                                             PRINCIPAL   VALUE
                  SECURITY DESCRIPTION       AMOUNT**   (NOTE 2)
               -------------------------------------------------
               OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
                 Rosetta Resources, Inc.
                  Company Guar. Notes
                  5.63% due 05/01/2021...... $365,000  $  355,875
                 Rosetta Resources, Inc.
                  Company Guar. Notes
                  5.88% due 06/01/2022......  430,000     428,387
                 WPX Energy, Inc.
                  Senior Notes
                  5.25% due 09/15/2024......  270,000     261,900
                 WPX Energy, Inc.
                  Senior Notes
                  6.00% due 01/15/2022......   91,000      93,821
                                                       ----------
                                                        4,431,731
                                                       ----------
               PHYSICIANS PRACTICE MANAGEMENT -- 0.2%
                 Envision Healthcare Corp.
                  Company Guar. Notes
                  5.13% due 07/01/2022*.....  245,000     241,325
                                                       ----------
               PIPELINES -- 1.3%
                 Energy Transfer Equity LP
                  Senior Sec. Notes
                  7.50% due 10/15/2020......  571,000     635,237
                 Kinder Morgan, Inc.
                  Senior Notes
                  6.50% due 09/15/2020......  430,000     483,750
                 Kinder Morgan, Inc.
                  Senior Notes
                  7.00% due 06/15/2017......  180,000     198,450
                                                       ----------
                                                        1,317,437
                                                       ----------
               PRINTING-COMMERCIAL -- 0.8%
                 Quad/Graphics, Inc.
                  Company Guar. Notes
                  7.00% due 05/01/2022*.....  835,000     806,819
                                                       ----------
               PUBLISHING-NEWSPAPERS -- 1.4%
                 Gannett Co., Inc.
                  Company Guar. Notes
                  4.88% due 09/15/2021*.....  325,000     314,437
                 Gannett Co., Inc.
                  Company Guar. Notes
                  5.13% due 10/15/2019*.....  990,000     999,900
                 Gannett Co., Inc.
                  Company Guar. Notes
                  5.50% due 09/15/2024*.....   60,000      59,100
                                                       ----------
                                                        1,373,437
                                                       ----------
               RADIO -- 0.2%
                 Sirius XM Radio, Inc.
                  Senior Notes
                  4.25% due 05/15/2020*.....  175,000     167,563
                                                       ----------
               RETAIL-ARTS & CRAFTS -- 0.4%
                 Michaels Stores, Inc.
                  Company Guar. Notes
                  5.88% due 12/15/2020*.....  405,000     402,975
                                                       ----------

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                        PRINCIPAL  VALUE
                   SECURITY DESCRIPTION                 AMOUNT**  (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     RETAIL-DISCOUNT -- 0.6%
       99 Cents Only Stores
        Company Guar. Notes
        11.00% due 12/15/2019.......................... $595,000  $645,575
                                                                  --------
     RETAIL-HOME FURNISHINGS -- 0.6%
       GRD Holdings III Corp.
        Senior Sec. Notes
        10.75% due 06/01/2019*.........................  585,000   644,963
                                                                  --------
     RETAIL-LEISURE PRODUCTS -- 0.9%
       Party City Holdings, Inc.
        Company Guar. Notes
        8.88% due 08/01/2020...........................  210,000   226,800
       PC Nextco Holdings LLC/PC Nextco Finance, Inc.
        Senior Notes
        8.75% due 08/15/2019(4)........................  640,000   643,200
                                                                  --------
                                                                   870,000
                                                                  --------
     RETAIL-PROPANE DISTRIBUTION -- 0.1%
       AmeriGas Finance LLC/AmeriGas Finance Corp.
        Company Guar. Notes
        6.75% due 05/20/2020...........................   65,000    67,600
                                                                  --------
     RETAIL-RESTAURANTS -- 0.3%
       CEC Entertainment, Inc.
        Senior Notes
        8.00% due 02/15/2022*..........................  350,000   327,250
                                                                  --------
     RUBBER/PLASTIC PRODUCTS -- 0.0%
       Venture Holdings Co. LLC
        Company Guar. Notes
        11.00% due 06/01/2007+(1)(2)(8)(9).............  550,000         0
                                                                  --------
     SATELLITE TELECOM -- 0.5%
       DigitalGlobe, Inc.
        Company Guar. Notes
        5.25% due 02/01/2021*..........................  490,000   470,400
                                                                  --------
     SEMICONDUCTOR EQUIPMENT -- 0.6%
       Entegris, Inc.
        Company Guar. Notes
        6.00% due 04/01/2022*..........................  580,000   588,700
                                                                  --------
     SOAP & CLEANING PREPARATION -- 0.5%
       Sun Products Corp.
        Senior Notes
        7.75% due 03/15/2021*..........................  670,000   512,550
                                                                  --------
     STEEL-PRODUCERS -- 2.7%
       AK Steel Corp.
        Company Guar. Notes
        7.63% due 05/15/2020...........................  725,000   715,937
       AK Steel Corp.
        Company Guar. Notes
        7.63% due 10/01/2021...........................  445,000   431,650
       AK Steel Corp.
        Company Guar. Notes
        8.38% due 04/01/2022...........................  345,000   345,000
       Steel Dynamics, Inc.
        Company Guar. Notes
        5.13% due 10/01/2021*..........................  230,000   233,450

                                            PRINCIPAL   VALUE
                 SECURITY DESCRIPTION       AMOUNT**   (NOTE 2)
              --------------------------------------------------
              STEEL-PRODUCERS (CONTINUED)
                Steel Dynamics, Inc.
                 Company Guar. Notes
                 5.50% due 10/01/2024*..... $255,000  $   256,275
                United States Steel Corp.
                 Senior Notes
                 7.38% due 04/01/2020......  681,000      755,910
                                                      -----------
                                                        2,738,222
                                                      -----------
              TELECOM SERVICES -- 0.6%
                Level 3 Escrow II, Inc.
                 Company Guar. Notes
                 5.38% due 08/15/2022*.....  575,000      566,375
                                                      -----------
              TELECOMMUNICATION EQUIPMENT -- 1.4%
                Alcatel-Lucent USA, Inc.
                 Senior Notes
                 6.45% due 03/15/2029......  940,000      885,950
                Alcatel-Lucent USA, Inc.
                 Senior Notes
                 6.50% due 01/15/2028......  160,000      150,800
                Alcatel-Lucent USA, Inc.
                 Company Guar. Notes
                 6.75% due 11/15/2020*.....  325,000      329,875
                                                      -----------
                                                        1,366,625
                                                      -----------
              TELEPHONE-INTEGRATED -- 2.3%
                Level 3 Financing, Inc.
                 Company Guar. Notes
                 6.13% due 01/15/2021*.....  330,000      339,900
                Level 3 Financing, Inc.
                 Company Guar. Notes
                 7.00% due 06/01/2020......  149,000      157,009
                Level 3 Financing, Inc.
                 Company Guar. Notes
                 8.63% due 07/15/2020......  945,000    1,022,962
                Windstream Corp.
                 Company Guar. Notes
                 7.75% due 10/15/2020......  805,000      847,263
                                                      -----------
                                                        2,367,134
                                                      -----------
              TELEVISION -- 0.7%
                Gray Television, Inc.
                 Company Guar. Notes
                 7.50% due 10/01/2020......  670,000      685,075
                                                      -----------
              THEATERS -- 0.6%
                AMC Entertainment, Inc.
                 Company Guar. Notes
                 9.75% due 12/01/2020......  520,000      572,650
                                                      -----------
              TOTAL U.S. CORPORATE BONDS & NOTES
                 (cost $74,303,216)........            72,178,754
                                                      -----------
              FOREIGN CORPORATE BONDS & NOTES -- 10.5%
              BUILDING PRODUCTS-CEMENT -- 0.5%
                Cemex SAB De CV
                 Senior Sec. Notes
                 5.70% due 01/11/2025*.....  510,000      491,385
                                                      -----------

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     CABLE/SATELLITE TV -- 0.8%
       Unitymedia Hessen GmbH & Co. KG
        Senior Sec. Notes
        5.50% due 01/15/2023*........................ $  780,000 $  787,800
                                                                 ----------
     CHEMICALS-DIVERSIFIED -- 1.5%
       INEOS Group Holdings SA
        Company Guar. Notes
        5.88% due 02/15/2019*........................    225,000    221,625
       INEOS Group Holdings SA
        Company Guar. Notes
        6.13% due 08/15/2018*........................  1,305,000  1,301,737
                                                                 ----------
                                                                  1,523,362
                                                                 ----------
     CONTAINERS-METAL/GLASS -- 0.7%
       Ardagh Finance Holdings SA
        Senior Notes
        8.63% due 06/15/2019*(4).....................    280,000    281,400
       Ardagh Packaging Finance PLC/Ardagh Holdings
        USA, Inc.
        Company Guar. Notes
        6.00% due 06/30/2021*........................    365,000    350,400
       Ardagh Packaging Finance PLC/Ardagh Holdings
        USA, Inc.
        Senior Notes
        7.00% due 11/15/2020*........................     51,176     51,688
                                                                 ----------
                                                                    683,488
                                                                 ----------
     DIVERSIFIED MINERALS -- 0.6%
       FMG Resources August 2006 Pty, Ltd.
        Company Guar. Notes
        6.88% due 04/01/2022*........................    580,000    590,150
                                                                 ----------
     ENGINEERING/R&D SERVICES -- 0.4%
       Abengoa Finance SAU
        Company Guar. Notes
        7.75% due 02/01/2020*........................    395,000    424,625
                                                                 ----------
     OIL & GAS DRILLING -- 0.7%
       Paragon Offshore PLC
        Company Guar. Notes
        6.75% due 07/15/2022*........................    810,000    684,450
                                                                 ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.7%
       Harvest Operations Corp.
        Company Guar. Notes
        6.88% due 10/01/2017.........................    520,000    542,100
       Tullow Oil PLC
        Company Guar. Notes
        6.00% due 11/01/2020*........................    575,000    575,000
       Tullow Oil PLC
        Company Guar. Notes
        6.25% due 04/15/2022*........................    640,000    625,600
                                                                 ----------
                                                                  1,742,700
                                                                 ----------
     SATELLITE TELECOM -- 1.4%
       Intelsat Jackson Holdings SA
        Company Guar. Notes
        7.25% due 04/01/2019.........................    695,000    729,750

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     SATELLITE TELECOM (CONTINUED)
       Intelsat Luxembourg SA
        Company Guar. Notes
        7.75% due 06/01/2021........................ $  710,000 $   723,312
                                                                -----------
                                                                  1,453,062
                                                                -----------
     SPECIAL PURPOSE ENTITY -- 0.0%
       Hellas Telecommunications Luxembourg II SA
        FRS Sub. Notes
        6.03% due 01/15/2015*+(1)(2)(7)(10).........  1,025,000           0
                                                                -----------
     TELECOM SERVICES -- 1.3%
       Altice Financing SA
        Senior Sec. Notes
        7.88% due 12/15/2019*.......................    350,000     373,188
       Altice Finco SA
        Senior Sec. Notes
        9.88% due 12/15/2020*.......................    455,000     509,600
       UPCB Finance VI, Ltd.
        Senior Sec. Notes
        6.88% due 01/15/2022*.......................    400,000     427,000
                                                                -----------
                                                                  1,309,788
                                                                -----------
     TELEPHONE-INTEGRATED -- 0.5%
       Softbank Corp.
        Company Guar. Notes
        4.50% due 04/15/2020*.......................    545,000     543,638
                                                                -----------
     TELEVISION -- 0.4%
       Videotron, Ltd.
        Company Guar. Notes
        5.00% due 07/15/2022........................    405,000     400,950
                                                                -----------
     TOTAL FOREIGN CORPORATE BONDS & NOTES
        (cost $11,758,107)..........................             10,635,398
                                                                -----------
     LOANS(2)(11)(12) -- 6.5%
     BEVERAGES-NON-ALCOHOLIC -- 0.0%
       Le-Natures, Inc.
        Escrow Loans
        9.36% due 03/01/2011+(1)....................  1,200,000           0
                                                                -----------
     BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
       TOUSA, Inc.
        Escrow Loans
        12.25% due 08/15/2013+(1)...................  2,037,810           0
                                                                -----------
     COAL -- 0.5%
       Arch Coal, Inc.
        BTL 2/nd/ Lien
        6.25% due 05/01/2018........................    522,977     477,085
                                                                -----------
     E-COMMERCE/PRODUCTS -- 0.3%
       Lands' End, Inc.
        BTL
        4.25% due 04/04/2021........................    308,450     304,594
                                                                -----------
     ELECTRIC-INTEGRATED -- 1.0%
       Texas Competitive Electric Holdings Co. LLC
        BTL
        4.74% due 10/10/2017+(6)(7).................  1,372,835   1,015,898
                                                                -----------

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                     SHARES/
                                                    PRINCIPAL   VALUE
                   SECURITY DESCRIPTION             AMOUNT**   (NOTE 2)
        ----------------------------------------------------------------
        LOANS (CONTINUED)
        ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.4%
          Freescale Semiconductor, Inc.
           BTL
           5.00% due 01/15/2021.................... $430,650  $  428,856
                                                              ----------
        INDEPENDENT POWER PRODUCERS -- 0.1%
          Calpine Corp.
           BTL
           4.00% due 10/31/2020....................  109,175     108,005
                                                              ----------
        INSURANCE-PROPERTY/CASUALTY -- 1.1%
          Asurion LLC
           BTL
           4.25% due 07/08/2020....................  787,376     774,089
          Asurion LLC
           BTL
           5.00% due 05/24/2019....................  178,613     177,571
          Asurion LLC
           BTL
           8.50% due 03/03/2021....................  200,000     202,084
                                                              ----------
                                                               1,153,744
                                                              ----------
        MACHINERY-GENERAL INDUSTRIAL -- 1.4%
          Gardner Denver, Inc.
           BTL
           4.25% due 07/30/2020....................  633,600     620,215
          RBS Global, Inc.
           BTL
           4.00% due 08/21/2020....................  787,050     773,605
                                                              ----------
                                                               1,393,820
                                                              ----------
        MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.3%
          Amsurg Corp.
           BTL
           3.75% due 07/16/2021....................  254,363     251,501
                                                              ----------
        METAL PROCESSORS & FABRICATION -- 0.4%
          Crosby US Acquisition Corp.
           BTL
           4.00% due 11/23/2020....................  461,513     440,744
                                                              ----------
        PUBLISHING-NEWSPAPERS -- 0.6%
          Tribune Media Co.
           BTL
           4.00% due 12/27/2020....................  562,489     554,931
                                                              ----------
        RETAIL-MAJOR DEPARTMENT STORES -- 0.4%
          Neiman Marcus Group, Inc.
           BTL
           4.25% due 10/25/2020....................  416,855     409,155
                                                              ----------
        TOTAL LOANS
           (cost $7,880,066).......................            6,538,333
                                                              ----------
        COMMON STOCKS -- 0.8%
        FOOD-MISC./DIVERSIFIED -- 0.6%
          Wornick Co.+(1)(2).......................    7,270     550,048
                                                              ----------
        MULTIMEDIA -- 0.0%
          Haights Cross Communication, Inc.+(1)(2).   19,388           0
                                                              ----------
        PAPER & RELATED PRODUCTS -- 0.0%
          Caraustar Industries, Inc.(1)(2).........       73           0
                                                              ----------

                                                       SHARES/
                                                      PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                AMOUNT**   (NOTE 2)
      -------------------------------------------------------------------
      STEEL-PRODUCERS -- 0.2%
        AK Steel Holding Corp.+......................   28,500  $  228,285
                                                                ----------
      TOTAL COMMON STOCKS
         (cost $1,375,687)...........................              778,333
                                                                ----------
      MEMBERSHIP INTEREST CERTIFICATES -- 0.1%
      CASINO SERVICES -- 0.1%
        Herbst Gaming, Inc.(2)(13)
         (cost $232,720).............................   23,439     152,354
                                                                ----------
      CONVERTIBLE PREFERRED SECURITY -- 0.4%
      SATELLITE TELECOM -- 0.4%
        Intelsat SA
         Series A
         5.75%
         (cost $403,927).............................    7,644     362,937
                                                                ----------
      PREFERRED SECURITIES -- 1.4%
      DIVERSIFIED BANKING INSTITUTIONS -- 1.2%
        GMAC Capital Trust I FRS
         Series 2
         8.13%.......................................   46,500   1,237,365
                                                                ----------
      INSURANCE-MULTI-LINE -- 0.2%
        Hartford Financial Services Group, Inc. FRS
         7.88%.......................................    8,000     236,720
                                                                ----------
      TOTAL PREFERRED SECURITIES
         (cost $1,391,987)...........................            1,474,085
                                                                ----------
      PREFERRED SECURITIES/CAPITAL SECURITIES -- 4.5%
      DIVERSIFIED BANKING INSTITUTIONS -- 3.4%
        Barclays PLC VRS
         8.25% due 12/15/2018(14).................... $795,000     815,869
        Credit Agricole SA VRS
         7.88% due 01/23/2024*(14)...................  215,000     217,150
        Credit Suisse Group AG VRS
         7.50% due 12/11/2023*(14)...................  305,000     320,250
        Royal Bank of Scotland Group PLC FRS
         6.99% due 10/05/2017*(14)...................  605,000     692,347
        Societe Generale SA VRS
         6.00% due 01/27/2020*(14)...................  335,000     306,826
        Societe Generale SA VRS
         7.88% due 12/18/2023*(14)...................  820,000     820,000
        Societe Generale SA VRS
         8.25% due 11/29/2018(14)....................  275,000     282,700
                                                                ----------
                                                                 3,455,142
                                                                ----------
      INSURANCE-MULTI-LINE -- 0.6%
        Hartford Financial Services Group, Inc. FRS
         8.13% due 06/15/2068........................  560,000     656,600
                                                                ----------
      MULTIMEDIA -- 0.5%
        NBCUniversal Enterprise, Inc.
         5.25% due 03/19/2021*(14)...................  445,000     462,800
                                                                ----------
      TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
         (cost $4,367,444)...........................            4,574,542
                                                                ----------

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                               SHARES/
                                              PRINCIPAL    VALUE
                 SECURITY DESCRIPTION         AMOUNT**    (NOTE 2)
           ---------------------------------------------------------
           WARRANTS+ -- 0.3%
           TELEVISION -- 0.3%
             ION Media Networks, Inc.
              Expires 12/18/2016
              (strike price $0.01)(1)(2)(13).      332  $    147,153
             ION Media Networks, Inc.
              Expires 12/18/2016
              (strike price $0.01)(1)(2)(13).      328       145,380
                                                        ------------
           TOTAL WARRANTS
              (cost $0)......................                292,533
                                                        ------------
           TOTAL LONG-TERM INVESTMENT SECURITIES
              (cost $103,069,187)............             97,874,017
                                                        ------------
           REPURCHASE AGREEMENTS -- 1.8%
             Bank of America Securities LLC
              Joint Repurchase Agreement(15). $440,000       440,000
             Barclays Capital PLC
              Joint Repurchase Agreement(15).  370,000       370,000
             BNP Paribas SA
              Joint Repurchase Agreement(15).  345,000       345,000
             Deutsche Bank AG
              Joint Repurchase Agreement(15).  225,000       225,000
             Royal Bank of Scotland
              Joint Repurchase Agreement(15).  400,000       400,000
                                                        ------------
           TOTAL REPURCHASE AGREEMENTS
              (cost $1,780,000)..............              1,780,000
                                                        ------------
           TOTAL INVESTMENTS
              (cost $104,849,187)(16)........     98.6%   99,654,017
           Other assets less liabilities.....      1.4     1,459,276
                                              --------  ------------
           NET ASSETS --                         100.0% $101,113,293
                                              ========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $42,230,857 representing 41.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   Denominated in United States dollars unless otherwise indicated.
+    Non-income producing security
@    See Note 12
(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2) Illiquid security. At September 30, 2014, the aggregate value of these securities was $7,533,349 representing 7.5% of net assets.
(3) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(4) PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer.
(5) Security currently paying interest/dividends in the form of additional securities.
(6)  Company has filed for Chapter 11 bankruptcy protection.
(7)  Security in default of interest.
(8)  Security in default of interest and principal at maturity.
(9)  Company has filed for Chapter 7 bankruptcy.
(10) Company has filed for bankruptcy protection in the country of issuance.
(11) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the SunAmerica High Yield Bond Fund held the following restricted securities:

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)


                                                                                                           VALUE   % OF
                                                                  ACQUISITION        ACQUISITION            PER    NET
DESCRIPTION                                                          DATE     SHARES    COST      VALUE    SHARE  ASSETS
-----------                                                       ----------- ------ ----------- -------- ------- ------
MEMBERSHIP INTEREST CERTIFICATE
Herbst Gaming, Inc............................................... 03/26/2008  23,439  $232,720   $152,354 $  6.50  0.15%

WARRANTS
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01). 03/01/2011     332         0    147,153  443.23  0.15
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01). 11/11/2010     327         0
                                                                  03/01/2011       1         0
                                                                              ------
                                                                                 328              145,380  443.23  0.14
                                                                                                 --------          ----
                                                                                                 $444,887          0.44%
                                                                                                 ========          ====

(14) Perpetual maturity -- maturity date reflects the next call date.
(15) See Note 2 for details of Joint Repurchase Agreements.
(16) See Note 5 for cost of investments on a tax basis.
BTL --Bank Term Loan
FRS --Floating Rate Security
VRS --Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at September 30, 2014 and unless noted otherwise, the dates shown are original maturity dates.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                     CONTRACT TO   IN EXCHANGE   DELIVERY   UNREALIZED   UNREALIZED
   COUNTERPARTY        DELIVER         FOR         DATE    APPRECIATION DEPRECIATION
------------------------------------------------------------------------------------
JPMorgan Chase Bank EUR 1,848,000 USD 2,364,987 10/31/2014   $30,435      $     --
                    USD 2,355,514 EUR 1,848,000 10/31/2014        --       (20,962)
                                                             -------      --------
         Net Unrealized Appreciation(Depreciation)           $30,435      $(20,962)
                                                             =======      ========

--------
EUR --Euro
USD --United States Dollar

        SUNAMERICA HIGH YIELD BOND FUND@
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014 (see Note 2):

                                                           LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                               QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS
-                                                          --------------------- ----------------- ----------------------
ASSETS:
Long-Term Investment Securities:
  Convertible Bonds & Notes:
  Medical-Drugs...........................................      $       --          $        --           $      0
  Other Industries*.......................................              --              886,748                 --
  U.S. Corporate Bonds & Notes:
   Cable/Satellite TV.....................................              --            5,035,031                 --
   Cellular Telecom.......................................              --            7,338,450                 --
   Medical-Hospitals......................................              --            6,531,775                 --
   Metal-Aluminum.........................................              --                   --                 81
   Rubber/Plastic Products................................              --                   --                  0
   Other Industries*......................................              --           53,273,417                 --
  Foreign Corporate Bonds & Notes:
   Special Purpose Entity.................................              --                   --                  0
   Other Industries*......................................              --           10,635,398                 --
  Loans:
   Beverages-Non-alcoholic................................              --                   --                  0
   Building-Residential/Commercial........................              --                   --                  0
   Other Industries*......................................              --            6,538,333                 --
  Common Stocks
   Food-Misc./Diversified.................................              --                   --            550,048
   Multimedia.............................................              --                   --                  0
   Paper & Related Products...............................              --                   --                  0
   Steel-Producers........................................         228,285                   --                 --
  Membership Interest Certificates........................              --              152,354                 --
  Convertible Preferred Securities........................         362,937                   --                 --
  Preferred Securities....................................       1,474,085                   --                 --
  Preferred Securities/Capital Securities.................              --            4,574,542                 --
  Warrants................................................              --                   --            292,533
Repurchase Agreements.....................................              --            1,780,000                 --
Other Financial Instruments:**
  Open Forward Foreign Currency Contracts -- Appreciation.              --               30,435                 --
                                                                ----------          -----------           --------
Total.....................................................      $2,065,307          $96,776,483           $842,662
                                                                ==========          ===========           ========
LIABILITIES:
Other Financial Instruments:**
  Open Forward Foreign Currency Contracts -- Depreciation.      $       --          $    20,962           $     --
                                                                ==========          ===========           ========

                                                              TOTAL
-                                                          -----------
ASSETS:
Long-Term Investment Securities:
  Convertible Bonds & Notes:
  Medical-Drugs........................................... $         0
  Other Industries*.......................................     886,748
  U.S. Corporate Bonds & Notes:
   Cable/Satellite TV.....................................   5,035,031
   Cellular Telecom.......................................   7,338,450
   Medical-Hospitals......................................   6,531,775
   Metal-Aluminum.........................................          81
   Rubber/Plastic Products................................           0
   Other Industries*......................................  53,273,417
  Foreign Corporate Bonds & Notes:
   Special Purpose Entity.................................           0
   Other Industries*......................................  10,635,398
  Loans:
   Beverages-Non-alcoholic................................           0
   Building-Residential/Commercial........................           0
   Other Industries*......................................   6,538,333
  Common Stocks
   Food-Misc./Diversified.................................     550,048
   Multimedia.............................................           0
   Paper & Related Products...............................           0
   Steel-Producers........................................     228,285
  Membership Interest Certificates........................     152,354
  Convertible Preferred Securities........................     362,937
  Preferred Securities....................................   1,474,085
  Preferred Securities/Capital Securities.................   4,574,542
  Warrants................................................     292,533
Repurchase Agreements.....................................   1,780,000
Other Financial Instruments:**
  Open Forward Foreign Currency Contracts -- Appreciation.      30,435
                                                           -----------
Total..................................................... $99,684,452
                                                           ===========
LIABILITIES:
Other Financial Instruments:**
  Open Forward Foreign Currency Contracts -- Depreciation. $    20,962
                                                           ===========

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)

Note 1. Organization

   The SunAmerica Income Funds (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of four different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund"), SunAmerica GNMA Fund ("GNMA Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund"), and SunAmerica High Yield Bond Fund ("High Yield Bond Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   GNMA FUND seeks current income, with capital appreciation as a secondary objective, by the active trading of mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities. The Fund may also invest in other types of U.S. Government securities.

   STRATEGIC BOND FUND seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   HIGH YIELD BOND FUND seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's or below BBB by S&P or determined to be of comparable quality by the investment adviser) without regard to the maturities of such securities. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets plus borrowings for investment purposes will be invested in such securities.+

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account
--------
+ On June 3, 2014, the Board of Trustees of the Trust (the "Board") approved a change in the High Yield Bond Fund's name to the "SunAmerica Flexible Credit Fund" ("Flexible Credit Fund"), along with certain changes to the Fund's principal investment strategy and techniques. The Board also approved a new Subadvisory Agreement between SunAmerica and Newfleet Asset Management, LLC, replacing Wellington Management Company, LLP. These changes became effective on October 1, 2014. See Note 12 for additional details.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)

   maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Funds' net assets as of September 30, 2014 are reported on a schedule following each Fund's Portfolio of Investments.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Funds' shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)

   Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts ("forward contracts") for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations or to manage and/or gain exposure to certain foreign currencies. During the period ended September 30, 2014, the High Yield Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of September 30, 2014, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund's Portfolio of Investments.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. See additional

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)

   information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

   The following tables represent the value of derivatives held as of September 30, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended September 30, 2014. For a detailed presentation of derivatives held as of September 30, 2014, please refer to the Portfolio of Investments.

                                                       HIGH YIELD BOND FUND
              -------------------------------------------------------------------------------------------------------
                              ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
              --------------------------------------------------- ---------------------------------------------------

DERIVATIVE             STATEMENTS OF ASSETS AND                            STATEMENTS OF ASSETS AND
CONTRACTS(1)            LIABILITIES LOCATION               VALUE            LIABILITIES LOCATION               VALUE
------------- ------------------------------------------- ------- ------------------------------------------- -------
Foreign
 exchange     Unrealized appreciation on forward foreign          Unrealized depreciation on forward foreign
 contracts(2) currency contracts                          $30,435                         currency contracts  $20,962
                                                          =======                                             =======

                                                                                       CHANGE IN UNREALIZED
                                                                                           APPRECIATION
                        LOCATION OF GAIN (LOSS)             REALIZED GAIN (LOSS) ON       (DEPRECIATION)
                            ON DERIVATIVES                        DERIVATIVES             ON DERIVATIVES
DERIVATIVE              RECOGNIZED IN STATEMENTS            RECOGNIZED IN STATEMENTS RECOGNIZED IN STATEMENTS
CONTRACTS(1)                 OF OPERATIONS                       OF OPERATIONS            OF OPERATIONS
------------- --------------------------------------------- ------------------------ ------------------------
Foreign       Net realized foreign exchange gain (loss) on
 exchange     other assets and liabilities/Change in
 contracts(2) unrealized foreign exchange gain (loss) on
              other assets and liabilities                                  $155,558                   $9,148
                                                                            ========                   ======

--------
(1)The Fund's derivative contracts held during the six months ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional par amount outstanding for forward foreign currency contracts was $2,389,861.

   As of September 30, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Fund does not have a derivative or financial asset or liability, a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements held by a Fund as of September 30, 2014, are also subject to master netting agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Fund's holdings in repurchase agreements.

                                     HIGH YIELD BOND FUND
                  ----------------------------------------------------------
                     GROSS                             NET AMOUNTS OF ASSETS
                   AMOUNTS OF    GROSS AMOUNTS OFFSET    PRESENTED IN THE
                   RECOGNIZED    IN THE STATEMENTS OF  STATEMENTS OF ASSETS
                     ASSETS     ASSETS AND LIABILITIES    AND LIABILITIES
                  ------------- ---------------------- ---------------------
ASSETS:
DESCRIPTION:
Derivatives:
 Foreign
   exchange
   contracts Over
   the
   Counter....... $      30,435                    $--               $30,435
                  -------------                    ---               -------
 Total
   derivatives,
   subject
   to a
   master
   netting
   arrangement
   or
   similar
   arrangement... $      30,435                    $--               $30,435
                  =======                          ===               =======

                                         GROSS AMOUNTS NOT OFFSET IN THE
                                       STATEMENTS OF ASSETS AND LIABILITIES
                                       -------------------------------------
                      NET AMOUNT OF
                      ASSETS IN THE
                      STATEMENTS OF
                        ASSETS AND        FINANCIAL     COLLATERAL     NET
                       LIABILITIES      INSTRUMENTS@     RECEIVED@   AMOUNT#
COUNTERPARTY         ----------------- ---------------- ------------ -------
JPMorgan Chase Bank. $         30,435  $      (20,962)  $        --  $9,473
                     ================= ================ ============ ======

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)



                                                                          -------------
                                                                              GROSS
                                                                           AMOUNTS OF
                                                                           RECOGNIZED
                                                                           LIABILITIES
                                                                          -------------
LIABILITIES:
DESCRIPTION:
Derivatives:
  Foreign exchange contracts
   Over the Counter...................................................... $      20,962
                                                                          -------------
  Total derivatives, subject to a master netting arrangement or similar
   arrangement........................................................... $      20,962
                                                                          =======

                                                                                  HIGH YIELD BOND FUND
                                                                          --------------------------------------------------
                                                                                                 NET AMOUNTS OF LIABILITIES
                                                                           GROSS AMOUNTS OFFSET       PRESENTED IN THE
                                                                           IN THE STATEMENTS OF   STATEMENTS OF ASSETS AND
                                                                          ASSETS AND LIABILITIES        LIABILITIES
                                                                          ---------------------- --------------------------
LIABILITIES:
DESCRIPTION:
Derivatives:
  Foreign exchange contracts
   Over the Counter......................................................                    $--              $      20,962
                                                                                             ---              -------
  Total derivatives, subject to a master netting arrangement or similar
   arrangement...........................................................                    $--              $      20,962
                                                                                             ===              =============

                                             GROSS AMOUNTS NOT OFFSET IN THE
                                           STATEMENTS OF ASSETS AND LIABILITIES
                                          ----------------------------------------
                       NET AMOUNT OF
                     LIABILITIES IN THE
                      STATEMENTS OF
                        ASSETS AND           FINANCIAL     COLLATERAL      NET
                        LIABILITIES        INSTRUMENTS@    PLEDGED@      AMOUNT#
COUNTERPARTY:        ------------------   ---------------- ----------- -----------
JPMorgan Chase Bank. $         20,962     $      (20,962)  $       --  $        --
                     =================    ================ =========== ===========

--------
@ For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
# Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

   MORTGAGE-BACKED DOLLAR ROLLS: During the six months ended September 30, 2014, the GNMA Fund and the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The GNMA Fund and the Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Funds' use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended September 30, 2014, the GNMA Fund and the Strategic Bond Fund had realized gains (losses) from mortgage-backed dollar rolls of $3,516 and $12,531, respectively.

   WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: The Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended September 30, 2014, the GNMA Fund and Strategic Bond Fund purchased and/or sold when-issued securities.

   STRIPPED MORTGAGE-BACKED SECURITIES: Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)

   principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   INFLATION-INDEXED BONDS: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

   As of September 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                 PERCENTAGE PRINCIPAL
FUND             OWNERSHIP   AMOUNT
----             ---------- ---------
High Yield Bond.    0.55%   $440,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $80,190,000, a repurchase price of $80,190,002 and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

                          INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL          RATE      DATE      AMOUNT    MARKET VALUE
------------------        -------- ---------- ----------- ------------
U.S. Treasury Notes......   0.75%  10/31/2017 $82,600,000 $81,845,862

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


   As of September 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

                                                           PERCENTAGE PRINCIPAL
FUND                                                       OWNERSHIP   AMOUNT
----                                                       ---------- ---------
High Yield Bond...........................................    0.53%   $370,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital PLC, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $69,950,000, a repurchase price of $69,950,000, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

                                   INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL                   RATE      DATE      AMOUNT    MARKET VALUE
------------------                 -------- ---------- ----------- ------------
U.S. Treasury Notes...............   1.75%  10/31/2020 $10,304,000 $10,190,244
U.S. Treasury Notes...............   3.13   05/15/2019   5,884,000   6,323,476
U.S. Treasury Notes...............   3.50   05/15/2020  50,000,000  54,880,000

   As of September 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                                                           PERCENTAGE PRINCIPAL
FUND                                                       OWNERSHIP   AMOUNT
----                                                       ---------- ---------
High Yield Bond...........................................    0.53%   $345,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $64,955,000, a repurchase price of $64,955,001, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

                                   INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL                   RATE      DATE      AMOUNT    MARKET VALUE
------------------                 -------- ---------- ----------- ------------
U.S. Treasury Notes...............   3.00%  08/31/2016 $63,218,200 $66,319,053

   As of September 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                                                           PERCENTAGE PRINCIPAL
FUND                                                       OWNERSHIP   AMOUNT
----                                                       ---------- ---------
High Yield Bond...........................................    0.52%   $225,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated September 30, 2014, bearing interest at a rate of 0.01% per annum, with a principal amount of $42,920,000, a repurchase price of $42,920,006, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

                                   INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL                   RATE      DATE      AMOUNT    MARKET VALUE
------------------                 -------- ---------- ----------- ------------
U.S. Treasury Notes...............   0.75%  03/31/2018 $44,751,000 $43,843,002

   As of September 30, 2014, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

                                                          PERCENTAGE PRINCIPAL
FUND                                                      OWNERSHIP   AMOUNT
----                                                      ---------- ----------
U.S. Government Securities...............................    3.76%   $7,479,000
GNMA.....................................................    1.98     3,927,000
Strategic Bond...........................................    1.81     3,605,000

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank and Trust Co., dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $198,835,000, a repurchase price of $198,835,000, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

                                  INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL                  RATE      DATE      AMOUNT     MARKET VALUE
------------------                -------- ---------- ------------ ------------
U.S. Treasury Notes..............   0.88%  05/15/2017 $ 39,310,000 $ 39,383,706
U.S. Treasury Notes..............   2.13   01/31/2021  100,000,000  100,321,000
U.S. Treasury Notes..............   2.13   08/15/2021   33,160,000   33,077,100
U.S. Treasury Notes..............   3.75   11/15/2018   25,000,000   27,533,200
U.S. Treasury Bonds..............   8.00   11/15/2021      430,000      608,047
U.S. Treasury Bonds..............   8.13   08/15/2021    1,355,000    1,889,167

   As of September 30, 2014, the following Fund held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

                                                           PERCENTAGE PRINCIPAL
FUND                                                       OWNERSHIP   AMOUNT
----                                                       ---------- ---------
High Yield Bond...........................................    0.53%   $400,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Royal Bank of Scotland, dated September 30, 2014, bearing interest at a rate of 0.01% per annum, with a principal amount of $74,945,000, a repurchase price of $74,945,010, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL               RATE      DATE      AMOUNT    MARKET VALUE
------------------             -------- ---------- ----------- ------------ -
U.S. Treasury Notes...........   2.38%  02/28/2015 $50,000,000 $50,588,000
U.S. Treasury Notes...........   8.50%  02/15/2020  19,201,000  25,967,816

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


   The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 - 2012 or expected to be taken in each Fund's 2013 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                     MANAGEMENT
                                                  ASSETS                FEES
                                        ---------------------------- ----------
U.S. Government Securities Fund........           $0 - $200 million    0.650%
                                        (greater than) $200 million    0.620
                                        (greater than) $400 million    0.550

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                                     MANAGEMENT
                                                  ASSETS                FEES
                                        ---------------------------- ----------
GNMA Fund..............................            $0 - $25 million    0.550%
                                         (greater than) $25 million    0.500
                                         (greater than) $50 million    0.450
Strategic Bond Fund....................           $0 - $350 million    0.650
                                        (greater than) $350 million    0.600
High Yield Bond Fund...................           $0 - $200 million    0.750
                                        (greater than) $200 million    0.720
                                        (greater than) $400 million    0.550

   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge"). The High Yield Bond Fund is subadvised by Wellington Management Company, LLP ("Wellington Management"). Under the Subadvisory Agreements, PineBridge and Wellington Management manage the investment and reinvestment of the assets of the Strategic Bond Fund and the High Yield Bond Fund, respectively.

   SunAmerica pays PineBridge and Wellington Management fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Wellington with respect to the Strategic Bond Fund and High Yield Bond Fund are as follows:

                                                                    SUBADVISORY
                                                 ASSETS                FEES
                                       ---------------------------- -----------
Strategic Bond Fund...................           $0 - $200 million     0.350%
                                       (greater than) $200 million     0.250
                                       (greater than) $500 million     0.200
High Yield Bond Fund*.................           $0 - $150 million     0.400
                                       (greater than) $150 million     0.350
                                       (greater than) $500 million     0.300

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, litigation, or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

FUND                                                                 PERCENTAGE
----                                                                 ----------
U.S. Government Securities Class A..................................    0.99%
U.S. Government Securities Class B..................................    1.64
U.S. Government Securities Class C..................................    1.64
GNMA Class A........................................................    0.99
GNMA Class B........................................................    1.64
GNMA Class C........................................................    1.64
Strategic Bond Class A..............................................    1.40
Strategic Bond Class B..............................................    2.05
Strategic Bond Class C..............................................    2.05
High Yield Bond Class A*............................................    1.36
High Yield Bond Class B*............................................    2.01
High Yield Bond Class C*............................................    2.01

   For the U.S. Government Securities Fund and GNMA Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.
--------
*  See Note 12

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


   For the period ended September 30, 2014, pursuant to the contractual and voluntary expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                                                 OTHER EXPENSES
FUND                                                               REIMBURSED
----                                                             --------------
U.S. Government Securities......................................    $67,659

                                                                 CLASS SPECIFIC
FUND                                                                EXPENSES
----                                                             --------------
U.S. Government Securities Class A..............................    $129,541
U.S. Government Securities Class B..............................      11,654
U.S. Government Securities Class C..............................      18,082
GNMA Class A....................................................     105,156
GNMA Class B....................................................      17,485
GNMA Class C....................................................      29,898
High Yield Bond Class A.........................................      68,216
High Yield Bond Class B.........................................      16,303
High Yield Bond Class C.........................................      31,865

   At September 30, 2014, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

                                          OTHER EXPENSES REIMBURSED
                               ------------------------------------------------
FUND                           MARCH 31, 2015 MARCH 31, 2016 SEPTEMBER 30, 2016
----                           -------------- -------------- ------------------
U.S. Government Securities....    $108,327       $179,558         $ 67,659
GNMA..........................          --          4,153               --

                                      CLASS SPECIFIC EXPENSES REIMBURSED
                               ------------------------------------------------
FUND                           MARCH 31, 2015 MARCH 31, 2016 SEPTEMBER 30, 2016
----                           -------------- -------------- ------------------
U.S. Government Securities
 Class A......................    $144,036       $288,050         $129,541
U.S. Government Securities
 Class B......................       9,712         22,943           11,654
U.S. Government Securities
 Class C......................      19,511         39,432           18,082
GNMA Class A..................     193,116        301,462          105,156
GNMA Class B..................      17,931         38,339           17,485
GNMA Class C..................      56,785         86,483           29,898

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a "Plan", and collectively, the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. Accordingly, for the six months ended September 30, 2014, ACS received fees (see the Statements of Operations) based upon the aforementioned rates.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


   ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that for the six months ended September 30, 2014, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  CLASS A                           CLASS B       CLASS C
                            ---------------------------------------------------- ------------- -------------
                                                                    CONTINGENT    CONTINGENT    CONTINGENT
                             SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED      DEFERRED
FUND                        CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES SALES CHARGES
----                        -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities. $  9,239    $  3,958       $ 3,824        $   --        $ 6,179       $   63
GNMA.......................   18,201       9,852         5,378            --          9,932          165
Strategic Bond.............  224,725     130,334        55,368         5,500         23,742        4,476
High Yield Bond............   28,844      10,433        13,129           110         15,549          777

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the six months ended September 30, 2014, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                                 PAYABLE AT
FUND                                                EXPENSES SEPTEMBER 30, 2014
----                                                -------- ------------------
US Government Securities Class A................... $110,646      $16,943
US Government Securities Class B...................    3,530          541
US Government Securities Class C...................    8,035        1,392
GNMA Class A.......................................  109,053       16,453
GNMA Class B.......................................   10,509        1,627
GNMA Class C.......................................   23,183        3,283
Strategic Bond Class A.............................  284,715       45,849
Strategic Bond Class B.............................   50,235        7,951
Strategic Bond Class C.............................  216,312       34,826
High Yield Bond Class A............................   77,367       11,285
High Yield Bond Class B............................   12,594        1,741
High Yield Bond Class C............................   33,444        5,314

   At September 30, 2014, Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio, each a series of SunAmerica Series, Inc., and shares held through Pershing LLC, in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser, owned a percentage of the outstanding shares of the following Funds:

           FUND                              HOLDER                  PERCENTAGE
---------------------------  --------------------------------------- ----------
U.S. Government Securities.. Focused Balanced Strategy Portfolio         10%
                             Focused Multi-Asset Strategy Portfolio      15
                             Pershing LLC                                 6
GNMA........................ Pershing LLC                                27
Strategic Bond.............. Pershing LLC                                 5
High Yield Bond............. Pershing LLC                                 9

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2014 were as follows:

                           U.S. GOVERNMENT              STRATEGIC   HIGH YIELD
                           SECURITIES FUND  GNMA FUND   BOND FUND   BOND FUND
                           --------------- ----------- ------------ -----------
Purchases (excluding U.S.
 government securities)...   $        --   $        -- $259,966,659 $26,800,490
Sales (excluding U.S.
 government securities)...            --            --  261,587,359  32,647,258
Purchases of U.S.
 government securities....    26,995,422    30,031,211   81,215,393          --
Sales of U.S. government
 securities...............    22,181,398    34,883,936   73,558,723          --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, distributions payable, deferred compensation plans, amortization of premium/discount, and treatment of defaulted securities.

                                     DISTRIBUTABLE EARNINGS               TAX DISTRIBUTIONS
                                FOR THE YEAR ENDED MARCH 31, 2014     FOR THE YEAR ENDED MARCH 31, 2014
                            ----------------------------------------  ---------------------------------
                                         LONG-TERM      UNREALIZED
                             ORDINARY  GAINS/CAPITAL   APPRECIATION    ORDINARY         LONG-TERM
FUND                          INCOME   LOSS CARRYOVER (DEPRECIATION)*   INCOME        CAPITAL GAINS
----                        ---------- -------------- ---------------   -----------   -------------
U.S. Government Securities. $  194,926  $ (2,753,760)   $ 5,012,118   $ 2,170,410        $   --
GNMA.......................    100,752    (9,521,720)       448,347     3,678,280         2,683
Strategic Bond.............    192,227   (55,353,177)      (518,154)   22,272,620            --
High Yield Bond............  1,110,674   (52,968,979)    (1,084,308)    5,696,398            --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

   As of March 31, 2014, for Federal income tax purposes, the Funds indicated below have capital loss carryforwads, which expire in the year indicated, which are available to offset future capital gains, if any:

                           CAPITAL LOSS CARRYFORWARD+          UNLIMITED+
                        --------------------------------- ---------------------
FUND                       2016       2017       2018         ST         LT
----                    ---------- ---------- ----------- ---------- ----------
U.S. Government
 Securities............ $       -- $       -- $        -- $2,479,219 $  274,541
GNMA...................         --         --          --  8,089,337  1,432,383
Strategic Bond.........         --         --  52,812,990  2,540,187         --
High Yield Bond........  2,261,431  9,384,737  41,322,811         --         --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                               U.S. GOVERNMENT                 STRATEGIC    HIGH YIELD
                                               SECURITIES FUND   GNMA FUND     BOND FUND    BOND FUND
                                               --------------- ------------  ------------  ------------
Cost..........................................  $102,780,779   $125,180,698  $495,545,863  $105,248,408
                                                ============   ============  ============  ============
Appreciation..................................     6,900,621      2,528,663     7,783,322     2,607,628
Depreciation..................................      (387,709)    (1,135,702)  (16,816,992)   (8,202,019)
                                                ------------   ------------  ------------  ------------
Unrealized appreciation (depreciation) -- net.  $  6,512,912   $  1,392,961  $ (9,033,670) $ (5,594,391)
                                                ============   ============  ============  ============

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                                        U.S. GOVERNMENT SECURITIES FUND
                         ---------------------------------------------------------------------------------------------
                                               CLASS A                                        CLASS B
                         --------------------------------------------------  -----------------------------------------
                                  FOR THE                                          FOR THE
                             SIX MONTHS ENDED               FOR THE           SIX MONTHS ENDED          FOR THE
                            SEPTEMBER 30, 2014            YEAR ENDED         SEPTEMBER 30, 2014        YEAR ENDED
                                (UNAUDITED)             MARCH 31, 2014           (UNAUDITED)         MARCH 31, 2014
                         ------------------------  ------------------------  ------------------  ---------------------
                           SHARES       AMOUNT       SHARES       AMOUNT      SHARES    AMOUNT    SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  -------  ---------  --------  -----------
Shares sold(1)(2).......  1,745,407  $ 16,663,199   2,997,405  $ 28,749,556   35,576  $ 338,236   103,345  $   976,258
Reinvested dividends....     76,969       734,492     187,267     1,783,073    1,290     12,309     3,649       34,823
Shares redeemed(1)(2)... (2,769,730)  (26,331,451) (4,154,046)  (39,601,661) (98,507)  (937,182) (209,133)  (1,985,784)
                         ----------  ------------  ----------  ------------  -------  ---------  --------  -----------
Net increase (decrease).   (947,354) $ (8,933,760)   (969,374) $ (9,069,032) (61,641) $(586,637) (102,139) $  (974,703)
                         ==========  ============  ==========  ============  =======  =========  ========  ===========

                                   U.S. GOVERNMENT SECURITIES FUND
                         --------------------------------------------------
                                               CLASS C
                         --------------------------------------------------
                                  FOR THE
                             SIX MONTHS ENDED               FOR THE
                            SEPTEMBER 30, 2014            YEAR ENDED
                                (UNAUDITED)             MARCH 31, 2014
                         ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------
Shares sold.............    144,005  $  1,374,741      82,491  $    790,305
Reinvested dividends....      3,221        30,723       9,214        87,861
Shares redeemed.........   (115,397)   (1,097,774)   (551,933)   (5,256,522)
                         ----------  ------------  ----------  ------------
Net increase (decrease).     31,829  $    307,690    (460,228) $ (4,378,356)
                         ==========  ============  ==========  ============

                                                                   GNMA FUND
                         ---------------------------------------------------------------------------------------------
                                              CLASS A                                        CLASS B
                         ------------------------------------------------  -------------------------------------------
                                 FOR THE                                          FOR THE
                            SIX MONTHS ENDED              FOR THE            SIX MONTHS ENDED           FOR THE
                           SEPTEMBER 30, 2014           YEAR ENDED          SEPTEMBER 30, 2014         YEAR ENDED
                               (UNAUDITED)            MARCH 31, 2014            (UNAUDITED)          MARCH 31, 2014
                         ----------------------  ------------------------  --------------------  ---------------------
                          SHARES      AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT     SHARES      AMOUNT
                         --------  ------------  ----------  ------------  -------  -----------  --------  -----------
Shares sold(3)(4).......  576,791  $  6,171,434   1,757,439  $ 19,039,758   33,117  $   354,863   117,880  $ 1,282,581
Reinvested dividends....  115,118     1,231,561     249,100     2,678,268    7,555       81,052    15,009      161,599
Shares redeemed(3)(4)... (968,904)  (10,358,049) (6,604,175)  (71,061,403) (95,578)  (1,024,572) (486,265)  (5,247,432)
                         --------  ------------  ----------  ------------  -------  -----------  --------  -----------
Net increase (decrease). (276,995) $ (2,955,054) (4,597,636) $(49,343,377) (54,906) $  (588,657) (353,376) $(3,803,252)
                         ========  ============  ==========  ============  =======  ===========  ========  ===========

                                             GNMA FUND
                         ------------------------------------------------
                                              CLASS C
                         ------------------------------------------------
                                 FOR THE
                            SIX MONTHS ENDED              FOR THE
                           SEPTEMBER 30, 2014           YEAR ENDED
                               (UNAUDITED)            MARCH 31, 2014
                         ----------------------  ------------------------
                          SHARES      AMOUNT       SHARES       AMOUNT
                         --------  ------------  ----------  ------------
Shares sold.............   61,149  $    656,415     240,934  $  2,645,994
Reinvested dividends....   15,756       169,299      38,032       410,705
Shares redeemed......... (408,721)   (4,387,409) (2,340,241)  (25,407,206)
                         --------  ------------  ----------  ------------
Net increase (decrease). (331,816) $ (3,561,695) (2,061,275) $(22,350,507)
                         ========  ============  ==========  ============

--------
(1)For the six months ended September 30, 2014, includes automatic conversion of 13,837 shares of Class B shares in the amount of $131,774 to 13,838 shares of Class A shares in the amount of $131,774.
(2)For the year ended March 31, 2014, includes automatic conversion of 20,154 shares of Class B shares in the amount of $193,287 to 20,162 shares of Class A shares in the amount of $193,287.
(3)For the six months ended September 30, 2014, includes automatic conversion of 10,726 shares of Class B shares in the amount of $114,968 to 10,757 shares of Class A shares in the amount of $114,968.
(4)For the year ended March 31, 2014, includes automatic conversion of 39,836 shares of Class B shares in the amount of $431,678 to 39,945 shares of Class A shares in the amount of $431,678.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                               STRATEGIC BOND FUND
                     -------------------------------------------------------------------------------------------------------
                                            CLASS A                                             CLASS B
                     ----------------------------------------------------  -------------------------------------------------
                              FOR THE                                              FOR THE
                         SIX MONTHS ENDED                FOR THE               SIX MONTHS ENDED              FOR THE
                        SEPTEMBER 30, 2014             YEAR ENDED             SEPTEMBER 30, 2014           YEAR ENDED
                            (UNAUDITED)              MARCH 31, 2014              (UNAUDITED)             MARCH 31, 2014
                     ------------------------  --------------------------  -----------------------  ------------------------
                       SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                     ----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Shares sold(1)(2)...  8,814,277  $ 31,416,089   20,037,364  $  70,574,479     666,704  $ 2,381,444   1,561,817  $  5,483,865
Reinvested dividends  1,163,097     4,149,208    2,812,086      9,825,626     159,237      568,187     392,316     1,370,206
Shares
 redeemed(1)(2)..... (9,692,269)  (34,537,816) (44,018,941)  (153,795,261) (1,730,907)  (6,177,600) (4,581,464)  (15,981,270)
                     ----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net increase
 (decrease).........    285,105  $  1,027,481  (21,169,491) $ (73,395,156)   (904,966) $(3,227,969) (2,627,331) $ (9,127,199)
                     ==========  ============  ===========  =============  ==========  ===========  ==========  ============

                                      STRATEGIC BOND FUND
                     ----------------------------------------------------
                                            CLASS C
                     ----------------------------------------------------
                              FOR THE
                         SIX MONTHS ENDED                FOR THE
                        SEPTEMBER 30, 2014             YEAR ENDED
                            (UNAUDITED)              MARCH 31, 2014
                     ------------------------  --------------------------
                       SHARES       AMOUNT        SHARES        AMOUNT
                     ----------  ------------  -----------  -------------
Shares sold.........  3,074,828  $ 11,014,066    6,034,013  $  21,399,391
Reinvested dividends    575,456     2,059,553    1,500,983      5,264,874
Shares redeemed..... (5,283,444)  (18,905,818) (26,746,922)   (93,597,683)
                     ----------  ------------  -----------  -------------
Net increase
 (decrease)......... (1,633,160) $ (5,832,199) (19,211,926) $ (66,933,418)
                     ==========  ============  ===========  =============

                                                                 HIGH YIELD BOND FUND
                         ----------------------------------------------------------------------------------------------------
                                               CLASS A                                            CLASS B
                         --------------------------------------------------  ------------------------------------------------
                                  FOR THE                                            FOR THE
                             SIX MONTHS ENDED               FOR THE              SIX MONTHS ENDED             FOR THE
                            SEPTEMBER 30, 2014            YEAR ENDED            SEPTEMBER 30, 2014           YEAR ENDED
                                (UNAUDITED)             MARCH 31, 2014             (UNAUDITED)             MARCH 31, 2014
                         ------------------------  ------------------------  -----------------------  -----------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------
Shares sold(3)(4).......  2,957,455  $ 10,665,339   6,980,643  $ 24,808,319     155,674  $   561,767     985,464  $ 3,523,721
Reinvested dividends....    354,963     1,271,541     752,185     2,657,899      49,169      176,423     114,254      404,144
Shares redeemed(3)(4)... (5,092,572)  (18,238,760) (8,798,049)  (30,951,768) (1,193,483)  (4,309,146) (1,346,048)  (4,747,328)
                         ----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------
Net increase (decrease). (1,780,154) $ (6,301,880) (1,065,221) $ (3,485,550)   (988,640) $(3,570,956)   (246,330) $  (819,463)
                         ==========  ============  ==========  ============  ==========  ===========  ==========  ===========

                                        HIGH YIELD BOND FUND
                         --------------------------------------------------
                                               CLASS C
                         --------------------------------------------------
                                  FOR THE
                             SIX MONTHS ENDED               FOR THE
                            SEPTEMBER 30, 2014            YEAR ENDED
                                (UNAUDITED)             MARCH 31, 2014
                         ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------
Shares sold.............    367,163  $  1,329,487   1,029,564  $  3,674,020
Reinvested dividends....    128,822       463,832     291,589     1,035,927
Shares redeemed.........   (669,165)   (2,413,357) (2,287,139)   (8,107,960)
                         ----------  ------------  ----------  ------------
Net increase (decrease).   (173,180) $   (620,038)   (965,986) $ (3,398,013)
                         ==========  ============  ==========  ============

--------
(1)For the six months ended September 30, 2014, includes automatic conversion of 180,632 shares of Class B shares in the amount of $645,025 to 180,632 shares of Class A shares in the amount of $645,025.
(2)For the year ended March 31, 2014, includes automatic conversion of 363,338 shares of Class B shares in the amount of $1,270,299 to 363,264 shares of Class A shares in the amount of $1,270,299.
(3)For the six months ended September 30, 2014, includes automatic conversion of 46,400 shares of Class B shares in the amount of $167,107 to 46,481 shares of Class A shares in the amount of $167,107.
(4)For the year ended March 31, 2014, includes automatic conversion of 151,815 shares of Class B shares in the amount of $540,697 to 151,909 shares of Class A shares in the amount of $540,697.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


Note 7. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of which are included in other expenses on the Statements of Operations. Prior to September 12, 2014, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit and there was no closing fee on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended September 30, 2014, the following Funds had borrowings:

                    DAYS     INTEREST AVERAGE DEBT WEIGHTED AVERAGE
FUND             OUTSTANDING CHARGES    UTILIZED       INTEREST
----             ----------- -------- ------------ ----------------
Strategic Bond..      5        $197    $1,052,347        1.35%
High Yield Bond.      1          72     1,925,400        1.35

   At September 30, 2014, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2014, none of the Funds participated in this program.

Note 9. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustees may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statements of Operations.

                                       AS OF SEPTEMBER 30, 2014
-                           -----------------------------------------------
                            RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
FUND                           LIABILITY        EXPENSE        PAYMENTS
----                        --------------- --------------- ---------------
U.S. Government Securities.     $1,717            $2            $1,671
GNMA.......................      1,035             2             1,006
Strategic Bond.............      1,245             7             1,203
High Yield Bond............        772             2               751

Note 10. Investment Concentration Note

   The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The U.S. Government Securities Fund and the GNMA Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Securities Fund and the GNMA Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At September 30, 2014, the Funds had 39.4% and 87.0% respectively, of their net assets invested in such securities.

Note 11. Unfunded Loan Commitments

   At September 30, 2014, the Strategic Bond Fund had the following unfunded loan commitment which could be extended at the option of the Borrower:

                                                  PRINCIPAL
                           TYPE     MATURITY DATE  AMOUNT    VALUE
BORROWER               ------------ ------------- --------- -------
SI Organization, Inc.. Delayed Draw   7/15/2015    $69,092  $69,322
                                                   =======  =======

Note 12. Subsequent Events

   On June 3, 2014, the Board approved a change in the High Yield Bond Fund's name to the "SunAmerica Flexible Credit Fund," along with certain changes to the Fund's principal investment strategy and techniques. The Board also approved a new Subadvisory Agreement between SunAmerica and Newfleet Asset Management, LLC ("Newfleet"), replacing Wellington Management Company, LLP ("Wellington Management"). In addition, at a special meeting of the Board held on July 17, 2014, the Board approved the creation of Class W shares of the Flexible Credit Fund. These changes became effective on October 1, 2014 (the "Effective Date"). Under the Subadvisory Agreement, the subadvisory fee payable by SunAmerica to Newfleet is equal to an annual rate of 0.30% of average daily net assets on the first $200 million, 0.25% on the next $200 million and 0.15% thereafter. As of the Effective Date, SunAmerica agreed to waive its fees and/or reimburse expenses with respect to the Flexible Credit Fund to the extent that the total annual operating expenses exceed 1.45%, 2.10%, 2.10% and 1.25% for Class A, B, C and W shares, respectively. Newfleet assumed the day-to-day portfolio management responsibility for the Flexible Credit Fund, replacing Wellington Management, as of the Effective Date.

   On June 4, 2014, the Board approved, subject to shareholder approval, a proposed Agreement and Plan of Reorganization pursuant to which the GNMA Fund would transfer all of its assets to the U.S. Government Securities Fund, in exchange solely for the assumption of the GNMA Fund's liabilities by the U.S. Government Securities Fund and Class A, Class B and Class C shares of the U.S. Government Securities Fund, which shares would be distributed by the GNMA Fund to the holders of its

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)

   shares in complete liquidation thereof (the "Reorganization"). At a special meeting of shareholders of the GNMA Fund on October 16, 2014 (the "Special Meeting"), shareholders approved the Reorganization. The voting results of the Special Meeting will be provided in the U.S. Government Securities Fund's next shareholder report. The closing of the Reorganization occurred on November 10, 2014.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED)

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS

The Board of Trustees (the "Board" the members of which are referred to as "Trustees") of SunAmerica Income Funds (the "Trust"), including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), of the Trust or its separate series (each, a "Fund," and collectively, the "Funds"), SunAmerica Asset Management, LLC ("SunAmerica"), PineBridge Investments LLC ("PineBridge"), Wellington Management Company, LLP ("Wellington,") or Newfleet Asset Management, LLC ("Newfleet," and together with Wellington and PineBridge, the "Subadvisers"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2015 at an in-person meeting held on June 3, 2014 (the "Meeting"). The Trust currently consists of the following four separate Funds:
SunAmerica GNMA Fund ("GNMA Fund"), SunAmerica High Yield Bond Fund ("High Yield Bond Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund") and SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund").

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and PineBridge with respect to the Strategic Bond Fund and the Subadvisory Agreement between SunAmerica and Wellington with respect to the High Yield Bond Fund (the "Subadvisory Agreements" and together with the Advisory Agreement, the "Agreements") for a one-year period ending June 30, 2015.

In addition, at the Meeting, the Board, including the Independent Trustees, approved a change in the SunAmerica High Yield Bond Fund's name to the "SunAmerica Flexible Credit Fund" (the "Flexible Credit Fund"), along with certain changes to the Fund's principal investment strategy and techniques. The Board also approved a new Subadvisory Agreement (the "Newfleet Subadvisory Agreement") between SunAmerica and Newfleet with respect to the Flexible Credit Fund for an initial two-year period ending June 30, 2016, replacing the Fund's current subadviser. These changes are expected to become effective on or about October 1, 2014.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board's consideration of whether to approve the Newfleet Subadvisory Agreement with respect to Newfleet and the continuation of the Agreements with respect to SunAmerica, PineBridge and Wellington. These materials included, as applicable:
(a) a summary of the services provided or to be provided, as applicable, by SunAmerica and its affiliates to the Funds and by the Subadvisers;
(b) information independently compiled and prepared by Lipper, Inc. ("Lipper"), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits;
(d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica's and the Subadvisers' risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board further considered certain strategic changes that SunAmerica had implemented with respect to its investment department, and concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2014, SunAmerica managed, advised and/or administered approximately $66.7 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Funds.

The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Fund. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by a Fund, or portion thereof, that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with each Subadviser, that each Subadviser:
(i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreements; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser's code of ethics and risk management process. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed each Subadviser's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as Subadvisers to the Funds. The Board concluded that the nature and extent of services provided by the Subadvisers under the Subadvisory Agreements were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

With respect to the Newfleet Subadvisory Agreement, the Board considered the nature, extent and quality of services to be provided by Newfleet with respect to the High Yield Bond Fund, including investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, subject to the oversight and review of SunAmerica. In addition, the Board reviewed Newfleet's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board also reviewed the personnel that would be responsible for providing portfolio management services to the Fund. The Board concluded, based on the materials provided, discussions with Newfleet representatives, and diligence conducted by management, that: (i) Newfleet would be able to retain high quality portfolio managers and other investment personnel; (ii) Newfleet would exhibit a high level of diligence and attention to detail in carrying out its responsibilities as a subadviser; and
(iii) Newfleet would be responsive to requests of the Board and of SunAmerica. The Board also considered that Newfleet has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund. The Board further considered Newfleet's code of ethics, compliance and regulatory history and risk management processes. The Board also noted that the Newfleet had not experienced any material regulatory or compliance problems nor has it been involved in any material litigation or administrative proceedings that would potentially impact it from effectively serving as a subadviser to the Fund.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


The Board concluded that the nature and extent of services to be provided by Newfleet under the Newfleet Subadvisory Agreement were reasonable and appropriate in relation to the proposed subadvisory fees and that the quality of services was reasonably expected to be high.

Investment Performance. The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in each Peer Group and Peer Universe.

With respect to the approval of the Newfleet Subadvisory Agreement, the Board also considered performance data with respect to any other mutual funds or other accounts advised or subadvised by Newfleet with similar investment objectives and/or strategies, as applicable. In considering this comparative performance, however, the Board also reviewed any relevant distinctions and differences, and acknowledged that past performance is not necessarily indicative of future results.

The Board noted that performance information was for the periods ended
March 31, 2014. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

GNMA Fund. The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance and that the Board had approved a proposal to merge the Fund into the SunAmerica U.S. Government Securities Fund, a series of SunAmerica Income Funds, subject to shareholder approval, and concluded that the Fund's performance was being addressed.

U.S. Government Securities Fund. The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Lipper Index for the one-, three-, and five-year periods. The Board considered that a new management team within SunAmerica was expected to assume responsibility for day-to-day management of the Fund, effective June 2014. The Board noted management's discussion of the Fund's performance, including the impending portfolio management changes and continued monitoring of the Fund, and concluded that the Fund's performance was being addressed.

High Yield Bond Fund. The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one- and three-year periods, above the median of its Peer Group for the five-year period, and below the median of its Peer Universe for the five-year period. The Board further considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance and that the Board had approved certain changes to the Fund's principal investment strategy in order to address these performance concerns, including a change in the Fund's subadviser. The Board concluded that the Fund's performance was being addressed.

Strategic Bond Fund. The Board considered that the Fund's performance was below the median of its Peer Group for the one- and three-year periods, at the median for the five-year period, above the median of its Peer Universe for the one- and five-year periods, and at the median for the three-year period. The Board further considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods and outperformed its Lipper Index for the ten-year period. The Board noted management's discussion of the Fund's performance and that the Board had approved certain changes to the Fund's principal investment strategy and concluded that the Fund's performance was being addressed.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica and the Subadvisers and their Affiliates from the Relationship with the Funds. The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The Board further considered that, unlike the funds in each Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in each Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that the mutual funds identified as similar to the U.S. Government Securities Fund and the GNMA fund are sold only in the variable annuity market and, accordingly, are in different Lipper classifications, with a peer groups consisting of funds underlying variable insurance products. The Board further noted that SunAmerica serves as subadviser to the mutual fund identified as similar to the U.S. Government Securities Fund and observed that the services SunAmerica provides as subadviser are much more limited in scope than it its role as investment manager and adviser to the Fund. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.

The Board also considered advisory fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Funds for which they serves as adviser or subadviser, to the extent applicable. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the High Yield Bond Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Fund. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other mutual funds and accounts for which they serve as adviser or subadviser.

GNMA Fund. The Board considered that the Fund's actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the Fund's expenses.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


U.S. Government Securities Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

High Yield Bond Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Strategic Bond Fund. The Board considered that the Fund's actual management fees were equal to the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

With respect to the Newfleet Subadvisory Agreement, the Board also received and reviewed information regarding the subadvisory fee to be paid by SunAmerica to Newfleet pursuant to the Newfleet Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper. The report showed comparative fee information of the Fund's Peer Group and Peer Universe that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that the Peer Group and Peer Universe information, as a whole, was useful in assessing whether Newfleet was providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fee was paid by SunAmerica out of its advisory fee and not by the Fund, and that subadvisory fee may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of the subadvisory fees to be paid out by SunAmerica and the amount of the advisory fee that it would retain and determined that these amounts were reasonable in light of the services to be performed by SunAmerica and Newfleet, respectively.

The Board also considered fees received by Newfleet with respect to other mutual funds and accounts for which it serves as adviser or subadviser that have similar investment strategies to the Fund, and reviewed any relevant distinctions or differences with respect to such other mutual funds or accounts.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans and Service Agreements. Additionally, the Board considered whether SunAmerica and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements from the Subadvisers and their affiliates and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2014 -- (UNAUDITED) (CONTINUED)


The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Funds at certain levels. The Board observed that those expense caps and fee waivers benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers' management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

The Board did not review specific information regarding whether there would be economies of scale with respect to Newfleet's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board noted that it considered information regarding economies of scale in the context of the renewal of the Advisory Agreements between Income Funds and SunAmerica with respect to the Fund.

Other Factors. In consideration of the Agreements, including the Newfleet Subadvisory Agreement, the Board also received information regarding SunAmerica's and the Subadvisers' brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the Funds they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered that Newfleet does not have any soft dollar arrangements and does not anticipate entering into any in the foreseeable future. The Board also considered the benefits SunAmerica and the Subadvisers may derive from soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and the Subadvisers typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or the Subadvisers may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2015 and approved the Newfleet Subadvisory Agreement, for an initial term ending June 30, 2016. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements, including the Newfleet Subadvisory Agreement, were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements, including the Newfleet Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

   TRUSTEES                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its com-plete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
    William J. Shea           Trust uses to           holdings with the U.S.
   OFFICERS                   determine how to vote   Securities and
    John T. Genoy, President  proxies relating to     Exchange Commission
    Gregory R. Kingston,      secu-rities held in a   for its first and
      Treasurer               Fund's portfolio,       third fiscal quarters
    James Nichols, Vice       which is available in   on Form N-Q. The
      President               the Trust's Statement   Trust's Forms N-Q are
    Kara Murphy, Vice         of Additional           available on the
      President               Information, may be     U.S. Securities and
    Katherine Stoner, Vice    ob-tained without       Exchange Commis-sion
      President and Chief     charge upon request,    website at
      Compliance Officer      by calling (800)        www.sec.gov. You can
    Gregory N. Bressler,      858-8850. The           also review and obtain
      Secretary               in-formation is also    copies of the Forms
    Nori L. Gabert, Vice      available from the      N-Q at the U.S.
      President and           EDGAR database on the   Securities and
      Assistant Secretary     U.S. Secu-rities and    Exchange Commission
    Kathleen Fuentes, Chief   Exchange Commission's   Public Refer-ence Room
      Legal Officer and       website at              in Washington DC
      Assistant Secretary     http://www.sec.gov.     (information on the
    Shawn Parry, Vice         DELIVERY OF             operation of the
      President and           SHAREHOLDER DOCUMENTS   Public Reference Room
      Assistant Treasurer     The Funds have adopted  may be ob-tained by
    Donna McManus, Vice       a policy that allows    calling
      President and           them to send only one   1-800-SEC-0330).
      Assistant Treasurer     copy of a Fund's        PROXY VOTING RECORD ON
    John E. Smith Jr.,        prospectus, proxy       SUNAMERICA INCOME FUNDS
      Assistant Treasurer     material, annual        Information regarding
    Matthew J. Hackethal,     report and semi-annual  how the Funds voted
      Anti-Money Laundering   report (the             proxies relating to
      Compliance Officer      "shareholder            securities held in the
   INVESTMENT ADVISER         documents") to          Funds during the most
    SunAmerica Asset          shareholders with       recent twelve month
      Management, LLC         multiple accounts       period ended June 30
    Harborside Financial      residing at the same    is available, once
      Center                  "household." This       filed with the U.S.
    3200 Plaza 5              practice is called      Securities and
    Jersey City, NJ           householding and        Exchange Commission,
      07311-4992              reduces Fund expenses,  without charge, upon
   DISTRIBUTOR                which benefits you and  request, by calling
    AIG Capital Services,     other shareholders.     (800) 858-8850 or on
      Inc.                    Unless the Funds        the U.S. Securities
    Harborside Financial      receive instructions    and Exchange
      Center                  to the con-trary, you   Commission's website
    3200 Plaza 5              will only receive one   at http://www.sec.gov.
    Jersey City, NJ           copy of the             This report is
      07311-4992              shareholder documents.  submitted solely for
   SHAREHOLDER SERVICING      The Funds will          the general
   AGENT                      continue to household   information of
    SunAmerica Fund           the share-holder        shareholders of the
      Services, Inc.          documents               Funds. Distribution of
    Harborside Financial      indefinitely, until we  this report to persons
      Center                  are instructed          other than
    3200 Plaza 5              otherwise. If you do    shareholders of the
    Jersey City, NJ           not wish to             Funds is authorized
      07311-4992              participate in          only in con-nection
   CUSTODIAN AND TRANSFER     householding please     with a currently
   AGENT                      contact Shareholder     effective pro-spectus,
    State Street Bank and     Services at (800)       setting forth details
      Trust Company           858-8850 ext. 6010 or   of the Funds, which
    P.O. Box 5607             send a written request  must precede or
    Boston, MA 02110          with your name, the     accom-pany this report.
                              name of your fund(s)    The accompanying
                              and your account        report has not been
                              number(s) to            audited by independent
                              SunAmerica Mutual       accountants and
                              Funds c/o BFDS, P.O.    accordingly no
                              Box 219186, Kansas      opinions has been
                              City MO, 64121-9186.    expressed thereon.
                              We will resume
                              individual mailings
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:


                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

INSAN - 9/14


[LOGO]

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.


Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-
         101)), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -------------------------
    John T. Genoy
    President

Date: December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------------
    John T. Genoy
    President

Date: December 8, 2014

By: /s/ Gregory R. Kingston
    -------------------------
    Gregory R. Kingston
    Treasurer

Date: December 8, 2014